SEC File Nos. 002-10758

811-00066

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 137

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 76

AMERICAN BALANCED FUND

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael R. Tom, Secretary

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, California 94105-2223

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2026, pursuant to paragraph (b) of Rule 485.

American Balanced Fund® Prospectus March 1, 2026

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ABALX	BALCX	TABFX	BALFX	AMBFX	AFMBX	CLBAX	CLBCX	CLBEX	TAFBX	CLBFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FBAFX	FBONX	RLBAX	RLBBX	RAMHX	RLBCX	RLBEX	RLEFX	RLBFX	RLBGX

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	3
Principal risks	3
Investment results	6
Management	8
Purchase and sale of fund shares	8
Tax information	8
Payments to broker-dealers and other financial intermediaries	8
Investment objectives, strategies and risks	9
Management and organization	18
Shareholder information	21
Purchase, exchange and sale of shares	22
How to sell shares	28
Distributions and taxes	33
Choosing a share class	34
Sales charges	36
Sales charge reductions and waivers	40
Rollovers from retirement plans to IRAs	48
Plans of distribution	49
Other compensation to dealers	50
Fund expenses	52
Financial highlights	54
Appendix	60

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 40 of the prospectus and on page 89 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.09	0.09	0.09	0.15	0.14	0.04	0.14
Total annual fund operating expenses	0.55	1.30	0.55	0.61	0.35	0.25	0.58

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	1.00	0.49	0.25	0.25	none	none	0.99
Other expenses	0.14	0.12	0.13	0.20	0.12	0.09	0.12
Total annual fund operating expenses	1.35	0.82	0.59	0.66	0.33	0.30	1.32

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.37	0.23	0.18	0.14	0.18	0.09	0.04
Total annual fund operating expenses	1.33	1.04	0.89	0.60	0.39	0.30	0.25

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

1     American Balanced Fund / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$628	$232	$305	$62	$36	$26	$407	$237	$84	$309	$67	$34	$31	$134
3 years	741	412	422	195	113	80	529	428	262	434	211	106	97	418
5 years	865	713	550	340	197	141	662	739	455	571	368	185	169	723
10 years	1,225	1,361	922	762	443	318	1,050	1,127	1,014	969	822	418	381	1,590

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$135	$106	$91	$61	$40	$31	$26		1 year	$132	$137
3 years	421	331	284	192	125	97	80		3 years	412	428
5 years	729	574	493	335	219	169	141		5 years	713	739
10 years	1,601	1,271	1,096	750	493	381	318		10 years	1,361	1,127

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 106% of the average value of its portfolio.

American Balanced Fund / Prospectus     2

Principal investment strategies The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor

3     American Balanced Fund / Prospectus

management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current

American Balanced Fund / Prospectus     4

market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization,

5     American Balanced Fund / Prospectus

currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

American Balanced Fund / Prospectus     6

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/5/2008	18.69%	9.80%	10.02%	9.22%
− After taxes on distributions		16.14	8.37	8.61	N/A
− After taxes on distributions and sale of fund shares		12.36	7.44	7.79	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	7/26/1975	11.64%	8.29%	9.15%	10.39%
C	3/15/2001	16.60	8.75	9.12	7.76
F-1	3/15/2001	18.43	9.52	9.73	8.00
F-3	1/27/2017	18.84	9.92	N/A	10.08
529-A (with maximum sales charge)	2/15/2002	14.32	8.76	9.35	7.85
529-C	2/19/2002	16.54	8.71	9.33	7.88
529-E	3/5/2002	18.18	9.28	9.49	7.61
529-F-1	9/17/2002	18.64	9.72	9.96	8.81
529-F-2	10/30/2020	18.76	9.81	N/A	11.45
529-F-3	10/30/2020	18.77	9.86	N/A	11.49
R-1	5/29/2002	17.58	8.75	8.95	7.23
R-2	5/21/2002	17.58	8.73	8.95	7.22
R-2E	8/29/2014	17.91	9.05	9.27	8.48
R-3	6/4/2002	18.08	9.21	9.43	7.78
R-4	6/21/2002	18.43	9.53	9.75	8.24
R-5E	11/20/2015	18.68	9.76	9.97	9.72
R-5	5/15/2002	18.77	9.86	10.08	8.31
R-6	5/1/2009	18.85	9.92	10.14	11.21

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.88%	14.42%	14.82%	12.23%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.70	8.47	9.78	8.77
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	3.05
Class F-2 annualized 30-day yield at December 31, 2025: 2.17% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

7     American Balanced Fund / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Hilda L. Applbaum	1999	Partner – Capital World Investors
Pramod Atluri	2018	Partner – Capital Fixed Income Investors
Paul Benjamin Co-President	2014	Partner – Capital World Investors
Alan N. Berro	2005	Partner – Capital World Investors
Mathews Cherian	2021	Partner – Capital World Investors
Jin Lee	2018	Partner – Capital World Investors
Chitrang Purani	2022	Partner – Capital Fixed Income Investors
John R. Queen Co-President	2016	Partner – Capital Fixed Income Investors
Anirudh Samsi	2020	Partner – Capital World Investors
Ritchie Tuazon	2020	Partner – Capital Fixed Income Investors
Alan J. Wilson	2016	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Investment objectives, strategies and risks The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ prior written notice to shareholders. The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities outside the United States. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Normally, the fund will maintain at least 50% of the value of its assets in common stocks, most of which have a history of paying dividends, and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

9     American Balanced Fund / Prospectus

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

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The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

11     American Balanced Fund / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

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Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

13     American Balanced Fund / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

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Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities — Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

15     American Balanced Fund / Prospectus

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

17     American Balanced Fund / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual or semi-annual report in Form N-CSR for the most recent fiscal period.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

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The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Portfolio Manager in this fund since:	Role in management of the fund
Hilda L. Applbaum	Investment professional since 1983 (with Capital Research and Management Company or affiliate since 1995)	1999, and previously an investment analyst for the fund since 1997	Serves as an equity/fixed income portfolio manager
Pramod Atluri	Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2016)	2018	Serves as a fixed income portfolio manager
Paul Benjamin	Investment professional since 2005 (all with Capital Research and Management Company or affiliate)	2014, and previously an investment analyst for the fund since 2006	Serves as an equity/fixed income portfolio manager
Alan N. Berro	Investment professional since 1986 (with Capital Research and Management Company or affiliate since 1991)	2005, and previously an investment analyst for the fund since 2000	Serves as an equity portfolio manager
Mathews Cherian	Investment professional since 1997 (with Capital Research and Management Company or affiliate since 2004)	2021, and previously an investment analyst for the fund since 2005	Serves as an equity portfolio manager
Jin Lee	Investment professional since 1996 (with Capital Research and Management Company or affiliate since 1997)	2018	Serves as an equity portfolio manager

19     American Balanced Fund / Prospectus

Portfolio manager	Investment experience	Portfolio Manager in this fund since:	Role in management of the fund
Chitrang Purani	Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2022)	2022	Serves as a fixed income portfolio manager
John R. Queen	Investment professional since 1989 (with Capital Research and Management Company or affiliate since 2002)	2016	Serves as a fixed income portfolio manager
Anirudh Samsi	Investment professional since 2001 (with Capital Research and Management Company or affiliate since 2005)	2020, and previously an investment analyst for the fund since 2005	Serves as an equity portfolio manager
Ritchie Tuazon	Investment professional since 2000 (with Capital Research and Management Company or affiliate since 2011)	2020	Serves as a fixed income portfolio manager
Alan J. Wilson	Investment professional since 1991 (all with Capital Research and Management Company or affiliate)	2016	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ prior written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

21     American Balanced Fund / Prospectus

Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your identity or such other person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEP plans, SIMPLE IRA plans and CollegeAmerica accounts.

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Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. Net asset value is computed by adding a class’s share of the value of a fund’s investments, cash and other assets, subtracting the class’s share of the fund’s liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

23     American Balanced Fund / Prospectus

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

American Balanced Fund / Prospectus     24

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies and collective investment trusts approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are generally not available for purchase to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases at the net asset value breakpoint in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value,

25     American Balanced Fund / Prospectus

may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant Capital Group Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at net asset value. See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

American Balanced Fund / Prospectus     26

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other Capital Group Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other Capital Group Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

27     American Balanced Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $250,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

American Balanced Fund / Prospectus     28

Telephoning or faxing American Funds Service Company

· Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

· Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions from a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders, taking into account relevant market conditions and limitations. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

29     American Balanced Fund / Prospectus

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

American Balanced Fund / Prospectus     30

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital Client Group, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser;

· fund share redemptions by certain counterparties approved by the fund’s investment adviser to facilitate non pro-rata redemptions in-kind; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes

31     American Balanced Fund / Prospectus

the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

American Balanced Fund / Prospectus     32

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December and June. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

33     American Balanced Fund / Prospectus

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among Capital Group Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts

American Balanced Fund / Prospectus     34

held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

35     American Balanced Fund / Prospectus

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

American Balanced Fund / Prospectus     36

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and

· Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica® account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with Capital Client Group, Inc. (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person

37     American Balanced Fund / Prospectus

(collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with Capital Client Group, Inc. who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. Capital Client Group, Inc. pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

American Balanced Fund / Prospectus     38

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

39     American Balanced Fund / Prospectus

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in eligible shares of Capital Group Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your Capital Group Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their Capital Group Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments in Capital Group Funds made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

American Balanced Fund / Prospectus     40

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all eligible classes of shares in Capital Group Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or

41     American Balanced Fund / Prospectus

cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all eligible Capital Group Funds share classes

American Balanced Fund / Prospectus     42

(excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

43     American Balanced Fund / Prospectus

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other Capital Group Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other Capital Group Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

American Balanced Fund / Prospectus     44

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

45     American Balanced Fund / Prospectus

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Commonwealth Savers PlanSM (formerly, Virginia529) as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

Purchases of Class 529-A shares through (i) a rollover from another 529 plan or (ii) a recontribution of a refunded qualified education expense are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge. Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales charge paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in

American Balanced Fund / Prospectus     46

cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Rollovers from CollegeAmerica to Roth IRAs Proceeds of a CollegeAmerica plan account may be rolled over in a direct trustee-to-trustee transfer to the plan beneficiary’s Capital Bank and Trust Roth IRA and invested in Class A shares without a sales charge, provided that such rollover is intended to satisfy the requirements of the Internal Revenue Code. If you hold CollegeAmerica or Roth IRA accounts through a financial intermediary its policies may differ.

47     American Balanced Fund / Prospectus

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to IRAs with Capital Bank and Trust Company as custodian if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian;

· rollovers to IRAs with Capital Bank and Trust Company as custodian from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs; and

· rollovers to IRAs with Capital Bank and Trust Company as custodian if at the time of distribution the assets were invested in any fund or account with a name that includes American Funds, Capital Group, or the name of a fund managed by the investment adviser or its affiliates and such fund or account was established pursuant to an agreement with the investment adviser or its affiliates.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

American Balanced Fund / Prospectus     48

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

49     American Balanced Fund / Prospectus

Other compensation to dealers Capital Client Group, Inc., at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of Capital Client Group, Inc., to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will typically be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct Capital Client Group, Inc. to exclude additional assets. In addition to the asset-based payment, Capital Client Group, Inc. provides $5 million to certain firms based on their engagement with Capital Client Group, Inc. and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with Capital Client Group, Inc. on achieving advisor training and education objectives. In the prior calendar year, Capital Client Group, Inc. paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

Capital Client Group, Inc. compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities;

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate Capital Client Group, Inc.’s training and education activities; and

· make the American Funds available through firm distribution platforms and related sales infrastructure.

Capital Client Group, Inc. will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide Capital Client Group, Inc. broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

American Balanced Fund / Prospectus     50

Separately, Capital Client Group, Inc. makes payments to certain financial intermediaries and other firms for services including:

· making the American Funds available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;

· account maintenance and support, statement preparation, transaction processing and operational improvements; and

· training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

Capital Client Group, Inc. pays certain recordkeepers for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. A list of recordkeepers anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

51     American Balanced Fund / Prospectus

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

American Balanced Fund / Prospectus     52

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Commonwealth Savers Plan For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

53     American Balanced Fund / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Class A:
12/31/2025	$34.34	$.77	$5.48	$6.25	$(.78)	$(2.32)	$(3.10)	$37.49	18.47%	$124,384.55%				2.11%
12/31/2024	31.99	.77	4.05	4.82	(.72)	(1.75)	(2.47)	34.34	14.95	109,637.56				2.24
12/31/2023	28.76	.72	3.27	3.99	(.76)	—	(.76)	31.99	14.01	98,985.57				2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49)	(.18)	(.67)	28.76	(12.11)	90,861.56				2.13
12/31/2021	30.20	.49	4.22	4.71	(.40)	(1.04)	(1.44)	33.47	15.77	105,787.56				1.50
Class C:
12/31/2025	34.06	.49	5.44	5.93	(.51)	(2.32)	(2.83)	37.16	17.60	8,117		1.30		1.36
12/31/2024	31.74	.51	4.02	4.53	(.46)	(1.75)	(2.21)	34.06	14.08	8,080		1.31		1.49
12/31/2023	28.55	.48	3.24	3.72	(.53)	—	(.53)	31.74	13.12	8,391		1.32		1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.55	(12.75)	8,825		1.31		1.37
12/31/2021	29.99	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.22	14.88	11,401		1.31		.75
Class T:
12/31/2025	34.33	.86	5.48	6.34	(.87)	(2.32)	(3.19)	37.48	18.78 [4]	—	[5]	.30	[4]	2.36	[4]
12/31/2024	31.99	.86	4.04	4.90	(.81)	(1.75)	(2.56)	34.33	15.21 [4]	—	[5]	.30	[4]	2.49	[4]
12/31/2023	28.76	.80	3.27	4.07	(.84)	—	(.84)	31.99	14.33 [4]	—	[5]	.29	[4]	2.66	[4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56)	(.18)	(.74)	28.76	(11.91)[4]	—	[5]	.31	[4]	2.38	[4]
12/31/2021	30.20	.56	4.24	4.80	(.48)	(1.04)	(1.52)	33.48	16.08 [4]	—	[5]	.32	[4]	1.74	[4]

American Balanced Fund / Prospectus 54

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class F-1:
12/31/2025	$34.30	$.75	$5.48	$6.23	$(.76)	$(2.32)	$(3.08)	$37.45	18.43%	$4,605.61%		2.05%
12/31/2024	31.96	.75	4.04	4.79	(.70)	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74)	—	(.74)	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47)	(.18)	(.65)	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
Class F-2:
12/31/2025	34.31	.84	5.47	6.31	(.85)	(2.32)	(3.17)	37.45	18.69	36,592.35		2.31
12/31/2024	31.96	.84	4.05	4.89	(.79)	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82)	—	(.82)	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55)	(.18)	(.73)	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47)	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
Class F-3:
12/31/2025	34.32	.88	5.48	6.36	(.89)	(2.32)	(3.21)	37.47	18.84	15,026.25		2.41
12/31/2024	31.97	.88	4.05	4.93	(.83)	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85)	—	(.85)	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58)	(.18)	(.76)	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
Class 529-A:
12/31/2025	34.26	.76	5.47	6.23	(.77)	(2.32)	(3.09)	37.40	18.45	6,467.58		2.08
12/31/2024	31.92	.76	4.04	4.80	(.71)	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74)	—	(.74)	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47)	(.18)	(.65)	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39)	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
Class 529-C:
12/31/2025	34.32	.48	5.47	5.95	(.48)	(2.32)	(2.80)	37.47	17.54	245	1.35	1.32
12/31/2024	31.97	.50	4.04	4.54	(.44)	(1.75)	(2.19)	34.32	14.05	251	1.35	1.44
12/31/2023	28.74	.47	3.27	3.74	(.51)	—	(.51)	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24)	(.18)	(.42)	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14)	(1.04)	(1.18)	33.44	14.86	390	1.35	.70

55 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Class 529-E:
12/31/2025	$34.24	$.67	$5.47	$6.14	$(.68)	$(2.32)	$(3.00)	$37.38	18.18%		$189.82%				1.84%
12/31/2024	31.91	.67	4.04	4.71	(.63)	(1.75)	(2.38)	34.24	14.62		177.83				1.96
12/31/2023	28.69	.63	3.26	3.89	(.67)	—	(.67)	31.91	13.70		171.84				2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40)	(.18)	(.58)	28.69	(12.35)		167.84				1.85
12/31/2021	30.13	.39	4.22	4.61	(.31)	(1.04)	(1.35)	33.39	15.46		207.83				1.22
Class 529-T:
12/31/2025	34.34	.85	5.47	6.32	(.85)	(2.32)	(3.17)	37.49	18.72	[4]	—	[5]	.35	[4]	2.32	[4]
12/31/2024	31.99	.84	4.05	4.89	(.79)	(1.75)	(2.54)	34.34	15.17	[4]	—	[5]	.36	[4]	2.43	[4]
12/31/2023	28.76	.78	3.27	4.05	(.82)	—	(.82)	31.99	14.25	[4]	—	[5]	.36	[4]	2.60	[4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)[4]		—	[5]	.35	[4]	2.35	[4]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.97	[4]	—	[5]	.38	[4]	1.69	[4]
Class 529-F-1:
12/31/2025	34.21	.82	5.46	6.28	(.83)	(2.32)	(3.15)	37.34	18.64	[4]	—	[5]	.41	[4]	2.24	[4]
12/31/2024	31.88	.81	4.04	4.85	(.77)	(1.75)	(2.52)	34.21	15.09	[4]	—	[5]	.42	[4]	2.37	[4]
12/31/2023	28.67	.75	3.26	4.01	(.80)	—	(.80)	31.88	14.15	[4]	—	[5]	.44	[4]	2.51	[4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52)	(.18)	(.70)	28.67	(12.01)[4]		—	[5]	.43	[4]	2.27	[4]
12/31/2021	30.11	.53	4.21	4.74	(.44)	(1.04)	(1.48)	33.37	15.93	[4]	—	[5]	.43	[4]	1.63	[4]
Class 529-F-2:
12/31/2025	34.33	.85	5.49	6.34	(.86)	(2.32)	(3.18)	37.49	18.76		714.34				2.32
12/31/2024	31.99	.85	4.04	4.89	(.80)	(1.75)	(2.55)	34.33	15.20		572.34				2.45
12/31/2023	28.76	.79	3.27	4.06	(.83)	—	(.83)	31.99	14.24		467.34				2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)		400.35				2.35
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.99		444.36				1.70
Class 529-F-3:
12/31/2025	34.33	.86	5.48	6.34	(.87)	(2.32)	(3.19)	37.48	18.77		2.30				2.37
12/31/2024	31.98	.86	4.05	4.91	(.81)	(1.75)	(2.56)	34.33	15.25		2.30				2.48
12/31/2023	28.75	.79	3.27	4.06	(.83)	—	(.83)	31.98	14.31		1.31				2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.75	(11.89)		1.31				2.39
12/31/2021	30.19	.57	4.22	4.79	(.48)	(1.04)	(1.52)	33.46	16.06		1.31				1.75

American Balanced Fund / Prospectus 56

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-1:
12/31/2025	$34.01	$.48	$5.43	$5.91	$(.49)	$(2.32)	$(2.81)	$37.11	17.58%	$179	1.33%	1.34%
12/31/2024	31.71	.50	4.01	4.51	(.46)	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53)	—	(.53)	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
Class R-2:
12/31/2025	34.05	.48	5.44	5.92	(.50)	(2.32)	(2.82)	37.15	17.58	1,160	1.33	1.34
12/31/2024	31.74	.50	4.02	4.52	(.46)	(1.75)	(2.21)	34.05	14.08	1,147	1.32	1.47
12/31/2023	28.55	.48	3.24	3.72	(.53)	—	(.53)	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25)	(.18)	(.43)	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15)	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
Class R-2E:
12/31/2025	34.15	.59	5.45	6.04	(.60)	(2.32)	(2.92)	37.27	17.91	171	1.04	1.62
12/31/2024	31.83	.60	4.03	4.63	(.56)	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61)	—	(.61)	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33)	(.18)	(.51)	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24)	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
Class R-3:
12/31/2025	34.11	.64	5.45	6.09	(.66)	(2.32)	(2.98)	37.22	18.08	2,566.89		1.77
12/31/2024	31.79	.65	4.03	4.68	(.61)	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66)	—	(.66)	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38)	(.18)	(.56)	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29)	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
Class R-4:
12/31/2025	34.27	.75	5.47	6.22	(.76)	(2.32)	(3.08)	37.41	18.43	4,371.60		2.07
12/31/2024	31.93	.76	4.04	4.80	(.71)	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75)	—	(.75)	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47)	(.18)	(.65)	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43

57 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-5E:
12/31/2025	$34.30	$.83	$5.48	$6.31	$(.84)	$(2.32)	$(3.16)	$37.45	18.68%	$715.40%		2.27%
12/31/2024	31.96	.82	4.05	4.87	(.78)	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81)	—	(.81)	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53)	(.18)	(.71)	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45)	(1.04)	(1.49)	33.44	15.97	682.40		1.67
Class R-5:
12/31/2025	34.39	.86	5.49	6.35	(.87)	(2.32)	(3.19)	37.55	18.77	1,105.30		2.36
12/31/2024	32.03	.86	4.06	4.92	(.81)	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84)	—	(.84)	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48)	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
Class R-6:
12/31/2025	34.35	.88	5.49	6.37	(.89)	(2.32)	(3.21)	37.51	18.85	63,117.25		2.41
12/31/2024	32.00	.88	4.05	4.93	(.83)	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85)	—	(.85)	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58)	(.18)	(.76)	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82

American Balanced Fund / Prospectus 58

	Year ended December 31,
Portfolio turnover rate for all share classes[6]	2025[7]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	50%	44%[8]	42%[8]	52%[8]	53%[8]
Including mortgage dollar roll transactions	106%	131%[8]	171%[8]	157%[8]	158%[8]

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

7 Rates exclude in-kind transactions, if any.

8 Includes the value of securities sold due to redemptions of shares in-kind, if any. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

59 American Balanced Fund / Prospectus

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

· Transaction size breakpoints, as described in this prospectus or the SAI

· Rights of accumulation (ROA), as described in this prospectus or the SAI

· Letter of intent, as described in this prospectus or the SAI

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

· Shares purchased by employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs

· Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus

American Balanced Fund / Prospectus     60

elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges

· Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

· Redemptions due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

· Redemptions made in connection with a return of excess contributions from an IRA account

· Shares purchased through a Right of Reinstatement (as defined above)

· Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (“D.A. Davidson”)

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

61     American Balanced Fund / Prospectus

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

American Balanced Fund / Prospectus     62

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds and CollegeAmerica 529 Plan held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures

· Shares purchased in an Edward Jones fee-based program

63     American Balanced Fund / Prospectus

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement“):

— The redemption and repurchase occur in the same account

— The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions

· Purchases of Class 529-A shares made for recontribution of refunded amounts

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

· Initial purchase minimum: $250

American Balanced Fund / Prospectus     64

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

Janney Montgomery Scott LLC (“Janney”)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

65     American Balanced Fund / Prospectus

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

If you purchase or hold fund shares through an applicable JP Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or statement of additional information.

Front-end sales charge waivers on Class A shares available at JP Morgan Securities LLC

· Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to JP Morgan Securities LLC’s policies relating to sales load discounts and waivers

· Shares purchased through rights of reinstatement

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of JP Morgan Securities LLC or its affiliates and their spouse or financial dependent

Class C to Class A share conversion

· A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with JP Morgan Securities LLC’s policies and procedures

American Balanced Fund / Prospectus     66

JP Morgan Securities LLC Class R-4 share employer-sponsored retirement plan eligibility

· Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts

CDSC waivers on Class A and Class C shares available at JP Morgan Securities LLC

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares purchased in connection with a return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end load discounts available at JP Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

· Breakpoints as described in the prospectus

· Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at JP Morgan Securities LLC. Eligible fund family assets not held at JP Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

· Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through JP Morgan Securities LLC, over a 13-month period of time (if applicable)

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Lynch Sales Load Waiver and Discounts Supplement (the “Merrill Lynch SLWD Supplement”) and in the Mutual Fund Investing at Merrill Lynch pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

67     American Balanced Fund / Prospectus

Front-end load waivers available at Merrill Lynch

· Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans

· Shares purchased through a Merrill Lynch investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

· Shares purchased through the Merrill Lynch Edge Self-Directed platform. Class A shares are not currently available in the programs described in this waiver

· Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

· Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill Lynch SLWD Supplement

· Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Lynch Household (as defined in the Merrill Lynch SLWD Supplement)

· Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

· Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) waivers on front-end, back-end, and level load shares available at Merrill Lynch

· Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

· Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill Lynch SLWD Supplement

· Shares sold due to return of excess contributions from an IRA account

American Balanced Fund / Prospectus     68

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

· Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation & letters of intent

· Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill Lynch SLWD Supplement

· Rights of Accumulation (ROA), as described in the Merrill Lynch SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Lynch Household

On or about May 1, 2026, assets not held at Merrill Lynch will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill Lynch SLWD Supplement.

· Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Lynch Household, as further described in the Merrill Lynch SLWD Supplement

On or about May 1, 2026, Merrill Lynch will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill Lynch SLWD Supplement.

CollegeAmerica accounts

If clients establish or hold their CollegeAmerica 529 Plan (Plan) accounts on the Merrill Lynch omnibus platform, the features and policies related to share class sales charges (including contingent deferred sales charges (CDSC), if any), share class sales charge waivers or discounts, letters of intent (LOI) and reinstatement privileges, and Class 529-C share conversion period will be different than referenced in this document and will be governed by the Merrill Lynch 529 Account Unit Class Disclosure and Terms and Conditions (T&Cs) provided to clients by Merrill Lynch prior to establishing their Plan account.

Except as described in this Merrill Lynch specific section of this document and the T&Cs, Merrill Lynch does not offer any initial sales charge discounts, CDSC waivers, LOI or reinstatement privileges in the 529 plans offered on the Merrill Lynch omnibus platform (the “529 Discounts, Waivers and Privileges”). To receive the 529 Discounts, Waivers, and Privileges not offered by Merrill Lynch, clients will have to invest in the Plan directly or through another intermediary.

Before investing in the Plan through Merrill Lynch, clients should consider the potential benefits and importance to them of such 529 Discounts, Waivers, and Privileges.

For additional information on the Discounts, Waivers, and Privileges and Merrill Lynch’s policies, clients are encouraged to contact their financial advisor or refer to the T&C.

If clients establish or hold their Plan accounts on the Merrill Lynch omnibus platform, then the share class (described as unit class in the T&Cs) their account will purchase will

69     American Balanced Fund / Prospectus

generally be based on their eligible assets or meeting other eligibility criteria as set forth in the T&Cs. The Plan offered by Merrill Lynch on its omnibus platform will have two share classes – Class 529-A share and Class 529-C share–each with its own fee and expense structure. Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. Clients will not be able to select the share class. Among other things, Class 529-C shares will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase. If the Plan permits Class 529-C shares’ conversion sooner than four years, such earlier conversion date will automatically apply.

For additional information, clients are encouraged to contact their financial advisor or refer to the T&Cs.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Morgan Stanley Class A share front-end sales charge waiver

Morgan Stanley clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley’s share class conversion program

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load. This waiver is not available for 529 Plan accounts maintained through Morgan Stanley. Investors wishing to utilize this privilege will need to do so through an account held directly with the Plan or a financial intermediary that supports this feature

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge

Morgan Stanley clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

American Balanced Fund / Prospectus     70

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley clients.

Morgan Stanley Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

71     American Balanced Fund / Prospectus

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Classes A and 529-A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

· Purchases of Class 529-A shares through a rollover from another 529 plan

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

American Balanced Fund / Prospectus     72

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

· Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

73     American Balanced Fund / Prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge (“CDSC”) waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

· Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A money market funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

· Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

· Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel

· Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program

American Balanced Fund / Prospectus     74

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement

· Shares from rollovers into Stifel custodied IRA from retirement plans

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529-A shares made for reinvestment of refunded amounts

CDSC Waivers on Class A and C Shares

· Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary

· Shares sold as part of a systematic withdrawal plan not to exceed 12% annually

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

· Shares acquired through a right of reinstatement

· Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information

75     American Balanced Fund / Prospectus

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

· Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information

· Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

· Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan

· Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans

· Gift of shares will not be considered when determining breakpoint discounts

American Balanced Fund / Prospectus     76

Notes

77     American Balanced Fund / Prospectus

Notes

American Balanced Fund / Prospectus     78

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Program description The CollegeAmerica 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-011-0326P Litho in USA CGD/TM/8002 Investment Company File No. 811-00066

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL R. TOM
MICHAEL R. TOM
SECRETARY

American Balanced Fund®

Part B
Statement of Additional Information

March 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of American Balanced Fund (the “fund”) dated March 1, 2026. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

American Balanced Fund
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	ABALX	Class 529-A	CLBAX	Class R-1	RLBAX
Class C	BALCX	Class 529-C	CLBCX	Class R-2	RLBBX
Class T	TABFX	Class 529-E	CLBEX	Class R-2E	RAMHX
Class F-1	BALFX	Class 529-T	TAFBX	Class R-3	RLBCX
Class F-2	AMBFX	Class 529-F-1	CLBFX	Class R-4	RLBEX
Class F-3	AFMBX	Class 529-F-2	FBAFX	Class R-5E	RLEFX
		Class 529-F-3	FBONX	Class R-5	RLBFX
				Class R-6	RLBGX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	33
Management of the fund	35
Execution of portfolio transactions	68
Disclosure of portfolio holdings	72
Price of shares	74
Taxes and distributions	77
Purchase and exchange of shares	81
Sales charges	86
Sales charge reductions and waivers	89
Selling shares	94
Redemptions in-Kind	95
Shareholder account services and privileges	96
General information	99
Appendix	110

Investment portfolio
Financial statements

American Balanced Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Equity securities

· The fund will invest at least 50% of the value of its assets in common stocks.

Debt instruments

· The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or in unrated securities determined by the investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the United States

· The fund may invest up to 20% of its assets in securities outside the United States.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

American Balanced Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

American Balanced Fund — Page 3

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

American Balanced Fund — Page 4

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date

American Balanced Fund — Page 5

and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are

American Balanced Fund — Page 6

not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as

American Balanced Fund — Page 7

the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or

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market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

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Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective

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maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The

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interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency

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exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities,

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resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

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Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

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Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or

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securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide

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cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Derivatives — In pursuing its investment objective(s), the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

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The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option,

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in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

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Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an

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agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures

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contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

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Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and standardized credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps and certain types of interest rate swaps and credit default swap indices are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such

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security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). Additionally, in order to assume exposure to the commercial mortgage-backed security sector or to hedge against existing credit and market risks within such sector, the fund may invest in mortgage-backed security credit default swap indices, including the CMBX index (collectively referred to as “CMBXIs”).

A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. A CMBXI is a tradeable index referencing a basket of commercial mortgage-backed securities. In a typical CDSI or CMBXI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI or CMBXI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI or CMBXI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s

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counterparty to a CDSI or CMBXI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI or CMBXI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI or CMBXI is based, the investment could result in losses to the fund.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates

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will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value,

American Balanced Fund — Page 27

coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the fund. As the securities lending agent, JPMorgan administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under

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the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the fund’s portfolio. JPMorgan is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the fund for lending securities.

The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s Form N-CSR, which reflects estimated accruals.

Gross income from securities lending activities	$7,260,000
Fees paid to securities lending agent from a revenue split	198,000
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split
Administrative fees not included in the revenue split
Indemnification fees not included in the revenue split
Rebates (paid to borrower)	3,300,000
Other fees not included in the revenue split
Aggregate fees/compensation for securities lending activities	3,498,000
Net income from securities lending activities	3,762,000

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2025 and 2024 were 106% and 131%, respectively. The fund's portfolio turnover rates excluding mortgage dollar roll transactions for the fiscal years ended December 31, 2025 and 2024 were 50% and 44%, respectively. See "Forward commitment, when issued and delayed delivery transactions" above for more information on mortgage dollar rolls. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

Under normal circumstances, the investment adviser anticipates that portfolio turnover for common stocks in the fund’s portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived primarily from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Gina F. Adams, 1958 Trustee (2022)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/ logistics company)	53	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Charles E. Andrews, 1952 Trustee (2026)	Business advisor and corporate board member; former Board Member and Advisor, MorganFranklin Consulting (business consulting and technology solutions)	16	Marriott Vacations Worldwide Corporation; NVR, Inc.; Trustar Bank

· Service as chief executive officer

· Service as chief financial officer

· Corporate board experience

· Chartered Global Management Accountant

· Service on boards of community and nonprofit organizations

· Certified public accountant

Joseph J. Bonner, 1955 Trustee (2026)	President and CEO, Solana Beach Capital LLC (real estate advisory); Global Head of Real Estate, Board Member, The Interlink Group (private merchant bank)	16	Extra Space Storage	· Advisory board service for real estate investment management firm · Board service for educational and nonprofit organizations · MBA · MS, Civil Engineering, BArch, Architecture

American Balanced Fund — Page 36

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Michael C. Camuñez, 1969 Trustee (2019)	President and CEO, Monarch Global Strategies LLC	16	Edison International/ Southern California Edison

· Senior management experience

· Former Special Counsel to the President, The White House

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Corporate board experience

· JD

Vanessa C. L. Chang, 1952 Trustee (2012)	Former Director, EL & EL Investments (real estate)	93

Transocean Ltd. (offshore drilling contractor)

Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021); Edison International/ Southern California Edison (until 2025)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

American Balanced Fund — Page 37

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Cecilia V. Estolano, 1966 Trustee (2026)	Founder and CEO of Estolano Advisors (urban planning and public policy consultancy); CEO of Better World Group (boutique environmental advocacy consultancy)	16	None

· Senior management experience for public policy, environmental, redevelopment and governmental agencies

· Experience as land use and environmental lawyer

· Board service for the arts, educational, public policy, urban planning, charitable and other nonprofit organizations

· MA, Urban Planning; JD

Yvonne L. Greenstreet, 1962 Trustee (2026)	Chief Executive Officer, Alnylam Pharmaceuticals, Inc.	16	Former director of Argenx (a global immunology company) (until 2022); Pacira, Inc. (pharmaceuticals) (until 2023)

· Senior management experience in the global pharmaceutical and life sciences industries, including research and development, strategy and commercial development

· Board service for philanthropic, educational and nonprofit organizations

· MBA, MBChB

American Balanced Fund — Page 38

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Martin E. Koehler, 1957 Trustee (2026)	Independent management consultant	53	None	· Senior management experience · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · MBA · MS, industrial engineering
Sharon I. Meers, 1965 Trustee (2021)	Co-Founder and President, Midi Health, Inc. (a women’s telehealth company)	93	None

· Service as head of strategic partnerships, ecommerce company

· Experience in investment banking and senior management experience in business development, operations and investment management

· Service on trustee boards for nonprofit organizations

· MA, economics

American Balanced Fund — Page 39

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Pascal Millaire, 1983 Trustee (2026)	CEO and Director, CyberCube Analytics, Inc. (cyber risk software for insurers)	16	None

· Service as chief executive officer

· Senior management experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Global management consultant

· Cybersecurity experience

· MBA

William I. Miller, 1956 Chair of the Board (Independent and Non-Executive) (2026)	Former President, The Wallace Foundation	16	Cummins, Inc.	· Service as chief executive officer · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations · MBA

American Balanced Fund — Page 40

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Josette Sheeran, 1954 Trustee (2019)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	53	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

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Interested trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
Bradford F. Freer, 1969 Trustee (2026)	Partner – Capital Research Global Investors, Capital Research and Management Company; Partner – Capital Research Global Investors, Capital Bank and Trust Company	16	None
Anne-Marie Peterson, 1972 Trustee (2020-2024; 2026)	Partner – Capital International Investors, Capital Research and Management Company	16	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Paul Benjamin, 1979 Co-President (2014)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*
John R. Queen, 1965 Co-President (2018)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*; Senior Vice President, Capital Group Private Client Services, Inc.*
Donald H. Rolfe, 1972 Principal Executive Officer (2012)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President (2014)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Michael R. Tom, 1988 Secretary (2026)	Associate – Legal and Compliance Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer (2016)	Vice President – Legal and Compliance Group, Capital Research and Management Company

American Balanced Fund — Page 42

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Marilyn Paramo, 1982 Assistant Secretary (2026)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2016)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed, with the exception of Paul Benjamin, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Balanced Fund — Page 43

Fund shares owned by trustees as of December 31, 2025:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Gina F. Adams	None	Over $100,000	N/A	Over $100,000
Charles E. Andrews	None	Over $100,000	N/A	Over $100,000
Joseph J. Bonner	None	Over $100,000	N/A	Over $100,000
Michael C. Camuñez	None	Over $100,000	Over $100,000	Over $100,000
Vanessa C. L. Chang	Over $100,000	Over $100,000	N/A	N/A
Cecilia V. Estolano	None	Over $100,000	N/A	N/A
Yvonne L. Greenstreet	None	$10,001 – $50,000	N/A	Over $100,000
Martin E. Koehler	None	Over $100,000	N/A	Over $100,000
Sharon I. Meers	None	Over $100,000	N/A	Over $100,000
Pascal Millaire	None	Over $100,000	N/A	N/A
William I. Miller	None	Over $100,000	N/A	Over $100,000
Josette Sheeran	None	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
Bradford F. Freer	None	Over $100,000
Anne-Marie Peterson	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and/or 401(k) plan, as applicable.

2 N/A indicates that the listed individual, as of December 31, 2025, was not a trustee of the fund (or, as applicable, other funds in the same family of investment companies as the fund), did not allocate deferred compensation to the fund, or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2025:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams[2]	$119,270	$346,000
Charles E. Andrews (elected January 1, 2026)	None	244,000
Joseph J. Bonner (elected January 1, 2026)	None	258,000
Michael C. Camuñez[2]	125,482	346,000
Vanessa C. L. Chang	119,270	472,000
Cecilia V. Estolano (elected January 1, 2026)	None	248,000
Nariman Farvardin[2] (service ended December 31, 2025)	105,604	552,000
Yvonne L. Greenstreet (elected January 1, 2026)	None	248,000
William D. Jones[2] (service ended December 31, 2025)	144,118	641,500
Martin E. Koehler (elected January 1, 2026)	None	340,000
Sharon I. Meers[2]	125,482	377,000
Pascal Millaire (elected January 1, 2026)	None	248,000
William I. Miller (elected January 1, 2026)	None	308,000
Josette Sheeran[2]	99,392	406,000
Margaret Spellings[2] (service ended December 31, 2025)	99,392	542,000

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2025 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2025 fiscal year for participating trustees is as follows: Gina F. Adams ($317,054), Michael C. Camuñez ($215,203), Nariman Farvardin ($530,759), William D. Jones ($637,088), Sharon I. Meers ($596,547), Josette Sheeran ($335,922) and Margaret Spellings ($374,414). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, reorganized in Maryland on February 2, 1990, and reorganized as a Delaware statutory trust on March 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Commonwealth Savers PlanSM (formerly, Virginia529) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

American Balanced Fund — Page 47

board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Charles E. Andrews, Joseph J. Bonner, Vanessa C. L. Chang, Sharon I. Meers, Pascal Millaire, William I. Miller and Jossette Sheeran. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2025 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2025 fiscal year.

The fund has a nominating and governance committee comprised of Gina F. Adams, Michael C. Camuñez, Cecilia V. Estolano, Yvonne L. Greenstreet and Martin E. Koehler. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified

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candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2025 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and

American Balanced Fund — Page 49

engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by, (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

American Balanced Fund — Page 50

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

American Balanced Fund — Page 51

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2026. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D Jones & Co	Record	Class A	27.29%
For the Benefit of Customers		Class F-3	47.59%
St Louis, MO		Class 529-A	14.84%
		Class 529-C	11.25%

Pershing, LLC	Record	Class A	7.81%
Jersey City, NJ		Class C	12.46%
		Class F-1	7.13%
		Class F-2	11.24%
		Class F-3	7.78%
		Class 529-F-3	55.08%
		Class R-5	10.62%

LPL Financial	Record	Class A	5.95%
Omnibus customer account		Class C	12.56%
San Diego, CA		Class F-1	7.75%
		Class F-2	17.14%

National Financial Services, LLC	Record	Class A	5.76%
For the exclusive benefit of our customers		Class C	5.94%
Omnibus account		Class F-1	17.11%
Jersey City, NJ		Class F-2	15.48%
		Class F-3	16.76%

Wells Fargo Clearing Services, LLC	Record	Class A	5.73%
Special custody account for the exclusive benefit of customers		Class C	13.92%
St. Louis, MO		Class F-1	6.00%
		Class F-2	5.06%
		Class 529-C	10.11%

Raymond James	Record	Class C	8.26%
Omnibus For Mutual Funds		Class F-2	11.76%
St. Petersburg, FL		Class 529-C	9.65%
		Class 529-F-2	5.70%

Morgan Stanley Smith Barney, LLC	Record	Class C	6.39%
For the benefit of its customers		Class F-2	8.94%
Omnibus account		Class 529-A	7.07%
New York, N.Y.		Class 529-C	12.49%
		Class 529-E	5.00%

American Balanced Fund — Page 52

Name and address	Ownership	Ownership percentage

Charles Schwab & Co., Inc.	Record	Class F-1	22.63%
Special custody account for exclusive benefit of customers
Account 1
San Francisco, CA

MLPF&S	Record	Class F-2	6.26%
For the sole benefit of its Customers		Class R-5	5.19%
Jacksonville, FL

Charles Schwab & Co., Inc.	Record	Class F-3	15.11%
Special custody account for exclusive benefit of customers
Account 2
San Francisco, CA

Charles Schwab & Co., Inc.	Record	Class F-3	8.41%
Special custody account for exclusive benefit of customers		Class 529-F-3	44.92%
Account 3
San Francisco, CA

Capital Research & Management Company	Record	Class 529-F-1	100.00%
Corporate Account
Irvine, CA

Matrix Trust Company as agent for	Record	Class R-1	33.95%
Advisor Trust, Inc.	Beneficial
Aspire-Investlink
Denver, CO

Empower Trust Company LLC	Record	Class R-2	9.23%
FBO Planpremier Retirement Plans Omnibus	Beneficial	Class R-2E	55.07%
Greenwood Village, CO		Class R-3	10.85%
		Class R-4	9.01%
		Class R-5E	17.21%
		Class R-5	11.80%

State Street Bank and Trust as Trustee and/or Custodian FBO	Record	Class R-2E	18.12%
ADP Access Product 401k Plan	Beneficial
Boston, MA

Massachusetts Mutual Insurance Co	Record	Class R-2E	10.17%
Springfield, MA

American Balanced Fund — Page 53

Name and address	Ownership	Ownership percentage

Hartford	Record	Class R-2E	8.50%
Hartford, CT

AUL American Group	Record	Class R-3	5.95%
Retirement Annuity
Indianapolis, IN

Voya Retirement Insurance and Annuity Company	Record	Class R-3	5.62%
Hartford CT	Beneficial

John Hancock Life Insurance Company USA	Record	Class R-4	42.69%
Boston, MA

Lincoln Retirement Services Co	Record	Class R-5E	9.02%
FBO CVHP Retirement Plan
Fort Wayne, IN

John Hancock Trust Company LLC	Record	Class R-5E	5.49%
Boston, MA	Beneficial	Class R-5	6.30%

VRSCO	Record	Class R-5-E	5.32%
FBO VTC Custodian Trustee FBO Retirement Plans	Beneficial
Houston, TX

National Financial Services LLC	Record	Class R-5	18.78%
Account 1	Beneficial
Jersey City, NJ

American Funds 2035 Target Date	Record	Class R-6	6.99%
Retirement Fund
Norfolk, VA

American Funds 2030 Target Date	Record	Class R-6	6.67%
Retirement Fund
Norfolk, VA

American Funds 2040 Target Date	Record	Class R-6	6.60%
Retirement Fund
Norfolk, VA

American Funds Balanced Portfolio	Record	Class R-6	6.59%
Norfolk, VA

American Balanced Fund — Page 54

Name and address	Ownership	Ownership percentage

American Funds 2045 Target Date	Record	Class R-6	5.54%
Retirement Fund
Norfolk, VA

National Financial Services LLC	Record	Class R-6	5.25%
Account 2
Jersey City, NJ

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of February 1, 2026, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

American Balanced Fund — Page 55

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as (i) S&P 500 Index, (ii) Bloomberg U.S. Aggregate Index, and (iii) a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize the benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

American Balanced Fund — Page 56

The following table reflects information as of December 31, 2025:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Hilda L. Applbaum	Over $1,000,000	1	$139.4	2	$9.80	None
Pramod Atluri	Over $1,000,000	5	$253.3	3	$11.74	None
Paul Benjamin	Over $1,000,000	4	$279.3	5	$18.36	None
Alan N. Berro	Over $1,000,000	4	$252.3	3	$15.89	None
Mathews Cherian	Over $1,000,000	4	$222.8	5	$18.36	None
Jin Lee	Over $1,000,000	6	$396.7	5	$22.61	None
Chitrang Purani	$500,001 – $1,000,000	7	$120.5	3	$11.74	None
John R. Queen	Over $1,000,000	25	$407.2	4	$13.33	168	$0.32
Anirudh Samsi	Over $1,000,000	1	$139.4	2	$9.80	None
Ritchie Tuazon	$500,001 – $1,000,000	4	$61.0	5	$17.16	None
Alan J. Wilson	Over $1,000,000	3	$409.7	3	$18.80	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

American Balanced Fund — Page 57

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until November 30, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

American Balanced Fund — Page 58

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.42%	$ 0	$ 500,000,000
0.324	500,000,000	1,000,000,000
0.30	1,000,000,000	1,500,000,000
0.282	1,500,000,000	2,500,000,000
0.27	2,500,000,000	4,000,000,000
0.262	4,000,000,000	6,500,000,000
0.255	6,500,000,000	10,500,000,000
0.25	10,500,000,000	13,000,000,000
0.245	13,000,000,000	17,000,000,000
0.24	17,000,000,000	21,000,000,000
0.235	21,000,000,000	27,000,000,000
0.230	27,000,000,000	34,000,000,000
0.225	34,000,000,000	44,000,000,000
0.220	44,000,000,000	55,000,000,000
0.215	55,000,000,000	71,000,000,000
0.210	71,000,000,000	89,000,000,000
0.207	89,000,000,000	115,000,000,000
0.204	115,000,000,000	144,000,000,000
0.202	144,000,000,000	186,000,000,000
0.200	186,000,000,000	233,000,000,000
0.199	233,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended December 31, 2025, 2024 and 2023, the investment adviser earned from the fund management fees of $528,828,000, $482,803,000 and $426,579,000, respectively.

American Balanced Fund — Page 59

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until November 30, 2026, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

American Balanced Fund — Page 60

During the 2025 fiscal year, administrative services fees were:

Administrative services fee
Class A	$34,707,000
Class C	2,382,000
Class T	—*
Class F-1	1,282,000
Class F-2	9,809,000
Class F-3	4,076,000
Class 529-A	1,819,000
Class 529-C	72,000
Class 529-E	54,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	191,000
Class 529-F-3	1,000
Class R-1	60,000
Class R-2	346,000
Class R-2E	50,000
Class R-3	749,000
Class R-4	1,268,000
Class R-5E	199,000
Class R-5	342,000
Class R-6	17,532,000

* Amount less than $1,000.

American Balanced Fund — Page 61

Principal Underwriter and plans of distribution — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

American Balanced Fund — Page 62

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2025	$19,336,000	$84,410,000
	2024	18,055,000	79,103,000
	2023	15,505,000	68,508,000
Class C	2025	368,000	10,520,000
	2024	—	9,610,000
	2023	785,000	7,374,000
Class 529-A	2025	1,063,000	3,972,000
	2024	1,106,000	4,215,000
	2023	1,064,000	3,977,000
Class 529-C	2025	39,000	478,000
	2024	25,000	511,000
	2023	9,000	480,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

American Balanced Fund — Page 63

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $23,314,000 or less than 1% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

American Balanced Fund — Page 64

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2025 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$289,219,000	$24,991,000
Class C	79,414,000	7,517,000
Class T	—	—
Class F-1	10,565,000	1,268,000
Class 529-A	14,225,000	1,335,000
Class 529-C	2,404,000	216,000
Class 529-E	890,000	105,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	1,979,000	190,000
Class R-2	8,636,000	2,073,000
Class R-2E	1,009,000	91,000
Class R-3	12,474,000	2,186,000
Class R-4	10,560,000	1,204,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call Capital Client Group, Inc. at (800) 421-4120 for assistance.

American Balanced Fund — Page 65

Fee to Commonwealth Savers Plan — Class 529 shares are offered to certain American Funds by Commonwealth Savers Plan through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Commonwealth Savers Plan through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Commonwealth Savers Plan is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $75 billion and .03% on net assets over $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2028.

American Balanced Fund — Page 66

Other compensation to dealers — As of March 1, 2026, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) are listed below.

Dealers:

Ameriprise

Atria Wealth Solutions

Avantax Investment Services, Inc
Cambridge

Cetera Financial Group

Charles Schwab Network

Commonwealth

Edward Jones
Equitable Advisors

Fidelity

J.P. Morgan Chase Banc One

Janney Montgomery Scott

Kestra

LPL Group

Merrill

MML Investors Services

Morgan Stanley Wealth Management
Northwestern Mutual (NM)

Osaic (Advisor Group)

Raymond James Group

RBC

Robert W. Baird

Stifel Nicolaus & Co

UBS

Wells Fargo Network

Recordkeepers:

Ascensus
Empower (Great West Life & Annuity Insurance Company)
John Hancock
Nationwide
Principal
Transamerica
Voya

American Balanced Fund — Page 67

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

American Balanced Fund — Page 68

registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

American Balanced Fund — Page 69

purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions (net of any reimbursements described below) paid on portfolio transactions for the fiscal years ended December 31, 2025, 2024 and 2023 amounted to $14,307,000, $15,138,000 and $13,041,000, respectively. The investment adviser is reimbursing the fund for all amounts collected into the commission sharing arrangement. For the fiscal years ended December 31, 2025, 2024 and 2023, the investment adviser reimbursed the fund $1,818,000, $1,093,000 and $1,439,000, respectively, for commissions paid to broker−dealers through a commission sharing arrangement to compensate such broker−dealers for research services. Changes in the dollar amount of brokerage

American Balanced Fund — Page 70

commissions paid by the fund over the last three fiscal years resulted from changes in the volume of trading activity and/or the amount of commissions used to pay for research services through a commission sharing arrangement.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Bank of America, N.A., Citigroup Inc., Deutsche Bank A.G., Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, UBS Group AG and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Deutsche Bank A.G. in the amount of $169,042,000 and UBS Group AG in the amount of $216,426,000. The fund held debt and equity securities of Bank of America, N.A. in the amount of $1,394,996,000, Citigroup Inc. in the amount of $1,016,790,000, Goldman Sachs Group, Inc. in the amount of $799,866,000, J.P. Morgan Securities LLC in the amount of $2,935,128,000, Morgan Stanley & Co. LLC in the amount of $1,017,886,000 and Wells Fargo Securities, LLC in the amount of $571,716,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month for equity securities, and no earlier than the 30th day after such month for fixed income securities. The fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted no earlier than the 10th day after the final month of each calendar quarter. For multi-asset funds, the fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted each month, no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships and up to 10 key global consulting firms with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

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Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in newspapers and websites do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share. Net asset value is computed by adding the value of a fund’s investments, cash or other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

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All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair

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valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain and income distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares prior to a distribution.

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The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet distributed income or capital gains that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

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Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

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For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.
The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Commonwealth Savers Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $250 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other Capital Group Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases

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are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and ..25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase eligible shares of Capital Group Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include purchases of eligible classes of shares of the Capital Group Funds made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining simultaneous purchases of all eligible classes of shares in Capital Group Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your Capital Group Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.

You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

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If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

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CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Commonwealth Savers Plan as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

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Redemptions in-Kind

Although payment of redemptions normally will be in cash, the fund’s governing documents permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of directors/trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders may be selected by the investment adviser on a non-pro rata basis in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The fund(s) may also effect redemptions in-kind in an effort (a) to manage cash positions, (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and raising cash for redemptions, or (c) other portfolio management purposes. This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or other reasons. By doing so, a fund may avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the fund. With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing a fund’s NAV. The custom basket would include only securities that have been disclosed as portfolio holdings in the fund’s most recent public holdings disclosure.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

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Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any Capital Group Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may

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also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

American Balanced Fund — Page 98

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2025 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$64,396,000
Class C	4,454,000
Class T	—*
Class F-1	5,018,000
Class F-2	35,330,000
Class F-3	157,000
Class 529-A	3,074,000
Class 529-C	125,000
Class 529-E	54,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	241,000
Class 529-F-3	—*
Class R-1	176,000
Class R-2	3,823,000
Class R-2E	330,000
Class R-3	3,645,000
Class R-4	4,239,000
Class R-5E	984,000
Class R-5	616,000
Class R-6	675,000

* Amount less than $1,000.

American Balanced Fund — Page 99

Independent registered public accounting firm — Deloitte & Touche LLP ("D&T"), 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by D&T, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA 94105-2223, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results (annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, D&T. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Balanced Fund — Page 100

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2025

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$37.49
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$39.78

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the fund’s Form N-CSR, are included in this statement of additional information.

American Balanced Fund — Page 101

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class A-2	Class A-3	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	N/A	N/A	302	43002	402	602	702
American Balanced Fund®	011	N/A	N/A	311	43011	411	611	711
American Funds® Developing World Growth and Income Fund	30100	N/A	N/A	33100	43100	34100	36100	37100
American Funds® Global Balanced Fund	037	N/A	N/A	337	43037	437	637	737
American Funds® Global Insight Fund	30122	N/A	N/A	33122	43122	34122	36122	37122
American Funds® International Vantage Fund	30123	N/A	N/A	33123	43123	34123	36123	37123
American Mutual Fund®	003	N/A	N/A	303	43003	403	603	703
Capital Income Builder®	012	N/A	N/A	312	43012	412	612	712
Capital World Growth and Income Fund®	033	N/A	N/A	333	43033	433	633	733
EUPAC Fund™	016	N/A	N/A	316	43016	416	616	716
Fundamental Investors®	010	N/A	N/A	310	43010	410	610	710
The Growth Fund of America®	005	N/A	N/A	305	43005	405	605	705
The Income Fund of America®	006	N/A	N/A	306	43006	406	606	706
International Growth and Income Fund	034	N/A	N/A	334	43034	434	634	734
The Investment Company of America®	004	N/A	N/A	304	43004	404	604	704
The New Economy Fund®	014	N/A	N/A	314	43014	414	614	714
New Perspective Fund®	007	N/A	N/A	307	43007	407	607	707
New World Fund®	036	N/A	N/A	336	43036	436	636	736
SMALLCAP World Fund®	035	N/A	N/A	335	43035	435	635	735
Washington Mutual Investors Fund	001	N/A	N/A	301	43001	401	601	701
Fixed income funds
American Funds® Core Plus Bond Fund	30410	N/A	N/A	33410	N/A	34410	36410	37410
American Funds Emerging Markets Bond Fund ®	30114	N/A	N/A	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	N/A	N/A	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	N/A	N/A	360	43060	460	660	760
American Funds Mortgage Fund®	042	N/A	N/A	342	43042	442	642	742
American Funds® Multi-Sector Income Fund	30126	N/A	N/A	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	N/A	43039	439	639	739
American Funds® Strategic Bond Fund	30112	N/A	N/A	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	N/A	N/A	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	N/A	N/A	340	43040	440	640	740
American High-Income Trust®	021	N/A	N/A	321	43021	421	621	721
The Bond Fund of America®	008	N/A	N/A	308	43008	408	608	708
Capital Group KKR Core Plus+	30400	39400	61400	N/A	N/A	N/A	36400	37400
Capital Group KKR Multi-Sector+	30401	39401	61401	N/A	N/A	N/A	36401	37401
Capital World Bond Fund®	031	N/A	N/A	331	43031	431	631	731
Intermediate Bond Fund of America®	023	N/A	N/A	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	N/A	N/A	343	43043	443	643	743
Short-Term Bond Fund of America®	048	N/A	N/A	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	N/A	N/A	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	N/A	N/A	320	43020	420	620	720
U.S. Government Securities Fund®	022	N/A	N/A	322	43022	422	622	722

American Balanced Fund — Page 102

	Fund numbers
Fund	Class A	Class A-2	Class A-3	Class C	Class T	Class F-1	Class F-2	Class F-3
Money market fund
American Funds® U.S. Government Money Market Fund	059	N/A	N/A	359	43059	459	659	759

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EUPAC Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds® Core Plus Bond Fund	10410	13410	15410	N/A	14410	16410	17410	N/A	N/A
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

American Balanced Fund — Page 103

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EUPAC Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds® Core Plus Bond Fund	21410	22410	41410	23410	24410	27410	25410	26410
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital Group KKR Core Plus+	N/A	N/A	N/A	N/A	N/A	N/A	N/A	26400
Capital Group KKR Multi-Sector+	N/A	N/A	N/A	N/A	N/A	N/A	N/A	26401
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

American Balanced Fund — Page 104

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	30187	33187	43187	34187	36187	37187
American Funds® 2065 Target Date Retirement Fund	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds® 2025 Target Date Retirement Income Fund	064	364	43064	464	664	764
American Funds® 2020 Target Date Retirement Income Fund	063	363	43063	463	663	763
American Funds® 2015 Target Date Retirement Income Fund	062	362	43062	462	662	762
American Funds® 2010 Target Date Retirement Income Fund	061	361	43061	461	661	761

American Balanced Fund — Page 105

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2070 Target Date Retirement Fund	21187	22187	41187	23187	24187	27187	25187	26187
American Funds 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Income Fund	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Income Fund	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Income Fund	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Income Fund	2161	2261	4161	2361	2461	2761	2561	2661

American Balanced Fund — Page 106

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2042 Fund	10144	13144	15144	46144	14144	16144	17144
American Funds® College 2039 Fund	10136	13136	15136	46136	14136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

American Balanced Fund — Page 107

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	43055	455	655	755
American Funds® Growth Portfolio	053	353	43053	453	653	753
American Funds® Growth and Income Portfolio	051	351	43051	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	43050	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	43047	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	43046	446	646	746
American Funds® Preservation Portfolio	045	345	43045	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

American Balanced Fund — Page 108

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	43109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	43110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

American Balanced Fund — Page 109

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Balanced Fund — Page 110

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

American Balanced Fund — Page 111

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

American Balanced Fund — Page 112

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Balanced Fund — Page 113

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Balanced Fund — Page 114

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

American Balanced Fund — Page 115

Investment portfolio December 31, 2025

Common stocks 65.31%	Shares	Value (000)
Information technology 20.55%
Broadcom, Inc.	39,116,918	$13,538,365
Microsoft Corp.	17,816,303	8,616,320
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	20,517,303	6,235,003
Taiwan Semiconductor Manufacturing Co., Ltd.	19,685,000	961,679
Apple, Inc.	16,765,183	4,557,783
Micron Technology, Inc.	14,919,312	4,258,121
NVIDIA Corp.	22,175,317	4,135,697
SK hynix, Inc.	7,192,970	3,257,159
ASML Holding NV (ADR)	1,387,586	1,484,523
ASML Holding NV	331,079	353,895
Salesforce, Inc.	5,072,300	1,343,703
KLA Corp.	1,067,854	1,297,528
International Business Machines Corp.	4,281,884	1,268,337
Intel Corp. (a)	33,396,928	1,232,347
Applied Materials, Inc.	2,003,792	514,954
Shopify, Inc., Class A, subordinate voting shares (a)	2,745,685	441,973
Hewlett Packard Enterprise Co.	15,089,211	362,443
Amphenol Corp., Class A	2,316,486	313,050
Accenture PLC, Class A	1,046,753	280,844
Oracle Corp.	1,071,847	208,914
Fair Isaac Corp. (a)	114,682	193,884
Adobe, Inc. (a)	535,947	187,576
Gartner, Inc. (a)	521,082	131,459
TE Connectivity PLC	550,000	125,130
Texas Instruments, Inc.	648,358	112,484
Advanced Micro Devices, Inc. (a)	112,974	24,194
		55,437,365

Financials 8.20%
JPMorgan Chase & Co.	7,972,373	2,568,858
Mastercard, Inc., Class A	3,961,208	2,261,374
Visa, Inc., Class A	6,153,274	2,158,015
Synchrony Financial (b)	20,510,352	1,711,179
Capital One Financial Corp.	5,546,981	1,344,366
Aon PLC, Class A	3,112,470	1,098,328
Bank of America Corp.	18,584,166	1,022,129
Brookfield Corp., Class A	20,100,726	922,422
Arthur J. Gallagher & Co.	3,220,359	833,397
Chubb, Ltd.	2,152,352	671,792
Citigroup, Inc.	5,675,000	662,216
Progressive Corp.	2,828,139	644,024
Apollo Asset Management, Inc.	3,779,003	547,049
Blackstone, Inc.	3,277,660	505,219
Brown & Brown, Inc.	6,076,140	484,268
Blue Owl Capital, Inc., Class A (c)	31,852,322	475,874
PNC Financial Services Group, Inc.	2,201,341	459,486
HDFC Bank, Ltd.	36,949,084	408,289
American Express Co.	1,085,029	401,407
KKR & Co., Inc.	3,031,428	386,446
Marsh & McLennan Cos., Inc.	2,022,645	375,241
Morgan Stanley	1,843,572	327,289
East West Bancorp, Inc.	2,649,647	297,794
Fifth Third Bancorp	5,137,000	240,463
Wells Fargo & Co.	2,555,318	238,156
Truist Financial Corp.	4,175,699	205,486
Goldman Sachs Group, Inc.	225,000	197,775
Sampo Oyj, Class A	14,184,224	171,933
CME Group, Inc., Class A	543,000	148,282
Credicorp, Ltd.	479,580	137,639
S&P Global, Inc.	218,432	114,150
Fiserv, Inc. (a)	1,414,200	94,992
		22,115,338

1	American Balanced Fund

Common stocks (continued)	Shares	Value (000)

Industrials 7.35%
General Electric Co.	7,071,026	$2,178,088
TransDigm Group, Inc.	1,428,169	1,899,250
Union Pacific Corp.	5,608,950	1,297,462
Ingersoll-Rand, Inc.	15,411,381	1,220,890
Rolls-Royce Holdings PLC	71,850,601	1,116,784
Northrop Grumman Corp.	1,856,301	1,058,481
Boeing Co. (The) (a)	4,738,992	1,028,930
RTX Corp.	5,456,143	1,000,657
Caterpillar, Inc.	1,383,418	792,519
Parker-Hannifin Corp.	813,462	715,000
L3Harris Technologies, Inc.	2,380,153	698,741
United Rentals, Inc.	837,545	677,842
Deere & Co.	1,291,333	601,206
FTAI Aviation, Ltd.	2,996,916	589,943
Quanta Services, Inc.	1,237,324	522,225
Carrier Global Corp.	8,057,383	425,752
United Airlines Holdings, Inc. (a)	3,796,074	424,477
Airbus SE, non-registered shares	1,691,941	392,451
Delta Air Lines, Inc.	5,000,000	347,000
Deutsche Post AG	6,172,861	338,101
Equifax, Inc.	1,286,896	279,231
Norfolk Southern Corp.	892,952	257,813
Waste Connections, Inc.	1,359,733	238,443
Watsco, Inc.	687,027	231,494
ATI, Inc. (a)	1,994,735	228,916
AMETEK, Inc.	1,042,000	213,933
GE Vernova, Inc.	281,172	183,766
Paychex, Inc.	1,622,882	182,055
Lennox International, Inc.	358,675	174,165
CSX Corp.	4,000,000	145,000
Lockheed Martin Corp.	275,000	133,009
Johnson Controls International PLC	800,000	95,800
United Parcel Service, Inc., Class B	904,000	89,668
Verisk Analytics, Inc.	243,179	54,397
		19,833,489

Communication services 6.64%
Alphabet, Inc., Class C	19,237,318	6,036,670
Alphabet, Inc., Class A	13,833,846	4,329,994
Meta Platforms, Inc., Class A	6,750,752	4,456,104
Comcast Corp., Class A	28,132,986	840,895
Netflix, Inc. (a)	6,664,294	624,844
T-Mobile US, Inc.	1,883,669	382,460
ROBLOX Corp., Class A (a)	4,638,959	375,895
Walt Disney Co. (The)	3,000,000	341,310
Charter Communications, Inc., Class A (a)	1,245,116	259,918
AT&T, Inc.	9,887,394	245,603
		17,893,693

Health care 6.47%
Eli Lilly and Co.	2,505,005	2,692,079
UnitedHealth Group, Inc.	7,182,899	2,371,147
Vertex Pharmaceuticals, Inc. (a)	4,620,360	2,094,686
Amgen, Inc.	5,936,662	1,943,129
CVS Health Corp.	18,524,992	1,470,143
Abbott Laboratories	9,284,664	1,163,276
Gilead Sciences, Inc.	9,177,878	1,126,493
AbbVie, Inc.	2,670,674	610,222
Thermo Fisher Scientific, Inc.	1,052,788	610,038
AstraZeneca PLC	3,225,565	594,123
Danaher Corp.	1,743,401	399,099
Illumina, Inc. (a)	2,590,186	339,729
Royalty Pharma PLC, Class A	8,019,656	309,879
Molina Healthcare, Inc. (a)	1,774,352	307,921
Cigna Group (The)	941,627	259,164

American Balanced Fund	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Johnson & Johnson	1,125,114	$232,842
EssilorLuxottica SA	432,561	136,765
Cooper Cos., Inc. (a)	1,634,000	133,923
Medline, Inc., Class A (a)	2,989,714	125,568
Medtronic PLC	1,300,000	124,878
Novo Nordisk AS, Class B (ADR)	2,185,000	111,173
Align Technology, Inc. (a)	595,306	92,957
Elevance Health, Inc.	253,053	88,708
Humana, Inc.	239,972	61,464
Centene Corp. (a)	1,170,408	48,162
		17,447,568

Consumer staples 4.94%
Philip Morris International, Inc.	36,862,337	5,912,719
British American Tobacco PLC	40,240,899	2,280,759
British American Tobacco PLC (ADR)	10,954,538	620,246
Keurig Dr Pepper, Inc.	27,188,563	761,552
Nestle SA	6,631,995	659,177
US Foods Holding Corp. (a)	8,350,842	628,985
Constellation Brands, Inc., Class A	3,463,381	477,808
Hershey Co.	2,531,584	460,698
Mondelez International, Inc., Class A	5,959,978	320,826
Procter & Gamble Co.	1,496,864	214,515
Dollar Tree Stores, Inc. (a)	1,736,249	213,576
Church & Dwight Co., Inc.	2,300,202	192,872
Target Corp.	1,189,429	116,267
Altria Group, Inc.	1,929,740	111,269
Estee Lauder Cos., Inc. (The), Class A	980,124	102,638
General Mills, Inc.	1,922,252	89,385
Pernod Ricard SA (c)	1,005,786	86,104
Coca-Cola Co.	1,131,069	79,073
		13,328,469

Consumer discretionary 4.59%
Amazon.com, Inc. (a)	14,038,651	3,240,401
Starbucks Corp.	16,719,367	1,407,938
Home Depot, Inc.	3,637,190	1,251,557
D.R. Horton, Inc.	6,535,849	941,358
Chipotle Mexican Grill, Inc. (a)	24,905,247	921,494
NIKE, Inc., Class B	13,467,928	858,042
Royal Caribbean Cruises, Ltd.	2,465,236	687,604
Booking Holdings, Inc.	107,702	576,780
Aramark (b)	14,370,578	529,700
Darden Restaurants, Inc.	2,484,646	457,225
TJX Cos., Inc. (The)	2,923,198	449,032
Norwegian Cruise Line Holdings, Ltd. (a)	14,081,096	314,290
Restaurant Brands International, Inc.	4,583,976	312,765
Compagnie Financiere Richemont SA, Class A	886,941	191,416
Hilton Worldwide Holdings, Inc.	470,389	135,119
Vail Resorts, Inc. (c)	874,413	116,122
		12,390,843

Materials 2.44%
Wheaton Precious Metals Corp.	14,381,389	1,690,101
Royal Gold, Inc. (b)	4,269,700	949,111
Franco-Nevada Corp. (CAD denominated)	3,245,205	672,685
Vale SA (ADR), ordinary nominative shares	34,792,169	453,342
Albemarle Corp.	3,000,000	424,320
Linde PLC	833,149	355,246
Grupo Mexico, SAB de CV, Series B	37,571,000	354,752
Lundin Mining Corp.	16,432,775	353,187
Air Products and Chemicals, Inc.	1,334,891	329,745
Glencore PLC	43,710,146	237,772
Corteva, Inc.	3,401,867	228,027

3	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Nucor Corp.	1,318,767	$215,104
Rio Tinto PLC	2,000,000	159,570
LyondellBasell Industries NV	3,561,279	154,203
		6,577,165

Energy 1.77%
Canadian Natural Resources, Ltd. (CAD denominated)	38,909,919	1,317,928
Baker Hughes Co., Class A	17,907,506	815,508
Chevron Corp.	5,297,139	807,337
EOG Resources, Inc.	5,974,343	627,366
Exxon Mobil Corp.	4,401,993	529,736
Cenovus Energy, Inc. (CAD denominated)	20,174,800	341,305
ConocoPhillips	1,604,453	150,193
Halliburton Co.	4,689,996	132,539
EQT Corp.	1,141,267	61,172
		4,783,084

Utilities 1.57%
Constellation Energy Corp.	2,965,353	1,047,570
CenterPoint Energy, Inc.	23,289,036	892,902
Sempra	7,400,736	653,411
Southern Co. (The)	5,676,356	494,978
FirstEnergy Corp.	7,617,410	341,031
Atmos Energy Corp.	1,514,946	253,950
DTE Energy Co.	1,763,905	227,509
Engie SA	6,342,305	166,762
PG&E Corp.	9,182,792	147,568
		4,225,681

Real estate 0.79%
Welltower, Inc. REIT	6,333,708	1,175,600
Extra Space Storage, Inc. REIT	2,091,180	272,313
Simon Property Group, Inc. REIT	1,407,439	260,531
American Tower Corp. REIT	1,104,972	194,000
Rexford Industrial Realty, Inc. REIT	2,069,500	80,131
Alexandria Real Estate Equities, Inc. REIT	1,604,333	78,516
Crown Castle, Inc. REIT	802,672	71,334
		2,132,425
Total common stocks (cost: $84,509,049,000)		176,165,120
Preferred securities 0.11%
Information technology 0.11%
Strategy, Inc., 10.50% perpetual convertible preferred shares (c)	1,540,000	152,144
Strategy, Inc., 10.00% perpetual bonds cumulative preferred shares	1,345,700	135,983
Total preferred securities (cost: $236,147,000)		288,127
Convertible stocks 0.50%
Industrials 0.33%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	12,747,346	880,332

Materials 0.08%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	227,148

Information technology 0.06%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028 (c)	2,916,000	169,945

American Balanced Fund	4

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.03%
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,895,300	$77,707
Total convertible stocks (cost: $1,186,540,000)		1,355,132
Bonds, notes & other debt instruments 28.49%	Principal amount (000)
Mortgage-backed obligations 9.69%
Federal agency mortgage-backed obligations 7.73%
Fannie Mae Pool #BE7150 3.50% 2/1/2032 (d)	USD67	67
Fannie Mae Pool #357399 5.50% 6/1/2033 (d)	36	37
Fannie Mae Pool #AS0727 3.50% 10/1/2033 (d)	47	46
Fannie Mae Pool #555880 5.50% 11/1/2033 (d)	423	435
Fannie Mae Pool #555956 5.50% 12/1/2033 (d)	377	388
Fannie Mae Pool #MA2138 3.50% 1/1/2035 (d)	94	91
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	34,906	33,383
Fannie Mae Pool #AA0914 5.00% 7/1/2035 (d)	110	112
Fannie Mae Pool #745092 6.50% 7/1/2035 (d)	384	403
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (d)	1,321	1,254
Fannie Mae Pool #887695 6.00% 6/1/2036 (d)	189	200
Fannie Mae Pool #888292 6.00% 3/1/2037 (d)	1,169	1,237
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (d)	1,436	1,359
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	4,126	3,906
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	1,259	1,191
Fannie Mae Pool #256860 6.50% 8/1/2037 (d)	160	168
Fannie Mae Pool #888746 6.50% 10/1/2037 (d)	325	340
Fannie Mae Pool #MA3280 3.50% 2/1/2038 (d)	77	74
Fannie Mae Pool #889658 6.50% 6/1/2038 (d)	396	422
Fannie Mae Pool #MA3412 3.50% 7/1/2038 (d)	192	186
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (d)	61	62
Fannie Mae Pool #FM1441 3.50% 8/1/2039 (d)	302	291
Fannie Mae Pool #AD0679 5.50% 10/1/2039 (d)	11	11
Fannie Mae Pool #932752 5.00% 4/1/2040 (d)	219	225
Fannie Mae Pool #AD8536 5.00% 8/1/2040 (d)	751	772
Fannie Mae Pool #AE3049 4.50% 9/1/2040 (d)	1,343	1,354
Fannie Mae Pool #AE2513 5.00% 9/1/2040 (d)	562	578
Fannie Mae Pool #AE4689 5.00% 9/1/2040 (d)	229	234
Fannie Mae Pool #AE0395 4.50% 10/1/2040 (d)	1,688	1,701
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (d)	1,057	1,065
Fannie Mae Pool #AH3575 4.50% 1/1/2041 (d)	1,864	1,878
Fannie Mae Pool #AH9370 5.00% 4/1/2041 (d)	235	241
Fannie Mae Pool #AH9420 5.00% 4/1/2041 (d)	130	135
Fannie Mae Pool #AI2503 4.00% 5/1/2041 (d)	1,401	1,372
Fannie Mae Pool #AI0582 5.00% 5/1/2041 (d)	198	205
Fannie Mae Pool #AH9938 5.00% 5/1/2041 (d)	133	136
Fannie Mae Pool #AI1865 5.00% 5/1/2041 (d)	15	16
Fannie Mae Pool #AI4289 5.00% 6/1/2041 (d)	184	190
Fannie Mae Pool #AH5452 5.00% 6/1/2041 (d)	96	99
Fannie Mae Pool #AI4296 5.00% 6/1/2041 (d)	51	53
Fannie Mae Pool #AI4563 5.00% 6/1/2041 (d)	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	24,122	21,089
Fannie Mae Pool #AI5589 4.50% 7/1/2041 (d)	26	26
Fannie Mae Pool #AI8121 5.00% 7/1/2041 (d)	531	546
Fannie Mae Pool #AI7218 5.00% 7/1/2041 (d)	268	274
Fannie Mae Pool #AI6576 5.00% 7/1/2041 (d)	65	67
Fannie Mae Pool #MA0791 5.00% 7/1/2041 (d)	63	65
Fannie Mae Pool #AI7058 5.00% 7/1/2041 (d)	42	43
Fannie Mae Pool #AI3894 5.00% 8/1/2041 (d)	215	221
Fannie Mae Pool #AI7159 5.00% 9/1/2041 (d)	97	100
Fannie Mae Pool #AJ1422 5.00% 9/1/2041 (d)	2	3
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (d)	92,622	78,206
Fannie Mae Pool #AQ9302 3.50% 1/1/2043 (d)	396	378
Fannie Mae Pool #AT7696 3.50% 6/1/2043 (d)	3,967	3,779
Fannie Mae Pool #AT7689 3.50% 6/1/2043 (d)	1,366	1,303
Fannie Mae Pool #AT7680 3.50% 6/1/2043 (d)	549	523
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (d)	174	170
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (d)	118	115

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (d)	USD112	$110
Fannie Mae Pool #AV1538 4.50% 11/1/2043 (d)	3,068	3,077
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	59,604	56,612
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (d)	4,059	3,860
Fannie Mae Pool #AL9499 3.50% 1/1/2046 (d)	3,684	3,501
Fannie Mae Pool #AS6789 3.50% 3/1/2046 (d)	3,998	3,792
Fannie Mae Pool #MA2608 3.00% 5/1/2046 (d)	938	854
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (d)	6,956	6,604
Fannie Mae Pool #AS7168 3.50% 5/1/2046 (d)	2,887	2,731
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (d)	317	305
Fannie Mae Pool #MA2771 3.00% 10/1/2046 (d)	879	797
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (d)	40,864	39,649
Fannie Mae Pool #FM2795 3.00% 11/1/2046 (d)	2,837	2,580
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	2,184	2,006
Fannie Mae Pool #BD9665 4.00% 11/1/2046 (d)	766	741
Fannie Mae Pool #BC9081 3.00% 12/1/2046 (d)	16,614	14,858
Fannie Mae Pool #BE3151 3.50% 1/1/2047 (d)	883	835
Fannie Mae Pool #BE3162 3.50% 1/1/2047 (d)	763	720
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (d)	867	743
Fannie Mae Pool #BE9242 4.50% 3/1/2047 (d)	20	19
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (d)	1,930	1,597
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	2,680	2,458
Fannie Mae Pool #BD7156 4.00% 4/1/2047 (d)	33,738	32,692
Fannie Mae Pool #BM1653 4.00% 6/1/2047 (d)	68,199	66,091
Fannie Mae Pool #BH7779 3.50% 8/1/2047 (d)	21	20
Fannie Mae Pool #256893 7.00% 8/1/2047 (d)	5	6
Fannie Mae Pool #BH4022 3.50% 9/1/2047 (d)	12,293	11,551
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (d)	14,377	13,902
Fannie Mae Pool #BH6387 3.50% 10/1/2047 (d)	335	314
Fannie Mae Pool #MA3149 4.00% 10/1/2047 (d)	9,672	9,355
Fannie Mae Pool #CA0623 4.50% 10/1/2047 (d)	2,007	2,000
Fannie Mae Pool #256975 7.00% 10/1/2047 (d)	35	35
Fannie Mae Pool #920015 7.00% 10/1/2047 (d)	15	16
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (d)	3,511	3,296
Fannie Mae Pool #MA3183 4.00% 11/1/2047 (d)	2,377	2,299
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (d)	2,259	2,188
Fannie Mae Pool #257030 6.50% 11/1/2047 (d)	42	43
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (d)	5,660	5,335
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (d)	4,899	4,868
Fannie Mae Pool #BM3332 3.50% 1/1/2048 (d)	1,049	988
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (d)	217	210
Fannie Mae Pool #CA1015 4.00% 1/1/2048 (d)	47	46
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (d)	80	80
Fannie Mae Pool #BK1198 4.00% 2/1/2048 (d)	560	541
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (d)	36	34
Fannie Mae Pool #BK1135 4.50% 2/1/2048 (d)	346	344
Fannie Mae Pool #BM3714 3.50% 3/1/2048 (d)	4,118	3,878
Fannie Mae Pool #BJ6760 3.50% 3/1/2048 (d)	3,113	2,938
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (d)	7,069	6,646
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (d)	109	105
Fannie Mae Pool #BJ9260 4.00% 4/1/2048 (d)	12	12
Fannie Mae Pool #BM4033 3.50% 5/1/2048 (d)	15,393	14,495
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (d)	4,311	4,285
Fannie Mae Pool #BW9776 3.00% 6/1/2048 (d)	93	83
Fannie Mae Pool #BJ5829 4.50% 6/1/2048 (d)	49	48
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (d)	50,445	45,726
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (d)	20,649	19,438
Fannie Mae Pool #BM2007 4.00% 9/1/2048 (d)	366	354
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (d)	151	146
Fannie Mae Pool #BF0323 3.00% 11/1/2048 (d)	21,811	19,771
Fannie Mae Pool #BF0325 3.50% 11/1/2048 (d)	26,725	25,157
Fannie Mae Pool #CA2642 4.50% 11/1/2048 (d)	155	154
Fannie Mae Pool #CA3068 3.50% 2/1/2049 (d)	4,448	4,192
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (d)	213	205
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	15,401	14,633
Fannie Mae Pool #CA3503 4.00% 5/1/2049 (d)	4	4

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (d)	USD3,650	$3,318
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (d)	2,454	2,235
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (d)	686	651
Fannie Mae Pool #CA4079 3.50% 8/1/2049 (d)	14,663	13,713
Fannie Mae Pool #BO1345 3.50% 8/1/2049 (d)	23	22
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (d)	1,132	1,092
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (d)	131	126
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (d)	18,245	17,193
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (d)	752	713
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (d)	2,559	2,475
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (d)	134	129
Fannie Mae Pool #CA4533 3.00% 11/1/2049 (d)	26,957	24,489
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (d)	14,715	13,328
Fannie Mae Pool #BO4808 3.00% 12/1/2049 (d)	10,532	9,500
Fannie Mae Pool #CA4800 3.50% 12/1/2049 (d)	41,083	38,877
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (d)	1,066	904
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (d)	765	654
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (d)	13,080	11,092
Fannie Mae Pool #BP5843 2.50% 5/1/2050 (d)	71	61
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	36,829	31,829
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	3,427	2,906
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (d)	769	653
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (d)	151	128
Fannie Mae Pool #CA6087 3.00% 6/1/2050 (d)	38,992	34,667
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (d)	2,758	2,338
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (d)	2,510	2,128
Fannie Mae Pool #CA6289 2.50% 7/1/2050 (d)	489	415
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (d)	5,126	4,553
Fannie Mae Pool #CA6579 2.00% 8/1/2050 (d)	37,686	31,149
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (d)	16,035	13,113
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	32,285	27,914
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (d)	8,894	7,551
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (d)	8,177	6,934
Fannie Mae Pool #CA6603 2.50% 8/1/2050 (d)	6,666	5,653
Fannie Mae Pool #MA4096 2.50% 8/1/2050 (d)	2,347	2,007
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (d)	1,929	1,638
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (d)	690	585
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (d)	2,929	2,602
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (d)	78,302	64,063
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (d)	23,189	18,817
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (d)	5,083	4,157
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (d)	46	38
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (d)	1,815	1,571
Fannie Mae Pool #CA6996 2.50% 9/1/2050 (d)	1,704	1,447
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (d)	648	549
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (d)	300	255
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (d)	23,344	21,015
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	1,567	1,401
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (d)	51,436	42,633
Fannie Mae Pool #FP0053 2.00% 10/1/2050 (d)	46,819	38,276
Fannie Mae Pool #MA4158 2.00% 10/1/2050 (d)	42,588	34,799
Fannie Mae Pool #FP0051 2.00% 10/1/2050 (d)	28,743	23,612
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (d)	1,625	1,376
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (d)	1,516	1,285
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (d)	745	633
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (d)	187	159
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (d)	4,459	3,960
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (d)	512	415
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (d)	30,392	26,345
Fannie Mae Pool #BQ9030 2.50% 11/1/2050 (d)	10,603	9,056
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (d)	7,872	6,762
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (d)	5,217	4,431
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (d)	299	254
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (d)	153	131
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (d)	107	91
Fannie Mae Pool #CA7606 3.00% 11/1/2050 (d)	19,073	17,259

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	USD49,253	$40,245
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (d)	46,358	37,621
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (d)	10,111	8,310
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (d)	938	762
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (d)	295	240
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (d)	22,425	19,238
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (d)	14,025	12,032
Fannie Mae Pool #FM5173 2.50% 12/1/2050 (d)	1,691	1,458
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (d)	26,047	23,714
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (d)	8,252	7,469
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (d)	3,134	2,784
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	1,321	1,313
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	57,736	47,152
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (d)	2,481	2,014
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (d)	1,277	1,037
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (d)	663	537
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (d)	41,139	35,292
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (d)	3,321	2,868
Fannie Mae Pool #BR0751 2.50% 1/1/2051 (d)	1,022	865
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (d)	354	300
Fannie Mae Pool #CA8607 2.50% 1/1/2051 (d)	257	219
Fannie Mae Pool #BR0757 2.50% 1/1/2051 (d)	65	56
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (d)	69,073	62,174
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (d)	26,958	23,957
Fannie Mae Pool #CA8645 4.00% 1/1/2051 (d)	19	19
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (d)	21,865	17,962
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (d)	21,337	17,536
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (d)	12,190	10,058
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (d)	2,489	2,014
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	1,064	861
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (d)	930	753
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (d)	288	234
Fannie Mae Pool #BR4014 2.00% 2/1/2051 (d)	258	209
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (d)	32,602	27,598
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	20,189	17,391
Fannie Mae Pool #FS3207 2.50% 2/1/2051 (d)	4,729	4,014
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (d)	1,932	1,649
Fannie Mae Pool #FM5778 2.50% 2/1/2051 (d)	1,756	1,515
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (d)	946	803
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (d)	241	205
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (d)	119	101
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (d)	115	98
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (d)	67	57
Fannie Mae Pool #CA8870 3.00% 2/1/2051 (d)	92,596	83,483
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (d)	15,757	13,957
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (d)	1,086	977
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	984	797
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (d)	446	361
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (d)	27,342	23,146
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (d)	3,832	3,275
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (d)	706	598
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (d)	653	553
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (d)	78	66
Fannie Mae Pool #CB0090 2.00% 4/1/2051 (d)	176,052	143,434
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	62,363	50,867
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (d)	6,938	5,616
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	1,427	1,164
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (d)	879	711
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (d)	649	525
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (d)	12,907	10,926
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (d)	10,932	9,334
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (d)	1,146	970
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (d)	575	488
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (d)	478	406
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (d)	392	332
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (d)	377	319

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (d)	USD30	$26
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (d)	33,543	29,954
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (d)	4,062	3,637
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (d)	910	808
Fannie Mae Pool #CB0496 2.00% 5/1/2051 (d)	40,909	33,418
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (d)	33,952	27,662
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (d)	3,467	2,807
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (d)	841	686
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (d)	673	545
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (d)	502	406
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (d)	429	347
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	150,042	128,499
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (d)	16,780	14,204
Fannie Mae Pool #BR8793 2.50% 5/1/2051 (d)	15,790	13,366
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (d)	7,421	6,298
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (d)	5,976	5,058
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (d)	997	844
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (d)	745	630
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (d)	294	249
Fannie Mae Pool #CB0456 2.50% 5/1/2051 (d)	272	231
Fannie Mae Pool #FA1024 2.50% 5/1/2051 (d)	228	194
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (d)	228	193
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (d)	132	112
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (d)	46	39
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (d)	35	29
Fannie Mae Pool #BR9540 4.00% 5/1/2051 (d)	2,129	2,099
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (d)	16,089	13,311
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (d)	660	534
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (d)	19,566	16,563
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (d)	17,125	14,534
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	3,728	3,156
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (d)	476	406
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (d)	3,045	2,719
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (d)	1,540	1,364
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (d)	47,482	38,798
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	18,809	15,291
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	133,590	113,086
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (d)	24,853	21,238
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (d)	10,902	9,229
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (d)	9,176	7,768
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (d)	2,636	2,241
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (d)	2,273	1,924
Fannie Mae Pool #FM7957 2.50% 7/1/2051 (d)	526	453
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (d)	73	62
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (d)	847	751
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (d)	5,737	4,644
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (d)	4,478	3,625
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (d)	972	787
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (d)	613	496
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (d)	990	838
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (d)	854	729
Fannie Mae Pool #FM8247 2.50% 8/1/2051 (d)	747	643
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (d)	685	584
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (d)	106	90
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (d)	59,683	53,713
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (d)	40,858	37,065
Fannie Mae Pool #FS5081 3.00% 8/1/2051 (d)	13,408	12,111
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (d)	3,153	2,793
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (d)	62,808	60,665
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (d)	6,784	5,743
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (d)	4,342	3,675
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (d)	4,262	3,617
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (d)	3,857	3,273
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (d)	3,686	3,121
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (d)	3,007	2,554
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (d)	2,399	2,035

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (d)	USD2,233	$1,902
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (d)	1,632	1,390
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (d)	698	593
Fannie Mae Pool #BU0464 2.50% 9/1/2051 (d)	166	140
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (d)	20	17
Fannie Mae Pool #MA4415 3.00% 9/1/2051 (d)	3,106	2,761
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (d)	20,278	17,165
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (d)	2,066	1,753
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (d)	1,025	868
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (d)	984	835
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (d)	373	316
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (d)	229	195
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (d)	77	65
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (d)	36	30
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (d)	33	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (d)	22,199	19,823
Fannie Mae Pool #FM9419 3.00% 10/1/2051 (d)	381	338
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	8,564	6,959
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (d)	7,756	6,278
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	6,522	5,301
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (d)	2,467	1,997
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (d)	778	630
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (d)	6,378	5,399
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (d)	831	706
Fannie Mae Pool #MA4466 2.50% 11/1/2051 (d)	18	16
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	34,373	30,876
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (d)	22,914	20,455
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	15,010	13,533
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (d)	6,860	6,079
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (d)	665	589
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (d)	91	81
Fannie Mae Pool #BU3349 3.50% 11/1/2051 (d)	32	30
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (d)	3,960	3,205
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	1,603	1,298
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (d)	67,144	57,790
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	65,283	56,259
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	36,114	31,062
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	35,174	29,849
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	31,477	27,109
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	24,701	21,303
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	24,591	21,226
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (d)	11,192	9,642
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (d)	4,889	4,139
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (d)	2,194	1,870
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (d)	1,644	1,395
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (d)	974	826
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (d)	687	583
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (d)	242	205
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (d)	121	103
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (d)	75	64
Fannie Mae Pool #CB2376 2.50% 12/1/2051 (d)	18	16
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (d)	7,689	6,816
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (d)	2,151	1,906
Fannie Mae Pool #BU7740 3.00% 12/1/2051 (d)	278	247
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (d)	123	109
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (d)	7,805	6,607
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (d)	2,220	1,882
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (d)	2,000	1,697
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	1,972	1,673
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (d)	1,727	1,462
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (d)	1,574	1,341
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	1,046	889
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (d)	275	234
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (d)	157	133
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (d)	122	103
Fannie Mae Pool #FS1648 2.50% 1/1/2052 (d)	113	96

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV0761 2.50% 1/1/2052 (d)	USD113	$96
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (d)	77	65
Fannie Mae Pool #BU7552 2.50% 1/1/2052 (d)	23	20
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (d)	28,304	25,274
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (d)	3,304	2,931
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (d)	2,623	2,323
Fannie Mae Pool #FS3826 3.00% 1/1/2052 (d)	34	30
Fannie Mae Pool #BV2890 3.00% 1/1/2052 (d)	27	24
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (d)	5,256	4,954
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (d)	796	744
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (d)	70,305	56,920
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	37,681	30,509
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	11,433	9,326
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (d)	942	762
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (d)	5,339	4,521
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (d)	2,645	2,243
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (d)	951	807
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (d)	888	756
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (d)	561	476
Fannie Mae Pool #BT2176 2.50% 2/1/2052 (d)	477	405
Fannie Mae Pool #BV3722 2.50% 2/1/2052 (d)	259	219
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (d)	71	61
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (d)	64	54
Fannie Mae Pool #BV4126 2.50% 2/1/2052 (d)	57	48
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (d)	52	44
Fannie Mae Pool #BV2255 2.50% 2/1/2052 (d)	22	19
Fannie Mae Pool #CB2882 3.00% 2/1/2052 (d)	22,794	20,509
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	8,655	7,835
Fannie Mae Pool #CB2896 3.00% 2/1/2052 (d)	3,977	3,522
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (d)	699	619
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (d)	8,536	6,911
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (d)	1,264	1,076
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (d)	983	832
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (d)	716	608
Fannie Mae Pool #CB3049 2.50% 3/1/2052 (d)	190	161
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (d)	183	155
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (d)	101	86
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (d)	88	75
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (d)	23,131	20,553
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (d)	21,095	18,685
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (d)	1,000	886
Fannie Mae Pool #BV4149 3.00% 3/1/2052 (d)	958	849
Fannie Mae Pool #FS1169 3.00% 3/1/2052 (d)	219	194
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (d)	175	156
Fannie Mae Pool #BU8883 3.00% 3/1/2052 (d)	77	68
Fannie Mae Pool #FS5326 3.00% 3/1/2052 (d)	53	47
Fannie Mae Pool #FS1372 3.00% 3/1/2052 (d)	— (e)	— (e)
Fannie Mae Pool #CB3126 3.50% 3/1/2052 (d)	6,704	6,276
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (d)	369	342
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	30,340	24,598
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	16,053	13,026
Fannie Mae Pool #BT4443 2.00% 4/1/2052 (d)	501	407
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (d)	494	401
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (d)	150	121
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (d)	52	42
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (d)	33	26
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (d)	48,430	40,995
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (d)	18,222	15,460
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (d)	3,106	2,643
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (d)	2,729	2,319
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (d)	1,404	1,195
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (d)	503	428
Fannie Mae Pool #CB3356 2.50% 4/1/2052 (d)	456	388
Fannie Mae Pool #BV2996 2.50% 4/1/2052 (d)	283	241
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (d)	75	64
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (d)	67	57

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (d)	USD65	$55
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (d)	982	870
Fannie Mae Pool #BU9251 3.00% 4/1/2052 (d)	305	271
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (d)	114	101
Fannie Mae Pool #BV7709 3.00% 4/1/2052 (d)	47	42
Fannie Mae Pool #FS1180 3.50% 4/1/2052 (d)	68,233	63,876
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (d)	943	875
Fannie Mae Pool #BV0242 3.50% 4/1/2052 (d)	161	150
Fannie Mae Pool #FS1206 3.50% 4/1/2052 (d)	139	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	4,624	4,417
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	36,364	29,549
Fannie Mae Pool #BV7517 2.00% 5/1/2052 (d)	28	22
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (d)	10,980	9,345
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (d)	9,672	8,212
Fannie Mae Pool #BW5602 2.50% 5/1/2052 (d)	742	630
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (d)	441	375
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (d)	126	107
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (d)	95	81
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (d)	63	53
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (d)	11,419	10,114
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (d)	271	240
Fannie Mae Pool #CB3584 3.00% 5/1/2052 (d)	204	181
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (d)	64	57
Fannie Mae Pool #BW0656 3.50% 5/1/2052 (d)	239	222
Fannie Mae Pool #BV7810 3.50% 5/1/2052 (d)	143	132
Fannie Mae Pool #FS1834 4.00% 5/1/2052 (d)	36,017	34,396
Fannie Mae Pool #CB3620 4.00% 5/1/2052 (d)	9,165	8,806
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (d)	22	21
Fannie Mae Pool #CB3653 5.00% 5/1/2052 (d)	25	25
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (d)	9,166	7,428
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (d)	582	471
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (d)	48	39
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (d)	11,161	9,496
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (d)	4,000	3,390
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (d)	259	220
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (d)	231	197
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (d)	49	41
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (d)	14,910	13,210
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (d)	1,475	1,307
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (d)	425	376
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (d)	211	187
Fannie Mae Pool #CB3996 3.00% 6/1/2052 (d)	31	27
Fannie Mae Pool #BV7814 3.50% 6/1/2052 (d)	380	352
Fannie Mae Pool #BV7809 3.50% 6/1/2052 (d)	128	119
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (d)	12,813	12,235
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	9,559	9,129
Fannie Mae Pool #BV9955 4.00% 6/1/2052 (d)	26	25
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (d)	18,920	15,335
Fannie Mae Pool #BV7823 2.00% 7/1/2052 (d)	1,332	1,084
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (d)	111,961	94,942
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (d)	108,987	92,257
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (d)	13,957	11,871
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (d)	3,737	3,169
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (d)	1,612	1,370
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (d)	677	574
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (d)	272	231
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (d)	45	39
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (d)	786	696
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (d)	6,099	5,656
Fannie Mae Pool #FS5139 3.50% 7/1/2052 (d)	975	904
Fannie Mae Pool #CB4119 4.00% 7/1/2052 (d)	117,980	113,043
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (d)	14,133	13,495
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (d)	827	790
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (d)	1,488	1,265
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (d)	116	99
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (d)	6,710	5,943

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4747 3.50% 8/1/2052 (d)	USD9,593	$8,940
Fannie Mae Pool #FS3540 3.50% 8/1/2052 (d)	1,422	1,319
Fannie Mae Pool #FS6597 3.50% 8/1/2052 (d)	290	269
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (d)	2,989	2,855
Fannie Mae Pool #BT8308 4.50% 8/1/2052 (d)	123	120
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (d)	7,885	7,966
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (d)	127	132
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (d)	623	530
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (d)	482	410
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (d)	4,285	4,090
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (d)	2,204	2,101
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (d)	26,561	26,198
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (d)	35,382	35,652
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	221,603	179,989
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (d)	25	24
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	19,247	19,317
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	6,504	6,625
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	5,945	6,057
Fannie Mae Pool #CB5266 4.50% 11/1/2052 (d)	115,250	112,989
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	43,073	42,275
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	10,645	10,437
Fannie Mae Pool #BX2812 5.00% 11/1/2052 (d)	15,667	15,703
Fannie Mae Pool #BX5583 5.00% 12/1/2052 (d)	1,797	1,806
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	40,400	41,197
Fannie Mae Pool #BX4004 5.50% 12/1/2052 (d)	1,051	1,069
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (d)	783	798
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (d)	563	573
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (d)	196	187
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	11,938	11,707
Fannie Mae Pool #BT8033 5.00% 1/1/2053 (d)	16,625	16,661
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (d)	7,810	7,841
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (d)	620	633
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (d)	446	454
Fannie Mae Pool #BX6108 5.50% 1/1/2053 (d)	55	56
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (d)	142	121
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (d)	386	368
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (d)	95	90
Fannie Mae Pool #MA4917 4.50% 2/1/2053 (d)	156	153
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	12,383	12,574
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (d)	1,061	1,079
Fannie Mae Pool #FS4024 5.50% 2/1/2053 (d)	451	460
Fannie Mae Pool #BW5124 5.50% 2/1/2053 (d)	66	67
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (d)	27,552	28,873
Fannie Mae Pool #FS4225 6.00% 2/1/2053 (d)	567	585
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (d)	179	186
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (d)	23	22
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (d)	2,183	2,084
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (d)	637	606
Fannie Mae Pool #BX7774 5.50% 3/1/2053 (d)	8,521	8,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	3,658	3,738
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (d)	2,815	2,872
Fannie Mae Pool #BX7782 5.50% 3/1/2053 (d)	1,498	1,525
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (d)	164	167
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	16,278	16,873
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (d)	1,000	886
Fannie Mae Pool #BW4879 3.00% 4/1/2053 (d)	184	163
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (d)	5,102	4,847
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (d)	4,782	4,557
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (d)	2,768	2,708
Fannie Mae Pool #BW5269 4.50% 4/1/2053 (d)	1,077	1,054
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (d)	28,327	28,377
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	4,099	4,174
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (d)	2,572	2,618
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (d)	2,453	2,495
Fannie Mae Pool #BY0667 5.50% 4/1/2053 (d)	826	841
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	709	723

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (d)	USD409	$416
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (d)	120	122
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (d)	61	52
Fannie Mae Pool #BW4940 4.00% 5/1/2053 (d)	1,372	1,309
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (d)	370	352
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (d)	2,550	2,499
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	35,775	35,883
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	6,566	6,597
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	7,281	7,408
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	5,681	5,784
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (d)	3,913	3,980
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (d)	2,877	2,947
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	1,079	1,095
Fannie Mae Pool #BY4413 5.50% 5/1/2053 (d)	295	300
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (d)	3,016	2,556
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (d)	2,950	2,613
Fannie Mae Pool #BY4220 4.00% 6/1/2053 (d)	539	513
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (d)	40,679	40,787
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	55,421	56,274
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (d)	14,230	14,472
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	3,526	3,589
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (d)	323	330
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	5,163	5,412
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	1,882	1,961
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	1,459	1,528
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (d)	36	31
Fannie Mae Pool #BW9645 3.00% 7/1/2053 (d)	1,796	1,591
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (d)	15,717	14,947
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	971	924
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (d)	118,463	116,049
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (d)	3,374	3,301
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	35,764	36,397
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (d)	6,248	6,546
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (d)	5,228	5,116
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (d)	85	87
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	9,390	9,578
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	2,669	2,747
Fannie Mae Pool #FS5850 6.00% 9/1/2053 (d)	233	240
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	4,780	4,863
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (d)	73,618	75,879
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	7,241	7,455
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (d)	57,672	57,745
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	67,557	68,722
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	5,312	5,402
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	8,653	8,906
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (d)	63	65
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	2,693	2,812
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	89	93
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (d)	4,571	4,344
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (d)	376	357
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	7,904	8,037
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (d)	217	220
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	11,068	11,409
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (d)	16,126	16,788
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	3,214	3,382
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (d)	1,552	1,633
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (d)	809	689
Fannie Mae Pool #FS7058 2.50% 1/1/2054 (d)	236	200
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	19,457	20,060
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (d)	182	188
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	31,742	33,043
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	1,451	1,521
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (d)	9,258	9,250
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	7,706	7,827
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	378	384
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	15,237	15,693

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	USD3,992	$4,105
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	3,158	3,273
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	7,815	8,125
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	6,941	7,286
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (d)	2,219	2,336
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (d)	7,420	7,267
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (d)	6,464	6,575
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (d)	587	596
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	307	312
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (d)	50,478	52,321
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	20,909	21,595
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	194	200
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	2,966	3,115
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	8,354	8,499
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	3,583	3,754
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (d)	51,648	52,870
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (d)	2,562	2,606
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	1,377	1,416
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	15,411	15,646
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	7,210	7,369
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	13,740	14,162
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	11,485	11,904
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	4,909	5,047
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	4,321	4,487
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (d)	6,114	6,355
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	1,184	1,233
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	909	948
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	12,828	13,026
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	12,046	12,289
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	10,582	10,813
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,694	1,728
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	47,242	48,828
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	17,169	17,873
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	9,846	10,171
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	9,204	9,456
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	7,601	7,838
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	5,291	5,495
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	3,653	3,753
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	3,556	3,653
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	3,035	3,119
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (d)	1,177	1,209
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (d)	142	146
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	8,734	9,174
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	6,791	7,112
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	2,100	2,195
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	1,383	1,448
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (d)	435	453
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	229	240
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	10,424	10,458
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	2,497	2,538
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	18,815	19,540
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	11,997	12,326
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	9,568	9,862
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	8,773	9,043
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	7,610	7,869
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	4,805	4,972
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	4,098	4,250
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	3,718	3,870
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (d)	3,180	3,275
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	2,122	2,182
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	795	817
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (d)	685	703
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	644	662
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	11,105	11,615
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	5,316	5,526

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	USD2,046	$2,143
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	40,549	41,180
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	38,822	39,646
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	22,877	23,319
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (d)	10,627	10,888
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	4,539	4,608
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	902	916
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	18,420	19,048
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (d)	11,533	11,849
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (d)	10,457	10,797
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (d)	6,185	6,391
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	1,333	1,375
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (d)	1,000	1,027
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (d)	488	502
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	376	387
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	16,253	16,894
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (d)	847	881
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (d)	14,762	15,218
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	5,824	5,984
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	3,643	3,744
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (d)	31	32
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	1,364	1,433
Fannie Mae Pool #DC2693 4.00% 11/1/2054 (d)	1,969	1,869
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (d)	50	48
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	54,849	55,663
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	7,478	7,617
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	14,755	15,233
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	1,428	1,469
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (d)	795	817
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (d)	690	655
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (d)	18,056	17,651
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (d)	6,519	6,380
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	240	235
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	12,362	12,403
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	15,013	15,290
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (d)	8,278	8,430
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	6,238	6,353
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (d)	2,969	3,028
Fannie Mae Pool #DC6856 5.50% 12/1/2054 (d)	374	379
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (d)	28	28
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	36,750	37,782
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (d)	33,770	35,023
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	10,282	10,563
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (d)	7,447	7,678
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	395	406
Fannie Mae Pool #CC0057 6.00% 12/1/2054 (d)	125	129
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (d)	120	124
Fannie Mae Pool #DC7498 6.00% 12/1/2054 (d)	100	103
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (d)	42	43
Fannie Mae Pool #FP0129 6.50% 12/1/2054 (d)	259	269
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	46,890	44,517
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (d)	2,907	2,840
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	22,255	22,329
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	45,635	46,308
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (d)	12,943	13,202
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (d)	39,492	40,798
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (d)	22,374	22,986
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	9,719	9,986
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (d)	1,000	1,028
Fannie Mae Pool #FA0815 6.00% 1/1/2055 (d)	775	796
Fannie Mae Pool #DD0829 6.00% 1/1/2055 (d)	318	327
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (d)	206	212
Fannie Mae Pool #DD0284 6.00% 1/1/2055 (d)	37	38
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (d)	44,641	46,512
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (d)	31,479	32,992
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	17	17

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	USD3,346	$3,395
Fannie Mae Pool #DD1746 5.50% 2/1/2055 (d)	462	472
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	72,743	74,732
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (d)	870	896
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (d)	843	866
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (d)	604	621
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (d)	1,000	1,039
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (d)	16,502	15,667
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	1,932	1,887
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	61,538	62,446
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	26,480	27,207
Fannie Mae Pool #DD6406 6.00% 3/1/2055 (d)	5,524	5,690
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (d)	864	895
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (d)	489	502
Fannie Mae Pool #190445 6.50% 3/1/2055 (d)	144,056	149,742
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	40,785	42,419
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	4,324	4,549
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	9,838	9,340
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	4,462	4,359
Fannie Mae Pool #DD7388 5.00% 4/1/2055 (d)	284	283
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	58,308	59,913
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	3,566	3,664
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (d)	653	671
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	3,683	3,496
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	3,110	3,104
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	99,217	101,950
Fannie Mae Pool #DD8503 6.00% 5/1/2055 (d)	980	1,007
Fannie Mae Pool #DD7081 6.00% 5/1/2055 (d)	92	94
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,586	1,582
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (d)	5,444	5,525
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	634	643
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (d)	68	70
Fannie Mae Pool #MA5757 4.00% 7/1/2055 (d)	4,962	4,710
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (d)	41,435	42,578
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (d)	27,502	28,258
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	69,459	72,189
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (d)	32,792	34,106
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (d)	35,275	36,088
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	1,458	1,479
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	17,732	18,454
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (d)	3,460	3,555
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (d)	17,779	18,565
Fannie Mae Pool #MA5819 4.00% 9/1/2055 (d)	29,709	28,198
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	3,244	3,291
Fannie Mae Pool #CC1176 7.00% 10/1/2055 (d)	268	282
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (d)	774	735
Fannie Mae Pool #DF7176 4.00% 12/1/2055 (d)	43	41
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (d)	5,311	5,041
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	25,063	23,865
Fannie Mae Pool #BF0174 3.00% 2/1/2057 (d)	4,511	3,887
Fannie Mae Pool #BF0177 3.00% 2/1/2057 (d)	4,334	3,799
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (d)	92,088	84,739
Fannie Mae Pool #BF0189 3.00% 6/1/2057 (d)	6,957	6,098
Fannie Mae Pool #BF0219 3.50% 9/1/2057 (d)	20,723	19,043
Fannie Mae Pool #BF0226 3.50% 1/1/2058 (d)	5,897	5,428
Fannie Mae Pool #BF0262 3.00% 5/1/2058 (d)	348	305
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (d)	50,579	44,336
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	2,700	2,664
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	64,048	58,849
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	42,930	37,413
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	23,644	19,504
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (d)	43,782	37,881
Fannie Mae Pool #BF0547 3.00% 7/1/2061 (d)	26,844	23,859
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	43,422	42,453
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	14,137	12,232
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (d)	11,682	10,632

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	USD13,988	$12,731
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	26,073	24,601
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 12/25/2026 (d)(f)	22,688	22,403
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (d)(f)	1,958	1,939
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.064% 6/25/2027 (d)(f)	1,891	1,870
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (d)	188	166
Freddie Mac Pool #ZA1927 5.00% 3/1/2026 (d)	— (e)	— (e)
Freddie Mac Pool #ZA1950 6.50% 8/1/2026 (d)	7	7
Freddie Mac Pool #ZS8832 5.00% 3/1/2027 (d)	— (e)	— (e)
Freddie Mac Pool #ZA1997 5.00% 4/1/2027 (d)	6	6
Freddie Mac Pool #C91130 6.50% 12/1/2027 (d)	14	15
Freddie Mac Pool #D97504 6.50% 12/1/2027 (d)	5	5
Freddie Mac Pool #C91150 6.50% 1/1/2028 (d)	18	18
Freddie Mac Pool #G16210 3.50% 6/1/2032 (d)	19	19
Freddie Mac Pool #ZA2384 3.50% 6/1/2035 (d)	136	133
Freddie Mac Pool #A56076 5.50% 1/1/2037 (d)	8	8
Freddie Mac Pool #C91917 3.00% 2/1/2037 (d)	5,066	4,828
Freddie Mac Pool #C91912 3.00% 2/1/2037 (d)	2,492	2,375
Freddie Mac Pool #G06028 5.50% 7/1/2037 (d)	117	121
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (d)	993	940
Freddie Mac Pool #G08248 5.50% 2/1/2038 (d)	31	33
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (d)	52	50
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (d)	5,158	4,909
Freddie Mac Pool #G04552 6.00% 9/1/2038 (d)	251	266
Freddie Mac Pool #G05979 5.50% 10/1/2038 (d)	14	15
Freddie Mac Pool #G05546 5.50% 7/1/2039 (d)	62	65
Freddie Mac Pool #A90351 4.50% 1/1/2040 (d)	94	95
Freddie Mac Pool #G05937 4.50% 8/1/2040 (d)	1,624	1,639
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (d)	80,736	70,883
Freddie Mac Pool #A97543 4.50% 3/1/2041 (d)	141	143
Freddie Mac Pool #A97669 4.50% 3/1/2041 (d)	116	117
Freddie Mac Pool #Q01190 4.50% 6/1/2041 (d)	68	68
Freddie Mac Pool #Q01160 5.00% 6/1/2041 (d)	111	115
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (d)	1,961	1,694
Freddie Mac Pool #Q03821 4.50% 10/1/2041 (d)	228	229
Freddie Mac Pool #Q03795 4.50% 10/1/2041 (d)	15	14
Freddie Mac Pool #Q11220 3.50% 9/1/2042 (d)	331	317
Freddie Mac Pool #V80026 3.00% 4/1/2043 (d)	21	19
Freddie Mac Pool #G07921 3.50% 4/1/2043 (d)	274	262
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (d)	165	161
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (d)	124	121
Freddie Mac Pool #Q26734 4.00% 6/1/2044 (d)	1,399	1,363
Freddie Mac Pool #SD0480 3.50% 6/1/2045 (d)	6,826	6,514
Freddie Mac Pool #760014 4.632% 8/1/2045 (d)(f)	539	540
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (d)	2,821	2,740
Freddie Mac Pool #G60344 4.00% 12/1/2045 (d)	2,659	2,590
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (d)	10,322	9,599
Freddie Mac Pool #Q40476 4.00% 4/1/2046 (d)	2,142	2,076
Freddie Mac Pool #Q40458 4.00% 4/1/2046 (d)	506	490
Freddie Mac Pool #G60744 3.50% 7/1/2046 (d)	1,352	1,281
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (d)	216	216
Freddie Mac Pool #V82628 4.00% 9/1/2046 (d)	6,209	6,015
Freddie Mac Pool #760015 4.021% 1/1/2047 (d)(f)	3,625	3,564
Freddie Mac Pool #G60928 4.50% 4/1/2047 (d)	1,854	1,854
Freddie Mac Pool #ZS4726 3.50% 7/1/2047 (d)	18	17
Freddie Mac Pool #G08775 4.00% 8/1/2047 (d)	8,497	8,200
Freddie Mac Pool #G61295 3.50% 9/1/2047 (d)	4,442	4,218
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (d)	114	107
Freddie Mac Pool #V83507 4.00% 10/1/2047 (d)	1,344	1,301
Freddie Mac Pool #G61733 3.00% 12/1/2047 (d)	13,211	12,084
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (d)	12,999	12,233
Freddie Mac Pool #G61662 3.50% 2/1/2048 (d)	4,171	3,936
Freddie Mac Pool #Q54547 4.00% 3/1/2048 (d)	6,728	6,508
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (d)	24	23
Freddie Mac Pool #G61628 3.50% 9/1/2048 (d)	4,599	4,344
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	2,078	2,068

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (d)	USD2,866	$2,769
Freddie Mac Pool #V85664 3.50% 6/1/2049 (d)	20,604	19,438
Freddie Mac Pool #SD7506 4.00% 9/1/2049 (d)	34,386	33,297
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (d)	7,044	6,636
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (d)	492	473
Freddie Mac Pool #QA5118 3.50% 12/1/2049 (d)	28,034	26,287
Freddie Mac Pool #QB1968 2.50% 7/1/2050 (d)	7,696	6,526
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (d)	2,724	2,310
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	1,527	1,364
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (d)	12,846	10,529
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (d)	109	93
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (d)	45	38
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (d)	5,374	4,800
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (d)	13,298	10,925
Freddie Mac Pool #QB4072 2.50% 10/1/2050 (d)	1,889	1,604
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (d)	81,911	67,828
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	75,720	61,856
Freddie Mac Pool #QB4886 2.00% 11/1/2050 (d)	330	267
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (d)	16,533	14,184
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (d)	15,422	13,210
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (d)	1,482	1,199
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (d)	355	288
Freddie Mac Pool #QB6100 2.00% 12/1/2050 (d)	193	156
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (d)	7,711	6,534
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (d)	330	282
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (d)	18,920	15,538
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (d)	577	468
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (d)	13,290	10,954
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (d)	4,927	4,021
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (d)	949	768
Freddie Mac Pool #SD1729 2.50% 2/1/2051 (d)	40,549	34,777
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (d)	65	56
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (d)	39,496	32,215
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (d)	414	351
Freddie Mac Pool #SD0578 2.50% 3/1/2051 (d)	65	55
Freddie Mac Pool #RA4912 3.00% 3/1/2051 (d)	923	818
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (d)	12,008	10,194
Freddie Mac Pool #QC0292 2.50% 4/1/2051 (d)	8,723	7,442
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (d)	453	384
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (d)	434	367
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (d)	94	80
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	9,961	8,171
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	728	589
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (d)	565	458
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (d)	271	219
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (d)	260	210
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	178,139	152,781
Freddie Mac Pool #RA5219 2.50% 5/1/2051 (d)	10,174	8,669
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (d)	815	692
Freddie Mac Pool #QC1924 2.50% 5/1/2051 (d)	429	363
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (d)	3,325	2,968
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (d)	1,338	1,083
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (d)	6,553	5,559
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (d)	1,718	1,458
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (d)	436	370
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (d)	290	245
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (d)	367	325
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (d)	15,155	12,829
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (d)	1,523	1,289
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (d)	447	378
Freddie Mac Pool #QC4514 2.50% 7/1/2051 (d)	238	202
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (d)	12,794	11,542
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (d)	21	19
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (d)	17,704	14,986
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (d)	4,701	3,989
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (d)	970	821

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC5142 2.50% 8/1/2051 (d)	USD115	$98
Freddie Mac Pool #SD0665 3.00% 8/1/2051 (d)	17,508	15,634
Freddie Mac Pool #QC5996 3.00% 8/1/2051 (d)	653	579
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	57,110	49,493
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (d)	55,156	47,351
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (d)	14,673	12,683
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (d)	5,403	4,573
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (d)	2,734	2,315
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (d)	1,467	1,242
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (d)	896	759
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (d)	827	700
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (d)	787	666
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (d)	737	625
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (d)	25	21
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	18,112	16,347
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (d)	4,147	3,674
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (d)	3,139	2,803
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (d)	8,438	6,859
Freddie Mac Pool #QC8489 2.50% 10/1/2051 (d)	46,262	39,866
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (d)	15,649	13,280
Freddie Mac Pool #QC8618 2.50% 10/1/2051 (d)	6,084	5,186
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (d)	1,454	1,231
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (d)	751	638
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (d)	531	449
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (d)	196	167
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (d)	46,031	41,092
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (d)	4,101	3,699
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	1,051	856
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	199,833	172,766
Freddie Mac Pool #RA6290 2.50% 11/1/2051 (d)	270	229
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (d)	225	190
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (d)	3,545	3,165
Freddie Mac Pool #RA6349 3.00% 11/1/2051 (d)	469	416
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (d)	2,522	2,047
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (d)	72,726	61,563
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (d)	55,548	47,813
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (d)	3,444	2,922
Freddie Mac Pool #QD3540 2.50% 12/1/2051 (d)	2,538	2,163
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (d)	29	25
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (d)	7,790	6,912
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (d)	1,552	1,375
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (d)	1,047	927
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (d)	525	465
Freddie Mac Pool #SD2152 3.00% 12/1/2051 (d)	123	109
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (d)	22,587	19,246
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	7,409	6,399
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (d)	5,469	4,644
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (d)	2,833	2,412
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (d)	610	516
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (d)	562	477
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (d)	8,601	7,751
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (d)	1,853	1,642
Freddie Mac Pool #QD4616 3.00% 1/1/2052 (d)	399	354
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (d)	5,849	4,736
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (d)	2,709	2,193
Freddie Mac Pool #QD8489 2.00% 2/1/2052 (d)	1,493	1,209
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	750	608
Freddie Mac Pool #QD7213 2.00% 2/1/2052 (d)	312	252
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (d)	1,160	986
Freddie Mac Pool #QD6813 2.50% 2/1/2052 (d)	530	457
Freddie Mac Pool #QD7397 2.50% 2/1/2052 (d)	436	375
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (d)	411	350
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (d)	64	54
Freddie Mac Pool #RA6865 2.50% 2/1/2052 (d)	48	41
Freddie Mac Pool #RA6664 3.00% 2/1/2052 (d)	86,494	77,050
Freddie Mac Pool #SD2321 3.00% 2/1/2052 (d)	228	202

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	USD4,111	$3,831
Freddie Mac Pool #QD8873 3.50% 2/1/2052 (d)	12	11
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	32,842	26,654
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	4,083	3,309
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (d)	111	90
Freddie Mac Pool #QD9966 2.00% 3/1/2052 (d)	28	23
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (d)	756	643
Freddie Mac Pool #QD9657 2.50% 3/1/2052 (d)	666	566
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (d)	136	116
Freddie Mac Pool #RA8942 2.50% 3/1/2052 (d)	126	107
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (d)	33	28
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	40,195	36,209
Freddie Mac Pool #QD7852 3.00% 3/1/2052 (d)	78	69
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (d)	148	138
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	31,002	26,726
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	2,196	1,859
Freddie Mac Pool #QE0327 2.50% 4/1/2052 (d)	2,042	1,738
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (d)	1,248	1,061
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (d)	1,133	963
Freddie Mac Pool #QE0407 2.50% 4/1/2052 (d)	365	313
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (d)	351	299
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (d)	263	223
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (d)	89	75
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (d)	63	54
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (d)	35	29
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (d)	23	19
Freddie Mac Pool #QD9576 3.00% 4/1/2052 (d)	8,400	7,448
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (d)	140	124
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (d)	9,927	8,048
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (d)	688	585
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (d)	448	381
Freddie Mac Pool #QE1859 2.50% 5/1/2052 (d)	348	296
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (d)	197	168
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	64,891	57,637
Freddie Mac Pool #QE2333 3.00% 5/1/2052 (d)	54	48
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	1,076	998
Freddie Mac Pool #RA7399 4.00% 5/1/2052 (d)	29,845	28,620
Freddie Mac Pool #QE2335 4.00% 5/1/2052 (d)	26,991	25,884
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (d)	41,156	33,417
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (d)	12,568	10,186
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (d)	4,355	3,541
Freddie Mac Pool #SD1556 2.00% 6/1/2052 (d)	197	160
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (d)	847	720
Freddie Mac Pool #QE5159 2.50% 6/1/2052 (d)	288	244
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (d)	276	234
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (d)	58,533	51,904
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (d)	4,296	3,806
Freddie Mac Pool #SD4120 3.00% 6/1/2052 (d)	1,399	1,240
Freddie Mac Pool #QE4036 3.00% 6/1/2052 (d)	493	437
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (d)	36,224	34,992
Freddie Mac Pool #RA7468 4.00% 6/1/2052 (d)	5,777	5,550
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (d)	724	691
Freddie Mac Pool #SD1288 4.00% 6/1/2052 (d)	251	240
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (d)	788	791
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (d)	163,437	138,350
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (d)	1,317	1,115
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (d)	1,275	1,082
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (d)	152	129
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (d)	33	28
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (d)	47,324	41,965
Freddie Mac Pool #SD4520 3.50% 7/1/2052 (d)	357	331
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	1,003	812
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (d)	219	186
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (d)	20,510	18,377
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (d)	25	22
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (d)	410	380

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1766 4.00% 8/1/2052 (d)	USD11,853	$11,361
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (d)	1,483	1,413
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (d)	52	50
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	7,622	7,499
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (d)	759	643
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (d)	600	511
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (d)	289	246
Freddie Mac Pool #SD5931 2.50% 9/1/2052 (d)	40	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (d)	11,416	10,123
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	497	461
Freddie Mac Pool #QF0323 4.00% 9/1/2052 (d)	741	706
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (d)	216	206
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	7,813	7,687
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (d)	4,920	4,824
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (d)	4,254	4,173
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	47,101	47,290
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (d)	1,526	1,295
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (d)	2,318	2,053
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (d)	1,317	1,258
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	1,114	1,063
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (d)	879	838
Freddie Mac Pool #QF1489 4.00% 10/1/2052 (d)	14	13
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (d)	6,176	6,058
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	3,294	3,231
Freddie Mac Pool #SD8265 4.00% 11/1/2052 (d)	350	334
Freddie Mac Pool #SD1897 4.50% 11/1/2052 (d)	121,906	121,280
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (d)	21,386	21,312
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	18,423	18,064
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (d)	2,906	2,574
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (d)	340	301
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (d)	32,933	32,279
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	39,733	39,812
Freddie Mac Pool #QF5340 5.00% 12/1/2052 (d)	22,582	22,632
Freddie Mac Pool #QF5830 5.00% 12/1/2052 (d)	1,123	1,126
Freddie Mac Pool #RA8303 5.50% 12/1/2052 (d)	30,662	31,340
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (d)	4,196	4,264
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (d)	1,151	1,170
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (d)	10,015	10,423
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	21,897	21,467
Freddie Mac Pool #QF5672 5.00% 1/1/2053 (d)	116,302	116,505
Freddie Mac Pool #SD2571 5.00% 1/1/2053 (d)	11,696	11,746
Freddie Mac Pool #QF5717 5.00% 1/1/2053 (d)	1,201	1,205
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	328	328
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (d)	1,087	1,106
Freddie Mac Pool #QF5394 5.50% 1/1/2053 (d)	1,082	1,101
Freddie Mac Pool #QF5251 5.50% 1/1/2053 (d)	540	550
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (d)	226	230
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (d)	48	41
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (d)	1,273	1,214
Freddie Mac Pool #RA8534 5.00% 2/1/2053 (d)	146,870	147,184
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (d)	30,808	31,397
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (d)	3,071	3,127
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	2,566	2,612
Freddie Mac Pool #QF7048 5.50% 2/1/2053 (d)	68	69
Freddie Mac Pool #QF8056 6.00% 2/1/2053 (d)	18,212	18,768
Freddie Mac Pool #QF8050 6.00% 2/1/2053 (d)	6,720	6,932
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (d)	495	438
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (d)	1,522	1,452
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (d)	838	798
Freddie Mac Pool #QF8926 4.50% 3/1/2053 (d)	3,079	3,041
Freddie Mac Pool #QF8936 4.50% 3/1/2053 (d)	163	160
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (d)	14,889	15,150
Freddie Mac Pool #QF8552 5.50% 3/1/2053 (d)	440	448
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (d)	67	68
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (d)	63	64
Freddie Mac Pool #QF9619 6.00% 3/1/2053 (d)	869	895

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	USD10,016	$10,065
Freddie Mac Pool #SD3314 5.50% 4/1/2053 (d)	48,268	49,170
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (d)	6,725	6,840
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (d)	232	236
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (d)	46	47
Freddie Mac Pool #RA9338 2.50% 5/1/2053 (d)	19	16
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (d)	18,969	18,021
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (d)	565	538
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (d)	3,363	3,297
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	262,462	262,929
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	146,855	149,489
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	23,312	23,657
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (d)	21,594	22,274
Freddie Mac Pool #QG5124 3.00% 6/1/2053 (d)	3,272	2,907
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (d)	275	243
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (d)	5,539	5,264
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	85,047	85,176
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	13,332	13,564
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	8,129	8,269
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (d)	1,938	1,978
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (d)	33,711	34,741
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	12,341	12,816
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	11,174	11,514
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	7,264	7,529
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	6,184	6,459
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	2,486	2,602
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	2,154	2,257
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	2,043	2,157
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	2,010	2,120
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	1,408	1,488
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	1,130	1,191
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	684	713
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	638	681
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (d)	16,831	15,987
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	247	247
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	41,063	41,781
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (d)	9,366	9,541
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (d)	18,105	18,729
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	587	612
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	425	438
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (d)	880	746
Freddie Mac Pool #RA9734 3.00% 8/1/2053 (d)	38	34
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (d)	86,049	86,202
Freddie Mac Pool #QG8374 5.50% 8/1/2053 (d)	27,425	27,904
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (d)	19,377	19,805
Freddie Mac Pool #QG9352 6.00% 8/1/2053 (d)	12,441	12,896
Freddie Mac Pool #SD6818 6.00% 8/1/2053 (d)	462	476
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	291	300
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (d)	49	41
Freddie Mac Pool #SD4553 3.00% 9/1/2053 (d)	56	50
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	25,145	25,579
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (d)	50,851	52,893
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (d)	12,811	13,297
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	5,443	5,606
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (d)	114,528	119,054
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (d)	38,366	33,982
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (d)	8,928	7,918
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (d)	8,665	7,683
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (d)	2,567	2,275
Freddie Mac Pool #SD4122 3.00% 10/1/2053 (d)	400	355
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (d)	55	53
Freddie Mac Pool #QH2941 6.00% 10/1/2053 (d)	306	316
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	42,464	42,518
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	34,592	35,103
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	512	534
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	115	120

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QH6797 4.00% 12/1/2053 (d)	USD137	$130
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (d)	8,171	8,506
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (d)	57,562	56,374
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (d)	54	56
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	7,918	8,312
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	3,394	3,540
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	567	592
Freddie Mac Pool #SD8413 4.00% 2/1/2054 (d)	159	151
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	32	33
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (d)	17,410	17,904
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (d)	10,800	11,192
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	8,251	8,484
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (d)	4,478	4,607
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (d)	22,310	23,360
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (d)	529	502
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	5,043	5,120
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	21,572	22,205
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	2,321	2,416
Freddie Mac Pool #RJ1263 5.50% 4/1/2054 (d)	22,766	23,141
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	13,539	13,837
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	9,939	10,103
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (d)	14,622	15,135
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	9,841	10,184
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	5,272	5,485
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	4,149	4,358
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (d)	15,515	15,886
Freddie Mac Pool #QI5819 5.50% 5/1/2054 (d)	47	48
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (d)	11,075	11,418
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	7,340	7,640
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	5,396	5,543
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (d)	7,154	7,488
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (d)	4,796	5,022
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	3,646	3,727
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	11,484	11,876
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	651	673
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	462	480
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	307	315
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (d)	92	95
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	4,393	4,614
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (d)	3,068	3,211
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (d)	1,971	2,052
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	973	1,025
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (d)	204	204
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	14,013	14,219
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	3,193	3,256
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	854	871
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	72,907	75,397
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	52,500	54,779
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (d)	20,053	20,601
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	18,851	19,447
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	10,986	11,287
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	10,085	10,401
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	6,600	6,801
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	3,175	3,274
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (d)	60,953	63,360
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	9,231	9,609
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	3,898	4,082
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (d)	10,803	10,856
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (d)	7,728	7,776
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (d)	6,897	6,898
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (d)	5,433	5,447
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	36,823	37,440
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	22,955	23,352
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	11,848	12,110
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	10,872	11,069
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	3,864	3,939

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	USD114,998	$119,713
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	88,933	91,550
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	51,483	53,064
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	14,815	15,221
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	11,581	11,976
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	3,659	3,764
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (d)	1,000	1,027
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (d)	846	869
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (d)	21,436	22,282
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	17,067	17,865
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	8,682	9,088
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	6,679	6,979
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	3,486	3,636
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	3,273	3,433
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	2,133	2,233
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	7,073	7,192
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	4,176	4,274
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	2,981	3,052
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	2,701	2,750
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	2,279	2,318
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,123	2,155
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	1,860	1,889
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	46,426	47,866
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (d)	31,788	33,079
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	21,450	22,181
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	20,354	21,188
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	19,816	20,622
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	12,173	12,547
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	3,143	3,229
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (d)	182	188
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	3,193	3,334
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (d)	3,000	3,118
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	1,818	1,900
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	1,347	1,405
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	1,321	1,376
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	897	941
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	868	906
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	384	401
Freddie Mac Pool #QJ5986 4.00% 10/1/2054 (d)	4,684	4,447
Freddie Mac Pool #QJ5728 4.00% 10/1/2054 (d)	3,023	2,870
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (d)	5,529	5,524
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	8,056	8,177
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (d)	6,441	6,667
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (d)	1,266	1,301
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (d)	1,000	1,028
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	802	823
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (d)	274	281
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (d)	37	38
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	234	244
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	46,021	43,692
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (d)	21,201	20,833
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	4,014	3,923
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	22,781	22,760
Freddie Mac Pool #SD8474 5.00% 11/1/2054 (d)	7,836	7,821
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	296,604	300,979
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	56,794	57,686
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (d)	42,732	43,438
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (d)	9,860	10,146
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (d)	9,020	9,266
Freddie Mac Pool #QJ9686 6.00% 11/1/2054 (d)	1,461	1,501
Freddie Mac Pool #QJ8235 6.00% 11/1/2054 (d)	106	109
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (d)	62	64
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (d)	35	36
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (d)	23,473	22,285
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	43,394	43,562
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	43,055	42,973

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	USD10,741	$10,777
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	3,559	3,571
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (d)	13,833	14,121
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (d)	6,667	6,798
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	6,043	6,156
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	186	189
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (d)	7,621	7,831
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (d)	6,781	6,990
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (d)	1,792	1,841
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (d)	248	254
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (d)	93	95
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (d)	45,580	46,462
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (d)	2,740	2,794
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (d)	145,825	151,015
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (d)	43,140	44,719
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	30,677	31,516
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	12,799	13,150
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (d)	1,645	1,712
Freddie Mac Pool #RJ3860 6.00% 1/1/2055 (d)	186	191
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (d)	178	183
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	969	1,020
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (d)	10,551	10,309
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	29,374	30,178
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (d)	10,984	11,359
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (d)	941	968
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (d)	714	733
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	272	280
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (d)	269	273
Freddie Mac Pool #QX8321 5.50% 3/1/2055 (d)	245	249
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	12,092	12,423
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (d)	8,618	8,858
Freddie Mac Pool #QX7992 6.00% 3/1/2055 (d)	31	32
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (d)	30	31
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (d)	71,580	74,405
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (d)	4,152	3,942
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	9,310	9,305
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	52,656	54,104
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (d)	37,481	38,521
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	17,736	18,225
Freddie Mac Pool #QY1610 6.00% 4/1/2055 (d)	9,115	9,366
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (d)	8,202	8,426
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (d)	1,609	1,653
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (d)	544	559
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (d)	192	197
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (d)	40	41
Freddie Mac Pool #RQ0019 4.00% 5/1/2055 (d)	624	592
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	2,866	2,860
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (d)	1,644	1,668
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	346	352
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	4,484	4,608
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	1,107	1,137
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (d)	1,070	1,099
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (d)	664	682
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (d)	382	393
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (d)	64	66
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (d)	63	65
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (d)	28	28
Freddie Mac Pool #QY4120 6.00% 5/1/2055 (d)	27	28
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (d)	475	500
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (d)	362	343
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	3,233	3,226
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (d)	1,621	1,666
Freddie Mac Pool #QY5028 6.00% 6/1/2055 (d)	28	28
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (d)	3,525	3,665
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (d)	14,758	14,008
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	66,990	67,963

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	USD97,596	$100,241
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	2,747	2,824
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (d)	796	818
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (d)	747	768
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (d)	731	751
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (d)	525	540
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (d)	60,962	62,614
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (d)	353	358
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (d)	44,556	45,787
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (d)	50,256	50,986
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (d)	5,548	5,266
Freddie Mac Pool #RQ0072 3.50% 12/1/2055 (d)	— (e)	— (e)
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (d)	11,009	10,449
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (d)	500	475
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (d)	49,523	44,704
Freddie Mac, Series T041, Class 3A, 4.449% 7/25/2032 (d)(f)	599	555
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (d)	28	29
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026 (d)	4,311	4,299
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (d)	45,775	47,977
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (d)	26,791	24,199
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (d)	11,551	10,395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	11,475	10,967
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (d)	4,162	3,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (d)(f)	6,946	6,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	26,592	25,259
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(f)	25,566	24,407
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(f)	5,949	5,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	4,958	4,525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(f)	15,097	14,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	12,235	11,018
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	41,233	40,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	26,362	24,834
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (d)	13,455	11,828
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	5,322	5,243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (d)	24,325	23,742
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (d)	19,560	19,255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	7,259	6,904
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (d)	3,577	3,329
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (d)	1,427	1,287
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (d)	9,596	9,362
Government National Mortgage Assn. 5.00% 1/1/2056 (d)(g)	39,474	39,390
Government National Mortgage Assn. 5.50% 1/1/2056 (d)(g)	70,204	70,896
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038 (d)	585	616
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041 (d)	2,459	2,389
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044 (d)	28	28
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045 (d)	51	51
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045 (d)	2,160	2,153
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046 (d)	16,796	15,296
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047 (d)	5,966	5,764
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047 (d)	316	305
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047 (d)	1,659	1,598
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047 (d)	2,984	2,874
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048 (d)	14,746	14,198
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048 (d)	16,276	15,111
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048 (d)	2,651	2,626
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048 (d)	342	329
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (d)	942	934
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049 (d)	16,437	15,177
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (d)	698	691
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049 (d)	278	277
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (d)	384	379
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (d)	3,225	3,185
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049 (d)	273	271
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (d)	101,352	84,043
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (d)	190	164
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	88,604	73,466

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051 (d)	USD269	$267
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (d)	6,125	6,080
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	71,429	61,691
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (d)	16,953	14,516
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	6,077	5,203
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (d)	1,974	1,683
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (d)	11,703	10,107
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	56,247	48,578
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (d)	1,681	1,448
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (d)	35,864	30,974
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (d)	527	456
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (d)	403	346
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	34,583	31,136
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (d)	5,788	4,999
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	26,291	23,671
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (d)	109,997	101,375
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (d)	316	273
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (d)	33,642	30,289
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (d)	19,572	17,947
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	34,517	31,897
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	22,280	21,206
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (d)	16,108	14,779
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (d)	16,821	16,032
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (d)	10,843	10,338
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (d)	662	664
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053 (d)	589	531
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	16,865	16,523
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (d)	36,091	36,173
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053 (d)	26,179	26,238
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (d)	44,177	43,210
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (d)	127,195	127,516
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	4,904	4,662
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (d)	103	94
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (d)	27,725	28,042
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (d)	2,949	2,983
Government National Mortgage Assn. Pool #MB0420 3.50% 6/20/2055 (d)	1,397	1,273
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (d)	60,300	60,945
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (d)	6,245	6,312
Government National Mortgage Assn. Pool #MB0619 3.50% 9/20/2055 (d)	14,073	12,818
Government National Mortgage Assn. Pool #MB0682 3.50% 10/20/2055 (d)	40,955	37,302
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (d)	3,370	3,069
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (d)	211	192
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (d)	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	30,465	22,738
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (d)(g)	129,000	119,466
Uniform Mortgage-Backed Security 2.50% 1/1/2041 (d)(g)	48,000	45,422
Uniform Mortgage-Backed Security 3.50% 1/1/2041 (d)(g)	40,000	38,891
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (d)(g)	41,500	40,963
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(g)	70,409	56,932
Uniform Mortgage-Backed Security 2.50% 1/1/2056 (d)(g)	585,715	495,249
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (d)(g)	15,998	14,152
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(g)	2,736	2,530
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (d)(g)	38,712	36,725
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(g)	222,178	216,929
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (d)(g)	255,569	254,910
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (d)(g)	43,890	44,510
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (d)(g)	147,590	151,558
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(g)	85,989	89,376
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (d)(g)	73,168	59,149
Uniform Mortgage-Backed Security 2.50% 2/1/2056 (d)(g)	622,434	526,200
Uniform Mortgage-Backed Security 3.00% 2/1/2056 (d)(g)	148,131	130,940
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(g)	649,401	598,387
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (d)(g)	447,232	423,992
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (d)(g)	195,404	190,605
Uniform Mortgage-Backed Security 5.00% 2/1/2056 (d)(g)	97,631	97,276
		20,862,705

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 1.13%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (d)(f)(h)	USD78,778	$79,201
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(h)	4,557	4,458
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (d)(h)	21,941	21,747
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(h)	14,005	13,526
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (d)(h)	3,802	3,599
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (d)(h)	3,834	3,594
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (d)(h)	3,167	3,031
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (d)(h)	22,260	21,954
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (d)(f)(h)	3,356	3,365
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (d)(f)(h)	8,855	9,062
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (d)	3,422	3,395
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (d)	405	398
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (d)	5,575	5,478
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 11/15/2055 (d)(f)	5,000	5,289
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (d)	2,860	2,925
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(f)	4,739	4,916
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (d)	21,470	22,604
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	6,605	7,047
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (d)	27,528	28,669
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	9,565	10,024
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	53,342	56,111
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(f)	24,048	25,304
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(f)	13,271	13,891
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(f)	29,769	31,177
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (d)	795	788
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (d)	486	480
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (d)(f)	9,618	9,625
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	5,772	5,472
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	8,720	8,401
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (d)	17,962	16,497
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (d)(f)	1,405	1,446
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (d)(f)	3,013	3,100
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (d)(f)	1,960	1,950
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (d)	13,312	13,816
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (d)(f)	7,890	8,496
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)(f)	12,680	13,150
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class A4, 5.839% 3/15/2058 (d)	28,245	29,757
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (d)	5,000	5,148
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (d)	5,000	5,147
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (d)	11,250	11,144
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(f)	3,812	3,784
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (d)	9,988	9,915
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (d)	17,048	15,429
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(f)	11,156	11,208
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	21,652	19,221
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (d)	3,950	3,499
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (d)	6,710	5,747
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (d)	2,138	1,925
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054 (d)	4,870	4,308
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (d)(f)	8,840	7,928
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (d)(f)	8,696	9,183
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (d)	20,440	21,396
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (d)(f)	8,011	8,376
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)(f)	13,310	14,064
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (d)	8,000	7,607
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	12,602	13,103
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(f)	4,080	4,250
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	4,287	4,416
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)(f)	23,565	24,784
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)(f)	6,948	7,270
Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.738% 12/15/2057 (d)	5,540	5,800
Benchmark Mortgage Trust, Series 2025-V15, Class A3, 5.805% 6/15/2058 (d)	48,077	50,672
Benchmark Mortgage Trust, Series 2025-V15, Class AS, 6.175% 6/15/2058 (d)	9,775	10,271
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 7/15/2039 (d)(f)(h)	15,759	15,783
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (d)(f)	7,920	8,038

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (d)	USD4,929	$5,168
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(f)	44,520	46,635
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (d)(f)	25,283	26,714
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(f)	2,210	2,344
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (d)(f)	26,680	28,627
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	2,293	2,360
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (d)(f)	48,510	50,536
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	10,030	10,430
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (d)(f)	52,385	54,878
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(f)	3,714	3,898
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.122% 6/15/2041 (d)(f)(h)	14,969	15,008
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (d)(f)(h)	16,107	16,155
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (d)(f)(h)	1,326	1,330
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 6.00% 12/15/2042 (d)(f)(h)	899	902
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.35% 12/15/2042 (d)(f)(h)	302	303
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.044% 12/15/2039 (d)(f)(h)	24,096	24,124
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.393% 12/15/2039 (d)(f)(h)	3,562	3,575
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (d)(f)(h)	41,921	41,971
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (d)(f)(h)	40,403	40,314
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (d)(f)(h)	14,294	14,318
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.589% 4/15/2037 (d)(f)(h)	2,978	2,988
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (d)(f)(h)	35,524	35,510
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (d)(f)(h)	20,501	20,494
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (d)(f)(h)	18,028	18,064
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (d)(f)(h)	62,992	63,912
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (d)(f)(h)	110,239	110,593
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 11/15/2041 (d)(f)(h)	46,193	46,279
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (d)(f)(h)	40,578	40,670
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.492% 11/15/2041 (d)(f)(h)	8,648	8,671
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.642% 11/15/2041 (d)(f)(h)	12,691	12,735
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	9,605	9,870
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (d)(f)(h)	2,420	2,428
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(f)(h)	20,022	20,229
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.507% 12/15/2042 (d)(f)(h)	12,485	12,521
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.757% 12/15/2042 (d)(f)(h)	1,049	1,052
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(f)(h)	62,615	62,768
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (d)(f)(h)	3,254	3,271
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (d)(f)(h)	582	584
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (d)(f)(h)	15,062	15,103
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (d)(f)(h)	11,339	11,387
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (d)(f)(h)	36,135	36,129
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	12,890	12,734
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(h)	20,000	20,847
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(h)	55,899	57,641
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040 (d)(f)(h)	9,877	10,126
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (d)(f)(h)	4,900	4,980
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	960	955
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (d)	800	791
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (d)(f)	714	684
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (d)(h)	36,773	37,897
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (d)(h)	7,074	7,299
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (d)(f)(h)	12,887	13,267
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (d)(f)(h)	5,439	5,632
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (d)	550	545
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(f)(h)	43,974	44,903
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (d)(f)(h)	14,463	14,549
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (d)(f)(h)	13,140	13,218
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (d)(f)(h)	4,283	4,295
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (d)(f)(h)	26,354	26,431

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.35% 10/15/2042 (d)(f)(h)	USD3,901	$3,914
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.60% 10/15/2042 (d)(f)(h)	3,351	3,363
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (d)(f)(h)	5,829	5,880
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038 (d)(h)	3,643	3,572
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (d)(h)	14,163	14,140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(f)(h)	16,204	16,260
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(h)	12,117	12,341
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.561% 8/15/2039 (d)(f)(h)	18,000	18,071
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(h)	21,824	19,607
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (d)(f)(h)	46,773	46,961
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (d)(f)(h)	5,265	5,268
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (d)(f)(h)	9,579	9,694
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	11,268	11,129
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (d)(f)	3,052	2,955
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (d)	405	399
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (d)	19,842	18,272
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	9,914	8,762
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(f)(h)	35,922	36,001
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.493% 3/15/2042 (d)(f)(h)	8,085	8,110
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (d)(f)(h)	1,267	1,272
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (d)(f)(h)	5,432	5,464
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(h)	83,270	86,433
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(f)(h)	2,956	2,994
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(h)	87,371	90,660
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(f)(h)	19,965	20,015
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (d)(h)	5,767	5,622
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (d)	2,520	2,493
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (d)	930	915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(h)	34,220	30,973
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(h)	8,773	7,944
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (d)(f)(h)	2,318	1,956
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(f)	8,015	7,951
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (d)(f)(h)	12,547	12,587
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(h)	59,217	56,998
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (d)	230	227
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (d)	972	964
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (d)(f)	1,460	1,376
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (d)(f)(h)	24,480	25,255
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (d)(f)(h)	7,029	7,068
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (d)(f)(h)	17,614	18,544
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (d)(f)(h)	2,463	2,572
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(h)	9,569	9,596
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (d)(f)(h)	1,949	1,955
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.442% 2/15/2042 (d)(f)(h)	11,881	11,865
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (d)(f)(h)	7,027	7,049
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (d)(f)(h)	23,537	23,534
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(h)	21,946	19,644
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (d)(f)(h)	21,779	21,774
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (d)(f)(h)	54,009	54,023
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(f)(h)	61,822	61,343

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 2/15/2042 (d)(f)(h)	USD9,804	$9,734
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 11/15/2041 (d)(f)(h)	38,000	38,095
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 11/15/2041 (d)(f)(h)	7,053	7,090
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.991% 11/15/2041 (d)(f)(h)	1,728	1,740
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (d)(f)(h)	4,145	4,188
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (d)	455	450
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (d)	10,015	9,975
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (d)	4,008	3,833
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (d)(f)	11,670	11,186
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	3,008	3,157
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)(f)	11,965	12,604
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(f)	15,633	16,414
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (d)	795	790
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (d)(f)(h)	57,245	57,704
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (d)(f)(h)	8,656	8,804
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (d)(f)(h)	3,712	3,772
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (d)(f)(h)	5,353	5,391
		3,045,493

Collateralized mortgage-backed obligations (privately originated) 0.83%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (d)(h)(i)	7,001	7,065
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(h)(i)	18,660	18,809
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(h)(i)	16,333	16,418
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(f)(h)	3,217	2,918
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(h)	243	236
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(h)(i)	11,184	10,944
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(h)(i)	7,460	7,301
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(f)(h)	6,346	5,973
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(f)(h)	2,127	2,017
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(f)(h)	1,297	1,281
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(h)	1,579	1,459
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(h)(i)	24,079	24,272
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(h)(i)	12,951	13,049
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (d)(h)(i)	33,122	33,381
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(h)(i)	39,540	39,901
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(h)(i)	7,370	7,435
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (d)(h)(i)	7,796	7,807
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(h)	7,105	7,086
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(f)(h)	51,613	50,667
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(h)(i)	5,339	5,286
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (d)(f)(h)	11,058	9,772
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (d)(f)(h)	7,023	6,277
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.529% 12/25/2033 (d)(f)	205	210
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(f)(h)	21,356	20,444
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(h)(i)	13,991	13,957
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(f)(h)	449	426
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(h)(i)	4,648	4,703
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(h)(i)	8,600	8,659
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(f)(h)	9,160	8,352
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (d)(f)(h)	26,534	27,073
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 1/25/2043 (d)(f)(h)	15,300	15,607
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(f)(h)	75,090	78,797

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(f)(h)	USD10,062	$10,143
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(f)(h)	46,402	48,173
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(f)(h)	8,654	8,690
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 6.574% 7/25/2043 (d)(f)(h)	43,307	44,553
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.374% 10/25/2043 (d)(f)(h)	2,540	2,545
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (d)(f)(h)	2,836	2,834
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(f)(h)	6,104	6,148
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (d)(f)(h)	1,898	1,897
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (d)(f)(h)	6,661	6,705
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (d)(f)(h)	1,010	1,009
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(f)(h)	3,348	3,363
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.024% 9/25/2044 (d)(f)(h)	5,601	5,615
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (d)(f)(h)	3,843	3,848
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(h)	6,311	6,314
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(f)(h)	3,420	3,427
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(f)(h)	3,954	3,961
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (d)	47	48
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (d)	144	148
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (d)	514	523
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (d)(f)(h)	5,538	5,530
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.184% 8/1/2054 (d)(f)(h)	6,847	6,895
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (d)(f)(h)	10,257	10,449
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(h)	73,743	71,489
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (d)(f)(h)	14,187	11,866
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (d)(f)(h)	15,793	13,209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.174% 2/25/2042 (d)(f)(h)	1,859	1,860
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(f)(h)	4,587	4,704
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.224% 5/25/2042 (d)(f)(h)	13,523	13,961
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (d)(f)(h)	4,441	4,525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.374% 6/25/2042 (d)(f)(h)	7,690	8,094
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (d)(f)(h)	1,037	1,042
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (d)(f)(h)	5,649	5,666
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (d)(f)(h)	4,234	4,241
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (d)(f)(h)	43,396	43,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (d)(f)(h)	98	98
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.924% 10/25/2044 (d)(f)(h)	5,520	5,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (d)(f)(h)	2,570	2,570

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(h)	USD7,540	$7,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (d)(f)(h)	5,516	5,531
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (d)(f)(h)	4,545	4,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (d)(f)(h)	4,407	4,411
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2050 (d)(f)(h)	5,000	5,498
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(h)(i)	4,132	4,178
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(f)(h)	16,658	15,340
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (d)(h)(i)	21,411	21,619
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(h)(i)	3,913	3,845
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(h)	11,482	11,243
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (d)(h)(i)	11,854	11,980
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (d)(h)(i)	6,248	6,316
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(h)(i)	3,989	4,009
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(h)(i)	6,111	6,100
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (d)(f)(h)	90,284	92,791
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (d)(f)(h)	5,294	5,378
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(h)	4,629	4,634
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (d)(h)	9,023	9,037
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(h)(i)	14,779	14,906
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(h)(i)	19,220	19,283
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (d)(f)(h)	13,350	13,613
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(h)(i)	13,268	13,445
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(f)(h)	421	415
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(h)(i)	15,046	15,223
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(h)	2,291	2,143
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (d)(f)(h)	6,041	6,029
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(h)(i)	3,793	3,800
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(h)(i)	17,699	17,861
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (d)(f)(h)	8,281	8,218
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (d)(h)(i)	34,985	34,932
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(h)(i)	40,102	39,879
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(h)(i)	10,463	10,561
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(h)(i)	16,363	16,515
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(h)(i)	5,421	5,498
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(h)(i)	5,673	5,742
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(h)(i)	24,728	25,041
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(h)(i)	31,575	31,971
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(h)(i)	17,385	17,431
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(h)(i)	9,834	9,935
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(h)(i)	9,840	9,937
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(h)(i)	23,759	24,011
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(h)(i)	37,954	38,293
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(h)(i)	12,903	12,973
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(h)(i)	28,921	28,970
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(h)(i)	13,776	13,840
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (d)(f)(h)	26,824	26,890
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (d)(f)(h)	7,160	7,308
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(f)(h)	13,692	12,292
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (d)(h)	12,748	12,157
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (d)(h)	8,057	7,662
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(h)	18,753	18,517
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(h)	7,389	7,289
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(h)	17,125	16,625
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (d)(h)	14,414	13,924
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (d)(f)(h)	5,757	5,464
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (d)(f)(h)	3,551	3,417

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(h)	USD8,405	$8,026
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042 (d)(h)	8,757	8,396
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (d)(h)	6,360	6,049
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(h)	17,465	16,660
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 12/17/2042 (4.00% on 1/17/2026) (d)(h)(i)	1,862	1,818
Progress Residential Trust, Series 2025-SFR6, Class B, 2.378% 12/17/2042 (4.00% on 1/17/2026) (d)(h)(i)	2,502	2,408
Progress Residential Trust, Series 2025-SFR6, Class D, 2.378% 12/17/2042 (4.00% on 1/17/2026) (d)(h)(i)	2,162	2,040
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(h)(i)	9,653	9,358
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (d)(f)(h)	14,694	14,754
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (d)(f)(h)	40,232	40,392
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(f)(h)	7,485	7,497
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.989% 5/25/2055 (d)(f)(h)	9,945	9,854
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (d)(f)(h)	2,681	2,673
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(f)(h)	8,460	8,356
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(f)(h)	8,546	8,466
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (d)(f)(h)	8,054	7,972
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(f)(h)	3,203	3,182
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(f)(h)	1,353	1,336
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(h)	387	355
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.698% 11/25/2060 (d)(f)(h)	6,124	6,000
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(h)	13,724	13,358
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (d)(f)(h)	5,471	5,528
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.03% 7/25/2065 (d)(f)(h)	2,307	2,322
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (d)(h)	2,163	2,136
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (d)(h)	24,783	24,649
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(h)	3,424	3,437
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(h)	7,964	7,991
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(h)	1,718	1,721
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(h)	3,441	3,459
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (d)(h)	5,749	5,762
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (d)(h)	1,893	1,890
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(h)	33,539	33,549
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (d)(h)	9,692	9,747
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(h)	27,207	27,058
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(h)(i)	19,752	19,904
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (d)(h)(i)	6,941	6,924
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (d)(h)(i)	1,635	1,636
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (d)(h)(i)	3,848	3,852
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(h)(i)	14,086	14,146
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(h)(i)	31,298	31,588
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(h)(i)	19,671	19,907
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (d)(h)(i)	9,548	9,670
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(h)(i)	6,778	6,870
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (d)(h)(i)	2,388	2,418
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(h)(i)	2,940	2,976
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (d)(h)(i)	8,046	8,120
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (d)(h)(i)	2,507	2,529
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(f)(h)	5,846	5,862
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (d)(f)(h)	13,204	13,229
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(f)(h)	12,920	12,997
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (d)(h)(i)	4,546	4,571
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(h)	11,585	11,672
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (d)(f)(h)	45,806	46,264
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029) (d)(h)(i)	5,968	6,015
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (d)(h)(i)	23,679	23,939
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(h)(i)	3,913	3,947
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(h)(i)	19,656	19,747
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(h)(i)	21,643	21,665
		2,237,481
Total mortgage-backed obligations		26,145,679

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 8.64%
U.S. Treasury 7.20%
U.S. Treasury 4.00% 2/15/2026	USD10,457	$10,459
U.S. Treasury 4.625% 2/28/2026	4,579	4,586
U.S. Treasury 2.25% 3/31/2026	8,973	8,945
U.S. Treasury 3.75% 4/15/2026	72,000	72,049
U.S. Treasury 3.625% 5/15/2026	785	785
U.S. Treasury 4.375% 7/31/2026	51,356	51,604
U.S. Treasury 0.75% 8/31/2026	37	36
U.S. Treasury 4.625% 9/15/2026	13,790	13,893
U.S. Treasury 0.875% 9/30/2026	405	397
U.S. Treasury 3.50% 9/30/2026	36,865	36,846
U.S. Treasury 1.125% 10/31/2026	13,564	13,294
U.S. Treasury 2.00% 11/15/2026	47,200	46,583
U.S. Treasury 6.50% 11/15/2026	39,650	40,711
U.S. Treasury 2.25% 2/15/2027	1,900	1,874
U.S. Treasury 4.125% 2/15/2027	7,942	7,995
U.S. Treasury 1.125% 2/28/2027	930	905
U.S. Treasury 2.375% 5/15/2027	734	723
U.S. Treasury 3.25% 6/30/2027	182,903	182,284
U.S. Treasury 3.875% 7/31/2027 (c)	1,075,421	1,081,735
U.S. Treasury 6.375% 8/15/2027	35,690	37,311
U.S. Treasury 3.50% 10/31/2027	305,000	305,088
U.S. Treasury 3.375% 11/30/2027 (c)	105,117	104,917
U.S. Treasury 4.00% 12/15/2027	250,000	252,446
U.S. Treasury 0.625% 12/31/2027	9,448	8,932
U.S. Treasury 3.375% 12/31/2027	232,835	232,390
U.S. Treasury 4.25% 1/15/2028	720,000	730,658
U.S. Treasury 2.75% 2/15/2028	10,125	9,974
U.S. Treasury 4.25% 2/15/2028	841,067	854,005
U.S. Treasury 4.00% 2/29/2028	171,747	173,558
U.S. Treasury 3.625% 3/31/2028	52,103	52,252
U.S. Treasury 2.875% 5/15/2028	46,997	46,336
U.S. Treasury 3.625% 5/31/2028	74,841	75,043
U.S. Treasury 1.25% 6/30/2028	17,561	16,623
U.S. Treasury 4.00% 6/30/2028	77,091	77,997
U.S. Treasury 1.00% 7/31/2028	6,527	6,125
U.S. Treasury 1.375% 10/31/2028	6,716	6,328
U.S. Treasury 3.125% 11/15/2028	41,549	41,091
U.S. Treasury 1.50% 11/30/2028	46,700	44,079
U.S. Treasury 3.50% 12/15/2028	535,139	534,533
U.S. Treasury 4.00% 1/31/2029	254,696	257,979
U.S. Treasury 5.25% 2/15/2029	35,690	37,530
U.S. Treasury 3.25% 6/30/2029	58,480	57,827
U.S. Treasury 4.00% 7/31/2029	80,000	81,050
U.S. Treasury 3.625% 8/31/2029	17,650	17,651
U.S. Treasury 4.125% 11/30/2029	22,060	22,443
U.S. Treasury 4.375% 12/31/2029	337,000	346,057
U.S. Treasury 3.50% 1/31/2030	67,000	66,626
U.S. Treasury 4.25% 1/31/2030	50,150	51,271
U.S. Treasury 4.00% 2/28/2030	398,407	403,522
U.S. Treasury 3.625% 3/31/2030	23,000	22,961
U.S. Treasury 0.625% 5/15/2030	22,310	19,584
U.S. Treasury 3.75% 6/30/2030	4,675	4,687
U.S. Treasury 3.875% 7/31/2030 (j)	2,476,388	2,495,154
U.S. Treasury 0.625% 8/15/2030	114,675	99,812
U.S. Treasury 4.625% 9/30/2030	25,150	26,143
U.S. Treasury 3.625% 10/31/2030 (c)	936,000	932,307
U.S. Treasury 4.875% 10/31/2030	62,722	65,907
U.S. Treasury 3.50% 11/30/2030 (c)	489,000	484,205
U.S. Treasury 3.625% 12/31/2030	541,768	539,292
U.S. Treasury 4.25% 6/30/2031	264,000	270,084
U.S. Treasury 4.125% 7/31/2031	146,500	148,921
U.S. Treasury 1.25% 8/15/2031	38,264	33,348
U.S. Treasury 4.50% 12/31/2031	27,000	27,953
U.S. Treasury 2.875% 5/15/2032	85,519	80,669
U.S. Treasury 4.125% 11/15/2032	20,061	20,301
U.S. Treasury 3.75% 11/30/2032	33,200	32,834

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 12/31/2032	USD591,956	$589,597
U.S. Treasury 3.50% 2/15/2033	145,000	140,979
U.S. Treasury 3.375% 5/15/2033	48,871	47,012
U.S. Treasury 3.875% 8/15/2033	49,445	49,066
U.S. Treasury 4.50% 11/15/2033	6,762	6,987
U.S. Treasury 4.00% 2/15/2034	29,600	29,531
U.S. Treasury 4.375% 5/15/2034	144,130	147,418
U.S. Treasury 3.875% 8/15/2034	59,250	58,380
U.S. Treasury 4.25% 11/15/2034	86,275	87,246
U.S. Treasury 4.625% 2/15/2035	113,000	117,379
U.S. Treasury 4.25% 8/15/2035 (c)	356,500	359,341
U.S. Treasury 4.00% 11/15/2035 (c)	504,614	497,754
U.S. Treasury 4.25% 5/15/2039	84,397	82,788
U.S. Treasury 1.375% 11/15/2040	38,809	25,244
U.S. Treasury 1.875% 2/15/2041	98,666	69,047
U.S. Treasury 2.25% 5/15/2041	140,792	103,758
U.S. Treasury 2.00% 11/15/2041	6,986	4,885
U.S. Treasury 2.375% 2/15/2042	4,990	3,680
U.S. Treasury 3.25% 5/15/2042	315,158	263,352
U.S. Treasury 2.75% 8/15/2042	32,660	25,253
U.S. Treasury 3.375% 8/15/2042	152,000	128,677
U.S. Treasury 2.75% 11/15/2042	77,000	59,271
U.S. Treasury 3.125% 2/15/2043	47,605	38,586
U.S. Treasury 2.875% 5/15/2043	58,590	45,564
U.S. Treasury 3.875% 5/15/2043	34,310	30,828
U.S. Treasury 3.625% 2/15/2044	24,780	21,316
U.S. Treasury 4.50% 2/15/2044	230,000	222,875
U.S. Treasury 4.625% 5/15/2044	26,500	26,060
U.S. Treasury 3.125% 8/15/2044	39,447	31,284
U.S. Treasury 4.125% 8/15/2044	164,000	150,749
U.S. Treasury 2.50% 2/15/2045	51,860	36,797
U.S. Treasury 4.75% 2/15/2045	230,000	229,142
U.S. Treasury 3.00% 5/15/2045	24,780	19,103
U.S. Treasury 5.00% 5/15/2045	352,000	361,889
U.S. Treasury 4.875% 8/15/2045 (c)	245,000	247,718
U.S. Treasury 3.00% 11/15/2045	23,145	17,715
U.S. Treasury 4.625% 11/15/2045 (c)	462,808	452,829
U.S. Treasury 3.00% 5/15/2047	55,603	41,819
U.S. Treasury 2.75% 8/15/2047	82,381	58,960
U.S. Treasury 3.00% 2/15/2048	3,743	2,791
U.S. Treasury 2.00% 2/15/2050	56,616	33,279
U.S. Treasury 2.375% 5/15/2051	83,000	52,438
U.S. Treasury 1.875% 11/15/2051	25,500	14,136
U.S. Treasury 2.25% 2/15/2052	149,126	90,718
U.S. Treasury 4.00% 11/15/2052 (c)	83,509	72,569
U.S. Treasury 3.625% 5/15/2053	113,815	92,261
U.S. Treasury 4.25% 2/15/2054	14,150	12,822
U.S. Treasury 4.25% 8/15/2054	32,415	29,376
U.S. Treasury 4.50% 11/15/2054	189,935	179,518
U.S. Treasury 4.75% 8/15/2055 (j)	1,468,431	1,446,855
U.S. Treasury 4.625% 11/15/2055	648,100	625,720
		19,413,870

U.S. Treasury inflation-protected securities 1.44%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (k)	341,468	338,591
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (k)	214,154	212,224
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (k)	294,352	290,793
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (k)	164,875	161,921
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (k)	117,670	121,219
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (j)(k)	1,596,557	1,612,913
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (k)	82,017	77,828
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (k)	52,264	52,552
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (k)	96,221	89,766
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (k)	51,264	51,004
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (k)	298,618	299,998

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (c)(k)	USD267,683	$267,102
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (k)	24,865	18,521
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (k)	52,624	44,090
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (k)	21,087	15,906
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (k)	2,709	1,560
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (k)	108,736	84,808
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (k)	8,168	7,347
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (k)	142,644	135,413
		3,883,556
Total U.S. Treasury bonds & notes		23,297,426
Corporate bonds and notes 6.81%
Financials 2.42%
AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,617
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,560
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (h)(i)	23,775	25,255
Ally Financial, Inc. 5.737% 5/15/2029 (USD-SOFR + 1.96% on 5/15/2028) (i)	9,745	9,995
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,621
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,557
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (i)	EUR5,663	6,796
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (i)	11,265	14,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (i)	11,380	14,167
American Express Co. 2.55% 3/4/2027	USD13,925	13,729
American Express Co. 5.85% 11/5/2027	3,900	4,036
American Express Co. (USD-SOFR + 0.93%) 5.17% 7/26/2028 (f)	20,000	20,084
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (i)	24,681	25,441
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (i)	18,496	20,210
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	12,994	13,502
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (i)	9,286	9,808
American International Group, Inc. 4.85% 5/7/2030	4,337	4,448
American International Group, Inc. 5.125% 3/27/2033	9,635	9,921
American International Group, Inc. 4.375% 6/30/2050	169	141
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,437
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,198
Arthur J. Gallagher & Co. 4.85% 12/15/2029	30,000	30,718
Arthur J. Gallagher & Co. 5.15% 2/15/2035	12,932	13,076
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	196
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,741	2,633
Athene Global Funding 4.83% 5/9/2028 (h)	30,000	30,277
Athene Global Funding 5.033% 7/17/2030 (h)	20,000	20,162
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (h)	4,676	5,179
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (i)	EUR6,200	8,144
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (i)	23,800	28,821
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (i)	USD20,600	20,254
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	15,845	15,044
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (i)	19,918	19,928
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (i)	24,446	24,395
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (i)	4,654	4,674
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (i)	42,684	42,161
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (i)	38,230	36,480
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (i)	12,350	12,893
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (i)	1,079	970
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	93,451	83,607
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (i)	14,041	12,888
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	86,168	77,077
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (i)	14,470	13,054
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	31,759	32,707
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (i)	9,226	9,849
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (i)	2,097	2,184
Bank of Montreal 5.203% 2/1/2028	5,000	5,131
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (i)	40,000	39,965

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (i)	USD15,000	$15,049
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (i)	18,829	19,468
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028) (i)	4,444	4,502
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (i)	13,564	13,967
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (i)	14,393	14,805
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (i)	20,000	20,738
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033) (i)	5,613	5,636
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,217
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,605
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,815
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (h)	USD20,000	20,218
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (i)	25,000	28,597
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (i)	10,000	10,570
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030) (i)	20,000	20,675
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (h)	7,000	7,229
Blackstone Private Credit Fund 5.95% 7/16/2029	40,829	41,675
Block, Inc. 5.625% 8/15/2030 (h)	8,850	9,035
Block, Inc. 6.00% 8/15/2033 (h)	5,815	5,973
BNP Paribas SA 4.375% 5/12/2026 (h)	6,350	6,350
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (h)(i)	21,352	21,027
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (h)(i)	41,588	39,377
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (h)(i)	55,384	57,345
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (h)(i)	3,708	3,818
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (h)(i)	5,501	5,029
BPCE SA 1.00% 1/20/2026 (h)	8,345	8,332
BPCE SA 0.895% 12/14/2026	JPY400,000	2,542
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (h)(i)	USD22,514	22,528
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (h)(i)	28,000	29,718
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (h)(i)	22,000	22,783
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (h)(i)	57,500	60,121
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (h)(i)	28,729	29,504
Brown & Brown, Inc. 5.55% 6/23/2035	32,872	33,727
Brown & Brown, Inc. 6.25% 6/23/2055	27,334	28,459
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (h)(i)	3,600	3,744
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (h)(i)	30,000	30,333
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	30,626	31,822
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,294
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,770
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (i)	25,000	25,420
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (i)	8,481	8,604
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (i)	20,000	20,632
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,615
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,398
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (i)	12,000	12,462
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (i)	20,000	21,161
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033) (i)	15,000	16,357
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	9,029	8,294
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,595
Citibank, NA 4.914% 5/29/2030	22,800	23,462
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (i)	5,000	4,989
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (i)	19,351	19,131
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (i)	10,649	10,632
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (i)	15,570	15,397
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (i)	85,250	86,483
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (i)	3,903	3,654
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (i)	2,785	2,785
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (i)	5,902	6,030
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (i)	71,957	66,698
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (i)	1,678	1,684
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (i)	58,402	53,021
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (i)	38,544	34,547
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (i)	4,414	4,215
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (i)	8,150	8,250
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	6,076	6,366
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	7,064	7,230

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	USD58,239	$60,755
CME Group, Inc. 3.75% 6/15/2028	2,230	2,234
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,956
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	10,059
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,621
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,393
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,360
Corebridge Global Funding 5.75% 7/2/2026 (h)	5,569	5,620
Corebridge Global Funding 4.65% 8/20/2027 (h)	15,470	15,624
Corebridge Global Funding 4.90% 1/7/2028 (h)	14,090	14,333
Corebridge Global Funding 5.20% 6/24/2029 (h)	15,000	15,414
Corebridge Global Funding 4.90% 12/3/2029 (h)	15,000	15,282
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (h)(i)	13,656	13,628
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (h)(i)	8,287	8,148
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	2,223	2,228
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,546
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,139
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (i)	14,404	14,174
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (i)	26,364	25,934
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (i)	13,967	14,191
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (i)	19,992	20,935
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	30,845	32,926
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	8,275	8,405
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (i)	16,573	15,824
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (i)	10,000	9,968
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (i)	EUR25,426	32,321
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (i)	11,040	14,005
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (i)	2,383	2,879
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (i)	49,115	61,374
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	806
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	4,290	4,519
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (i)	3,499	3,556
Fiserv, Inc. 3.50% 7/1/2029	1,077	1,045
Five Corners Funding Trust III 5.791% 2/15/2033 (h)	7,000	7,386
Five Corners Funding Trust IV 5.997% 2/15/2053 (h)	384	395
GA Global Funding Trust 4.50% 9/18/2030 (h)	15,000	14,850
GA Global Funding Trust 5.50% 4/1/2032 (h)	30,000	30,720
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (i)	15,000	14,924
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (i)	9,437	9,274
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (i)	33,244	32,689
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (i)	50,192	49,426
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (i)	17,830	17,735
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (i)	62,783	62,777
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028) (i)	17,896	18,986
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	13,266	13,862
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (i)	30,807	31,572
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (i)	14,250	14,448
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	3,725	3,848
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	266,910	266,331
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (i)	47,338	43,623
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (i)	22,753	22,596
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026) (i)	3,250	3,285
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (i)	18,878	19,235
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (i)	13,250	14,011
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (i)	10,770	10,255
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (i)	6,769	6,939
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (i)	19,800	19,865
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (i)	4,000	3,661
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (i)	4,307	3,916
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (i)	68,428	70,629
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	2,022	2,216
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (i)	20,000	20,583
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (i)	45,000	45,608
Intercontinental Exchange, Inc. 4.20% 3/15/2031	20,000	20,020

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intercontinental Exchange, Inc. 5.25% 6/15/2031	USD13,320	$13,962
Intesa Sanpaolo SpA 3.875% 7/14/2027 (h)	70,094	69,928
Intesa Sanpaolo SpA 3.875% 1/12/2028 (h)	43,573	43,279
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (h)(i)	24,225	28,617
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (h)(i)	1,127	1,340
Jackson National Life Global Funding 4.55% 9/9/2030 (h)	20,000	19,939
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (i)	13,649	13,612
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (i)	20,000	20,320
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (i)	21,182	21,407
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (i)	6,992	6,909
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (i)	25,109	25,615
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (i)	9,810	9,852
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	27,745	28,175
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (i)	27,207	27,564
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (i)	38,803	39,189
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (i)	12,599	12,643
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (i)	21,519	22,183
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (i)	18,342	19,325
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	14,156	14,772
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	7,591	7,795
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (i)	29,611	30,034
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (i)	102	105
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (i)	1,805	1,800
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	9,850	8,787
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	9,162	9,456
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	44,521	46,727
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (h)(i)	7,675	7,928
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (h)(i)	18,322	18,682
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (h)(i)	9,200	10,037
Kookmin Bank 5.375% 5/8/2027 (h)	19,600	19,986
Korea Exchange Bank 5.375% 4/23/2027 (h)	8,750	8,917
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (i)	1,000	991
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (i)	35,000	35,395
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (i)	8,800	8,920
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (i)	7,907	7,883
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (i)	4,050	4,200
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (i)	14,229	14,920
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (i)	3,088	3,252
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (i)	39,269	42,653
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,790
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,409
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,735
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,374
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	7,949
Mastercard, Inc. 4.875% 3/9/2028	842	862
Mastercard, Inc. 4.35% 1/15/2032	681	685
Mastercard, Inc. 4.85% 3/9/2033	494	508
Metropolitan Life Global Funding I 5.05% 1/6/2028 (h)	7,000	7,150
Metropolitan Life Global Funding I 5.40% 9/12/2028 (h)	35,000	36,256
Metropolitan Life Global Funding I 4.85% 1/8/2029 (h)	10,000	10,212
Metropolitan Life Global Funding I 2.95% 4/9/2030 (h)	10,000	9,495
Metropolitan Life Global Funding I 5.15% 3/28/2033 (h)	7,668	7,894
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (i)	27,656	27,274

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (i)	USD7,321	$7,188
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027) (i)	5,078	4,991
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027) (i)	4,867	4,870
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (i)	7,193	7,100
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (i)	15,000	15,523
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032) (i)	4,388	4,661
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (i)	15,000	15,742
Moody’s Corp. 4.25% 8/8/2032	265	262
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026) (i)	2,053	2,054
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (i)	17,575	17,328
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	553	564
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (i)	18,366	19,087
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (i)	20,042	20,462
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	7,525	7,675
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (i)	40,240	41,160
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (i)	5,250	5,419
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (i)	13,933	13,930
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (i)	4,951	5,249
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (i)	13,929	14,308
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	49,364	51,444
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	9,567	9,685
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (i)	27,765	28,645
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (i)	2,425	2,276
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (i)	171,472	176,835
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (i)	179,691	179,140
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (i)	15,669	13,778
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (i)	51,041	44,805
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	9,090	9,360
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	27,628	27,394
MSCI, Inc. 3.25% 8/15/2033 (h)	5,586	5,012
Nasdaq, Inc. 5.35% 6/28/2028	2,400	2,477
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,334
National Australia Bank, Ltd. 1.887% 1/12/2027 (h)	3,750	3,682
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,292
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,296
National Australia Bank, Ltd. 6.429% 1/12/2033 (h)	650	706
National Securities Clearing Corp. 5.10% 11/21/2027 (h)	6,000	6,146
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (i)	20,000	20,362
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028) (i)	25,000	26,049
New York Life Global Funding 2.35% 7/14/2026 (h)	2,970	2,947
New York Life Global Funding 4.90% 6/13/2028 (h)	20,000	20,468
New York Life Global Funding 4.55% 1/28/2033 (h)	5,893	5,876
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.66% 7/2/2027 (f)	15,000	15,122
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,222
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	9,173
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (h)	20,000	20,466
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (i)	EUR1,540	1,933
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (i)	1,610	1,968
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (i)	11,240	14,557
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (i)	31,245	38,811
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (i)	USD15,000	15,386
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	30,686	31,834
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (i)	5,250	5,436
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (i)	12,000	12,217
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (i)	5,265	5,693
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (i)	7,750	8,775
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (i)	2,250	2,373

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Power Finance Corp., Ltd. 5.25% 8/10/2028	USD1,957	$2,002
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,849
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,331
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,738
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,454
Prudential Financial, Inc. 3.70% 3/13/2051	945	707
RGA Global Funding 5.25% 1/9/2030 (h)	20,000	20,688
RGA Global Funding 4.60% 11/25/2030 (h)	10,000	10,010
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,104
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (i)	7,104	7,207
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (i)	11,700	11,781
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (i)	19,181	18,859
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (i)	3,779	3,939
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (i)	11,320	11,570
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (i)	3,523	3,685
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (h)	15,000	15,415
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (i)	990	1,024
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (i)	2,225	2,186
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (i)	2,856	2,897
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (i)	28,825	29,810
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,827
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	418
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,994
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,070
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,824
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (h)	35,000	36,471
Svenska Handelsbanken AB 5.50% 6/15/2028 (h)	10,000	10,335
Swedbank AB 6.136% 9/12/2026 (h)	51,564	52,329
Synchrony Bank 5.625% 8/23/2027	16,556	16,896
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (b)(i)	6,593	6,678
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (i)	25,000	25,487
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,655
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,846
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,985
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,421
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,555
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,350
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,817
Travelers Cos., Inc. 4.00% 5/30/2047	2,253	1,839
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (i)	4,444	4,516
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (i)	6,607	7,129
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	4,343	4,497
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (i)	4,819	4,911
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	6,586	7,010
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (i)	4,444	4,482
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (i)	31,449	31,848
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	6,051	6,268
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (i)	15,000	15,413
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (i)	5,309	5,350
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (i)	1,529	1,632
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (i)	17,500	18,195
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (h)(i)	5,000	5,002
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (h)(i)	26,350	26,291
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (h)(i)	53,787	53,637
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (h)(i)	35,660	35,098
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (h)(i)	23,979	24,179
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (h)(i)	4,650	4,626
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (h)(i)	19,450	20,122
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	2,654	2,773
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	22,618	22,410

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (h)(i)	USD302	$268
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (h)(i)	18,843	17,502
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (h)(i)	5,035	4,518
UniCredit SpA 4.625% 4/12/2027 (h)	2,500	2,516
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,161
Visa, Inc. 2.05% 4/15/2030	5,247	4,866
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (i)	57,696	57,332
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	28,680	29,279
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (i)	4,473	4,372
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (i)	19,177	19,394
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (i)	2,300	2,343
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (i)	29,159	30,219
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (i)	80,657	85,244
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (i)	11,703	12,055
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (i)	5,345	5,538
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	46,257	47,758
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (i)	23,561	24,521
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	14,000	15,505
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (i)	3,750	3,692
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (i)	28,300	25,649
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,390
		6,532,637

Consumer discretionary 1.16%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,575
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,946
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,840
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	10,325
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,492
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,290
Amazon.com, Inc. 4.65% 11/20/2035	45,463	45,297
Amazon.com, Inc. 5.45% 11/20/2055	71,182	69,526
Amazon.com, Inc. 5.55% 11/20/2065	42,000	40,772
Carnival Corp. 5.125% 5/1/2029 (h)	16,220	16,408
Carnival Corp. 5.875% 6/15/2031 (h)	19,300	19,950
Carnival Corp. 5.75% 8/1/2032 (h)	32,285	33,174
Carnival Corp. 6.125% 2/15/2033 (h)	44,775	46,258
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	2,714	2,715
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (h)	4,791	4,707
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (h)	4,378	4,421
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (h)	30,387	30,859
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (h)	2,169	2,211
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (h)	3,248	3,091
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (h)	14,859	15,264
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (h)	37,644	38,788
Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,980	5,994
Ford Motor Credit Co., LLC 6.95% 6/10/2026	4,165	4,202
Ford Motor Credit Co., LLC 2.70% 8/10/2026	720	713
Ford Motor Credit Co., LLC 4.271% 1/9/2027	1,310	1,304
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,158
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,760
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,644
Ford Motor Credit Co., LLC 7.35% 11/4/2027	30,966	32,343
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,826
Ford Motor Credit Co., LLC 6.80% 5/12/2028	34,970	36,500
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	11,182
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,927
Ford Motor Credit Co., LLC 5.80% 3/8/2029	54,925	56,138
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	40,967
Ford Motor Credit Co., LLC 5.875% 11/7/2029	66,305	68,091
Ford Motor Credit Co., LLC 7.35% 3/6/2030	28,036	30,102

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 7.20% 6/10/2030	USD119,189	$127,846
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,226	43,908
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	62,345
Ford Motor Credit Co., LLC 6.05% 3/5/2031	51,314	52,786
Ford Motor Credit Co., LLC 3.625% 6/17/2031	61,184	56,083
Ford Motor Credit Co., LLC 6.054% 11/5/2031	61,655	63,243
Ford Motor Credit Co., LLC 7.122% 11/7/2033	154,344	165,846
Ford Motor Credit Co., LLC 6.125% 3/8/2034	118,610	120,579
Ford Motor Credit Co., LLC 6.50% 2/7/2035	101,454	105,145
Ford Motor Credit Co., LLC 5.869% 10/31/2035	73,472	72,592
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	387
General Motors Financial Co., Inc. 4.20% 10/27/2028	40,121	40,187
General Motors Financial Co., Inc. 5.35% 1/7/2030	85,180	87,987
General Motors Financial Co., Inc. 5.85% 4/6/2030	37,779	39,701
General Motors Financial Co., Inc. 5.45% 7/15/2030	244,221	253,692
General Motors Financial Co., Inc. 2.70% 6/10/2031	18,761	17,005
General Motors Financial Co., Inc. 5.90% 1/7/2035	19,445	20,285
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,469
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,314
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,263
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,486
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,604
Hyatt Hotels Corp. 5.75% 3/30/2032	16,325	17,112
Hyundai Capital America 1.30% 1/8/2026 (h)	23,790	23,779
Hyundai Capital America 1.50% 6/15/2026 (h)	28,381	28,057
Hyundai Capital America 5.45% 6/24/2026 (h)	17,742	17,853
Hyundai Capital America 1.65% 9/17/2026 (h)	37,992	37,381
Hyundai Capital America 3.00% 2/10/2027 (h)	33,995	33,628
Hyundai Capital America 5.30% 3/19/2027 (h)	9,990	10,136
Hyundai Capital America 4.85% 3/25/2027 (h)	39,000	39,366
Hyundai Capital America 4.875% 6/23/2027 (h)	24,017	24,289
Hyundai Capital America 5.275% 6/24/2027 (h)	42,500	43,233
Hyundai Capital America 2.375% 10/15/2027 (h)	21,667	21,040
Hyundai Capital America 5.00% 1/7/2028 (h)	25,000	25,401
Hyundai Capital America 4.90% 6/23/2028 (h)	24,204	24,589
Hyundai Capital America 2.10% 9/15/2028 (h)	9,284	8,785
Hyundai Capital America 4.25% 9/18/2028 (h)	11,998	12,005
Hyundai Capital America 5.30% 1/8/2030 (h)	47,000	48,450
Hyundai Capital America 5.10% 6/24/2030 (h)	24,143	24,717
Hyundai Capital America 5.40% 1/8/2031 (h)	4,521	4,672
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (h)	9,245	9,218
Hyundai Capital Services, Inc. 5.25% 1/22/2028 (h)	15,000	15,322
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,871
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,921
Marriott International, Inc. 2.75% 10/15/2033	8,028	7,025
McDonald’s Corp. 4.60% 9/9/2032	716	729
McDonald’s Corp. 4.95% 3/3/2035	26	26
Motherson Global Investments BV 5.625% 7/11/2029 (h)	16,715	17,078
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (h)	79,000	80,789
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (h)	55,000	56,931
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (h)	96,000	98,673
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	52,549	52,789
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,433
Starbucks Corp. 5.00% 2/15/2034	6,538	6,680
Starbucks Corp. 5.40% 5/15/2035	13,451	13,994
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,854
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,363
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (h)	20,000	20,071
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (h)	49,509	49,803
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (h)	10,262	10,397
Volkswagen Group of America Finance, LLC 5.35% 3/27/2030 (h)	14,450	14,853
Volkswagen Group of America Finance, LLC 4.85% 9/11/2030 (h)	59,000	59,591
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (h)	11,240	12,078
Volkswagen Group of America Finance, LLC 5.65% 3/25/2032 (h)	30,000	31,191
		3,138,686

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Utilities 0.73%
AEP Transmission Co., LLC 5.15% 4/1/2034	USD15,000	$15,327
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (i)	12,028	12,245
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (h)	211	208
Comision Federal de Electricidad 4.688% 5/15/2029 (h)	6,553	6,496
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,156
Consumers Energy Co. 3.10% 8/15/2050	4,764	3,201
DTE Electric Co. 4.85% 12/1/2026	1,350	1,364
DTE Energy Co. 5.10% 3/1/2029	8,650	8,867
Duke Energy Carolinas, LLC 5.35% 1/15/2053	399	384
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,922
Duke Energy Florida, LLC 4.85% 12/1/2035	11,175	11,131
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,721
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	601
Duke Energy Progress, LLC 2.90% 8/15/2051	449	284
Edison International 4.125% 3/15/2028	17,463	17,277
Edison International 5.25% 11/15/2028	23,554	23,878
Edison International 5.45% 6/15/2029	43,171	43,981
Edison International 6.95% 11/15/2029	10,848	11,559
Edison International 6.25% 3/15/2030	31,038	32,475
Edison International 5.25% 3/15/2032	41,040	41,088
Electricite de France SA 5.65% 4/22/2029 (h)	12,500	13,019
Electricite de France SA 6.25% 5/23/2033 (h)	5,838	6,328
Electricite de France SA 4.875% 9/21/2038 (h)	1,325	1,237
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	8,950	10,444
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,417
Enel Finance International NV 2.125% 7/12/2028 (h)	5,500	5,231
Enel Finance International NV 4.125% 9/30/2028 (h)	19,500	19,471
Enel Finance International NV 5.125% 6/26/2029 (h)	17,500	17,968
Entergy Corp. 3.75% 6/15/2050	234	170
Eversource Energy 3.30% 1/15/2028	6,812	6,697
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (h)	8,992	8,698
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,361
Georgia Power Co. 4.65% 5/16/2028	20,879	21,223
Georgia Power Co. 4.95% 5/17/2033	10,206	10,412
Jersey Central Power & Light Co. 2.75% 3/1/2032 (h)	145	131
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,442
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,203
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,435
Monongahela Power Co. 3.55% 5/15/2027 (h)	301	299
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	505
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	7,175	7,264
NSTAR Electric Co. 2.70% 6/1/2026	4,085	4,063
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	154,125
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,915
Pacific Gas and Electric Co. 5.45% 6/15/2027	334	340
Pacific Gas and Electric Co. 2.10% 8/1/2027	9,172	8,898
Pacific Gas and Electric Co. 3.30% 12/1/2027	39,994	39,404
Pacific Gas and Electric Co. 3.00% 6/15/2028	24,049	23,328
Pacific Gas and Electric Co. 3.75% 7/1/2028	27,802	27,469
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,424	11,511
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,295	1,338
Pacific Gas and Electric Co. 4.55% 7/1/2030	101,038	100,646
Pacific Gas and Electric Co. 2.50% 2/1/2031	82,395	74,257
Pacific Gas and Electric Co. 3.25% 6/1/2031	13,645	12,718
Pacific Gas and Electric Co. 4.40% 3/1/2032	24,208	23,632
Pacific Gas and Electric Co. 5.90% 6/15/2032	17,174	18,021
Pacific Gas and Electric Co. 5.05% 10/15/2032	40,100	40,341
Pacific Gas and Electric Co. 6.15% 1/15/2033	3,164	3,360
Pacific Gas and Electric Co. 6.40% 6/15/2033	64,338	69,507
Pacific Gas and Electric Co. 6.95% 3/15/2034	33,259	37,011
Pacific Gas and Electric Co. 5.80% 5/15/2034	11,800	12,262
Pacific Gas and Electric Co. 5.70% 3/1/2035	60,205	61,935
Pacific Gas and Electric Co. 6.00% 8/15/2035	7,981	8,394
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,358	8,627

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.75% 8/15/2042	USD30,000	$22,781
Pacific Gas and Electric Co. 4.95% 7/1/2050	45,549	38,551
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,457	9,767
PacifiCorp 5.10% 2/15/2029	17,900	18,273
PacifiCorp 2.70% 9/15/2030	1,675	1,541
PacifiCorp 5.30% 2/15/2031	14,084	14,508
PacifiCorp 5.45% 2/15/2034	33,489	33,986
PacifiCorp 6.10% 8/1/2036	2,023	2,101
PacifiCorp 6.25% 10/15/2037	8,332	8,718
PacifiCorp 4.15% 2/15/2050	7,619	5,672
PacifiCorp 3.30% 3/15/2051	17,267	11,081
PacifiCorp 2.90% 6/15/2052	20,757	12,172
PacifiCorp 5.35% 12/1/2053	8,356	7,347
PacifiCorp 5.50% 5/15/2054	2,091	1,870
PacifiCorp 5.80% 1/15/2055	1,825	1,704
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,350	16,711
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,659
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,744
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,096
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,872
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	510
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,412
Southern California Edison Co. 3.65% 3/1/2028	6,136	6,068
Southern California Edison Co. 5.30% 3/1/2028	6,997	7,148
Southern California Edison Co. 5.65% 10/1/2028	23,270	24,109
Southern California Edison Co. 4.20% 3/1/2029	29,252	29,083
Southern California Edison Co. 5.15% 6/1/2029	29,920	30,585
Southern California Edison Co. 2.85% 8/1/2029	14,436	13,693
Southern California Edison Co. 5.25% 3/15/2030	53,833	55,240
Southern California Edison Co. 2.25% 6/1/2030	6,852	6,225
Southern California Edison Co. 2.50% 6/1/2031	2,517	2,259
Southern California Edison Co. 5.45% 6/1/2031	36,391	37,679
Southern California Edison Co. 2.75% 2/1/2032	24,311	21,678
Southern California Edison Co. 5.95% 11/1/2032	8,316	8,804
Southern California Edison Co. 6.00% 1/15/2034	14,678	15,431
Southern California Edison Co. 5.20% 6/1/2034	32,025	32,213
Southern California Edison Co. 5.45% 3/1/2035	42,399	43,011
Southern California Edison Co. 5.75% 4/1/2035	11,807	12,203
Southern California Edison Co. 5.35% 7/15/2035	48,812	49,160
Southern California Edison Co. 5.625% 2/1/2036	30,338	30,712
Southern California Edison Co. 5.95% 2/1/2038	2,390	2,448
Southern California Edison Co. 4.50% 9/1/2040	41,062	35,934
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,277
Southern California Edison Co. 3.65% 2/1/2050	1,317	922
Southern California Edison Co. 5.75% 4/15/2054	630	594
Southern California Edison Co. 6.20% 9/15/2055	1,795	1,810
Southwestern Electric Power Co. 1.65% 3/15/2026	2,040	2,029
Southwestern Electric Power Co. 3.25% 11/1/2051	19	13
Tampa Electric Co. 5.15% 3/1/2035	30,000	30,482
Union Electric Co. 5.25% 4/15/2035	14,220	14,678
Virginia Electric & Power 2.40% 3/30/2032	5,700	5,078
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,451
Xcel Energy, Inc. 2.35% 11/15/2031	19,046	16,918
Xcel Energy, Inc. 5.50% 3/15/2034	2,450	2,531
Xcel Energy, Inc. 5.60% 4/15/2035	5,053	5,237
		1,970,001

Communication services 0.53%
Alphabet, Inc. 4.70% 11/15/2035	39,515	39,540
Alphabet, Inc. 5.35% 11/15/2045	20,000	19,889
Alphabet, Inc. 5.25% 5/15/2055	20,143	19,307
Alphabet, Inc. 5.45% 11/15/2055	83,752	82,218
Alphabet, Inc. 5.30% 5/15/2065	7,878	7,415
Alphabet, Inc. 5.70% 11/15/2075	51,000	50,239
AT&T, Inc. 2.30% 6/1/2027	3,530	3,451

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.35% 3/1/2029	USD5,000	$5,027
AT&T, Inc. 2.25% 2/1/2032	4,055	3,558
AT&T, Inc. 5.40% 2/15/2034	2,781	2,884
AT&T, Inc. 4.50% 5/15/2035	1,093	1,051
AT&T, Inc. 5.375% 8/15/2035	10,000	10,251
AT&T, Inc. 3.50% 9/15/2053	10,178	6,817
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,953
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,263
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	38,979
Charter Communications Operating, LLC 2.30% 2/1/2032	30,000	25,804
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,833
Charter Communications Operating, LLC 5.85% 12/1/2035	86,000	85,829
Charter Communications Operating, LLC 4.80% 3/1/2050	32,976	24,796
Charter Communications Operating, LLC 3.70% 4/1/2051	94,326	59,608
Charter Communications Operating, LLC 3.90% 6/1/2052	100,054	64,666
Charter Communications Operating, LLC 5.25% 4/1/2053	54,978	43,553
Charter Communications Operating, LLC 6.70% 12/1/2055	31,479	30,205
Charter Communications Operating, LLC 5.50% 4/1/2063	20,556	16,210
Comcast Corp. 1.95% 1/15/2031	533	475
Comcast Corp. 5.30% 6/1/2034	5,179	5,340
Comcast Corp. 5.30% 5/15/2035	2,012	2,058
Meta Platforms, Inc. 4.60% 11/15/2032	89,343	90,087
Meta Platforms, Inc. 4.875% 11/15/2035	81,685	81,607
Meta Platforms, Inc. 5.50% 11/15/2045	30,096	29,242
Meta Platforms, Inc. 5.40% 8/15/2054	31,250	29,098
Meta Platforms, Inc. 5.625% 11/15/2055	114,642	110,117
Meta Platforms, Inc. 5.75% 11/15/2065	30,942	29,540
Netflix, Inc. 4.875% 4/15/2028	7,892	8,063
SBA Tower Trust 1.631% 11/15/2026 (h)	99,657	97,519
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,661
T-Mobile USA, Inc. 1.50% 2/15/2026	1,146	1,142
T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,721
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,514
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,986
T-Mobile USA, Inc. 2.05% 2/15/2028	1,074	1,031
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,409
T-Mobile USA, Inc. 4.80% 7/15/2028	2,151	2,192
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,324
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,616
T-Mobile USA, Inc. 2.40% 3/15/2029	401	380
T-Mobile USA, Inc. 2.55% 2/15/2031	244	223
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	6,059
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,689
T-Mobile USA, Inc. 5.125% 5/15/2032	24,988	25,726
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,168
T-Mobile USA, Inc. 5.30% 5/15/2035	23,520	24,125
T-Mobile USA, Inc. 4.95% 11/15/2035	5,850	5,818
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,112
T-Mobile USA, Inc. 5.75% 1/15/2054	506	497
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,766
Verizon Communications, Inc. 2.355% 3/15/2032	20,548	18,114
Verizon Communications, Inc. 4.75% 1/15/2033	26,665	26,652
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,683
Verizon Communications, Inc. 5.25% 4/2/2035	43,423	44,150
Verizon Communications, Inc. 5.00% 1/15/2036	28,768	28,535
Verizon Communications, Inc. 5.401% 7/2/2037 (h)	654	661
Verizon Communications, Inc. 2.85% 9/3/2041	858	619
Verizon Communications, Inc. 5.75% 11/30/2045	6,791	6,747
Verizon Communications, Inc. 5.875% 11/30/2055	12,643	12,500
Verizon Communications, Inc. 2.987% 10/30/2056	5,537	3,298
Verizon Communications, Inc. 6.00% 11/30/2065	7,643	7,552
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,631	2,618
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,059	3,346
		1,433,126

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy 0.50%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	USD4,346	$4,378
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,395
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	858
Chevron USA, Inc. 4.687% 4/15/2030	20,000	20,467
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	27,000	28,603
ConocoPhillips Co. 3.80% 3/15/2052	533	393
ConocoPhillips Co. 5.30% 5/15/2053	270	252
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,796
Devon Energy Corp. 5.75% 9/15/2054	34,169	31,420
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,842
Diamondback Energy, Inc. 5.75% 4/18/2054	10,750	10,170
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,091
Enbridge, Inc. 6.70% 11/15/2053	8,956	9,839
Energy Transfer, LP 5.25% 7/1/2029	7,791	8,022
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,075
Enterprise Products Operating, LLC 4.60% 1/15/2031	4,383	4,438
Enterprise Products Operating, LLC 5.20% 1/15/2036	3,920	3,993
EOG Resources, Inc. 4.40% 1/15/2031	8,365	8,401
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,380
Equinor ASA 1.75% 1/22/2026	9,289	9,278
Equinor ASA 3.625% 9/10/2028	13,155	13,123
Equinor ASA 4.25% 11/23/2041	5,400	4,801
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	10,000	10,473
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,638
MPLX, LP 4.125% 3/1/2027	4,175	4,178
MPLX, LP 5.40% 9/15/2035	5,789	5,834
Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	48,501
Occidental Petroleum Corp. 6.625% 9/1/2030	132,000	142,199
Occidental Petroleum Corp. 6.125% 1/1/2031	51,253	54,205
Occidental Petroleum Corp. 5.375% 1/1/2032	73,000	74,797
Occidental Petroleum Corp. 5.55% 10/1/2034	80,448	82,108
Occidental Petroleum Corp. 6.45% 9/15/2036	10,286	10,969
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,615
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,426
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,491
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,727
Petroleos Mexicanos 5.95% 1/28/2031	159,721	154,684
Petroleos Mexicanos 6.70% 2/16/2032	216,478	216,035
Petroleos Mexicanos 6.625% 6/15/2035	34,000	32,285
Petroleos Mexicanos 6.75% 9/21/2047	30,895	25,423
Petroleos Mexicanos 6.35% 2/12/2048	16,490	12,955
Petroleos Mexicanos 7.69% 1/23/2050	67,982	60,971
Petroleos Mexicanos 6.95% 1/28/2060	72,435	59,018
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,306
Qatar Energy 2.25% 7/12/2031 (h)	8,229	7,417
Qatar Energy 3.125% 7/12/2041 (h)	12,578	9,700
Qatar Energy 3.30% 7/12/2051 (h)	6,796	4,765
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (h)	5,000	5,048
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	17,490	17,085
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	7,763	7,839
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	7,253	7,360
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,401
Transportadora de Gas del Peru SA 4.25% 4/30/2028	686	685
		1,342,153

Health care 0.48%
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,062
AbbVie, Inc. 4.95% 3/15/2031	30,000	31,030
AbbVie, Inc. 5.20% 3/15/2035	10,187	10,553
AbbVie, Inc. 5.40% 3/15/2054	19,500	18,974
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,550
Amgen, Inc. 5.15% 3/2/2028	3,249	3,326
Amgen, Inc. 3.00% 2/22/2029	400	388
Amgen, Inc. 4.05% 8/18/2029	8,900	8,895
Amgen, Inc. 5.25% 3/2/2030	20,000	20,768

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD10,415	$10,185
Amgen, Inc. 5.25% 3/2/2033	27,070	28,030
Amgen, Inc. 5.60% 3/2/2043	7,101	7,147
Amgen, Inc. 4.875% 3/1/2053	7,808	6,878
Amgen, Inc. 5.65% 3/2/2053	41,418	40,584
Amgen, Inc. 4.40% 2/22/2062	4,544	3,554
Amgen, Inc. 5.75% 3/2/2063	2,631	2,569
Ascension Health 4.078% 11/15/2028	9,619	9,663
Ascension Health 4.294% 11/15/2030	23,185	23,232
Ascension Health 4.923% 11/15/2035	13,627	13,653
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,592
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,308
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	5,078
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,791
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,213	2,015
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	14,029
Banner Health 1.897% 1/1/2031	5,000	4,483
Banner Health 2.913% 1/1/2051	6,005	3,855
Baxter International, Inc. 1.915% 2/1/2027	10,095	9,855
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,799
Baxter International, Inc. 4.45% 2/15/2029	5,077	5,096
Bayer US Finance, LLC 6.125% 11/21/2026 (h)	23,901	24,251
Bayer US Finance, LLC 6.25% 1/21/2029 (h)	13,802	14,525
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	19,233
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,262
Centene Corp. 4.25% 12/15/2027	44,681	44,446
Cigna Group (The) 1.25% 3/15/2026	9,398	9,345
Cigna Group (The) 5.25% 1/15/2036	30,500	31,070
Cigna Group (The) 6.00% 1/15/2056	20,500	21,095
CVS Health Corp. 5.00% 1/30/2029	2,086	2,131
CVS Health Corp. 5.25% 1/30/2031	10,000	10,338
CVS Health Corp. 5.55% 6/1/2031	72,404	75,806
CVS Health Corp. 5.70% 6/1/2034	18,668	19,569
CVS Health Corp. 6.05% 6/1/2054	12,000	11,939
CVS Health Corp. 6.20% 9/15/2055	19,064	19,370
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,968
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,132
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,557
Elevance Health, Inc. 5.70% 9/15/2055	31,000	30,392
Eli Lilly and Co. 3.375% 3/15/2029	77	76
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,319
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,844
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,330
Eli Lilly and Co. 4.95% 2/27/2063	330	298
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,151
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,218
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,377
HCA, Inc. 3.375% 3/15/2029	1,118	1,091
HCA, Inc. 3.625% 3/15/2032	1,450	1,371
HCA, Inc. 4.375% 3/15/2042	399	342
HCA, Inc. 4.625% 3/15/2052	379	310
Humana, Inc. 3.70% 3/23/2029	4,608	4,526
Humana, Inc. 5.375% 4/15/2031	12,962	13,406
Humana, Inc. 5.55% 5/1/2035	29,152	29,780
Humana, Inc. 5.75% 4/15/2054	6,066	5,733
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,117
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,070
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,342
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,579
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,453
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,194
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	25,051
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	782
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,466
Pfizer, Inc. 2.625% 4/1/2030	15,000	14,160
Pfizer, Inc. 4.20% 11/15/2030	22,236	22,345

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Roche Holdings, Inc. 4.203% 9/9/2029 (h)	USD17,520	$17,650
Roche Holdings, Inc. 4.592% 9/9/2034 (h)	8,771	8,754
Sharp HealthCare 2.68% 8/1/2050	15,620	9,675
Summa Health 3.511% 11/15/2051	17,193	13,917
Sutter Health 5.164% 8/15/2033	9,905	10,208
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	34,501	35,157
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,201	3,241
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,295
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,940
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,503
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	3,023
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	986
UnitedHealth Group, Inc. 4.65% 1/15/2031	20,000	20,351
UnitedHealth Group, Inc. 4.95% 1/15/2032	42,546	43,626
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,096
UnitedHealth Group, Inc. 5.35% 2/15/2033	25,000	26,056
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	14,027
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,244	25,111
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,690	20,317
UnitedHealth Group, Inc. 5.95% 6/15/2055	45,250	46,496
Viatris, Inc. 4.00% 6/22/2050	20,401	13,595
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,630
		1,287,756

Information technology 0.28%
Accenture Capital, Inc. 4.25% 10/4/2031	20,724	20,749
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	19,510
Amphenol Corp. 3.90% 11/15/2028	20,000	19,983
Amphenol Corp. 4.625% 2/15/2036	52,992	51,938
Amphenol Corp. 5.30% 11/15/2055	25,691	24,561
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,348
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,465
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,788
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,395
Broadcom, Inc. 4.00% 4/15/2029 (h)	219	218
Broadcom, Inc. 4.15% 4/15/2032 (h)	2,471	2,420
Broadcom, Inc. 3.469% 4/15/2034	304	277
Broadcom, Inc. 5.20% 7/15/2035	35,080	35,955
Broadcom, Inc. 3.187% 11/15/2036 (h)	588	499
Broadcom, Inc. 4.90% 2/15/2038	27,311	26,788
Cisco Systems, Inc. 4.85% 2/26/2029	25,000	25,664
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	41,748
Intel Corp. 5.20% 2/10/2033	39,000	39,749
Intel Corp. 3.05% 8/12/2051	4,265	2,625
Intel Corp. 4.90% 8/5/2052	41,000	33,987
Intel Corp. 5.60% 2/21/2054	21,967	20,294
Intuit, Inc. 1.35% 7/15/2027	1,101	1,064
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,316
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,837
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,735
Oracle Corp. 5.25% 2/3/2032	15,000	15,004
Oracle Corp. 4.80% 9/26/2032	35,000	33,799
Oracle Corp. 5.20% 9/26/2035	50,935	48,818
Oracle Corp. 5.875% 9/26/2045	20,000	18,073
Oracle Corp. 5.55% 2/6/2053	799	664
Oracle Corp. 6.00% 8/3/2055	21,186	18,700
Oracle Corp. 5.95% 9/26/2055	52,467	46,520
Oracle Corp. 6.10% 9/26/2065	37,468	33,069
SK hynix, Inc. 6.375% 1/17/2028 (h)	10,000	10,450
Synopsys, Inc. 5.15% 4/1/2035	45,584	46,346
Synopsys, Inc. 5.70% 4/1/2055	7,681	7,628
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,439
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,808

51	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Texas Instruments, Inc. 5.10% 5/23/2035	USD19,500	$20,116
Texas Instruments, Inc. 5.15% 2/8/2054	20,750	19,638
TSMC Global, Ltd. 4.375% 7/22/2027 (h)	332	334
		764,319

Consumer staples 0.26%
BAT Capital Corp. 4.70% 4/2/2027	1,519	1,530
BAT Capital Corp. 3.557% 8/15/2027	2,014	2,000
BAT Capital Corp. 2.259% 3/25/2028	2,787	2,683
BAT Capital Corp. 3.462% 9/6/2029	1,080	1,054
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,807
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,266
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,789
BAT Capital Corp. 5.35% 8/15/2032	20,000	20,818
BAT Capital Corp. 4.625% 3/22/2033	27,529	27,384
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,373
BAT Capital Corp. 7.079% 8/2/2043	27,000	30,451
BAT Capital Corp. 4.54% 8/15/2047	826	686
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,070
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,651
BAT Capital Corp. 6.25% 8/15/2055	29,250	30,337
BAT International Finance PLC 1.668% 3/25/2026	7,024	6,986
BAT International Finance PLC 4.448% 3/16/2028	20,778	20,948
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,761
Campbell’s Co. (The) 4.75% 3/23/2035	3,736	3,612
Coca-Cola Co. 1.00% 3/15/2028	4,324	4,085
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,065
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,478
Constellation Brands, Inc. 4.80% 5/1/2030	1,983	2,017
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,961
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,468
Coty, Inc. 4.75% 1/15/2029 (h)	2,692	2,656
Coty, Inc. 6.625% 7/15/2030 (h)	16,375	16,840
Coty, Inc. 5.60% 1/15/2031 (h)	9,792	9,890
Imperial Brands Finance PLC 4.50% 6/30/2028 (h)	22,882	23,072
Imperial Brands Finance PLC 5.625% 7/1/2035 (h)	9,250	9,513
Imperial Brands Finance PLC 6.375% 7/1/2055 (h)	7,692	7,863
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,296
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,718
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,029
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,897
JBS USA Holding Lux SARL 3.00% 2/2/2029	5,387	5,190
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,971
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,386
Mars, Inc. 4.80% 3/1/2030 (h)	49,160	50,250
Mars, Inc. 5.00% 3/1/2032 (h)	32,707	33,725
Mars, Inc. 5.70% 5/1/2055 (h)	68,831	68,614
Mondelez International, Inc. 5.125% 5/6/2035	10,305	10,548
PepsiCo, Inc. 3.625% 3/19/2050	112	85
PepsiCo, Inc. 2.75% 10/21/2051	275	173
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	8,228
Philip Morris International, Inc. 5.125% 11/17/2027	14,780	15,110
Philip Morris International, Inc. 4.875% 2/15/2028	3,185	3,249
Philip Morris International, Inc. 5.625% 11/17/2029	11,316	11,903
Philip Morris International, Inc. 5.125% 2/15/2030	27,212	28,139
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,315
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,399
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,493
Philip Morris International, Inc. 4.75% 11/1/2031	31,639	32,322
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,373
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	27,436

American Balanced Fund	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.875% 4/30/2035	USD30,125	$30,237
Philip Morris International, Inc. 4.625% 10/29/2035	26,426	25,865
Sysco Corp. 3.15% 12/14/2051	535	357
		695,428

Industrials 0.25%
Air Lease Corp. 2.875% 1/15/2026	7,997	7,993
Air Lease Corp. 2.20% 1/15/2027	6,085	5,964
Air Lease Corp. 2.10% 9/1/2028	5,824	5,491
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,731
BAE Systems PLC 5.125% 3/26/2029 (h)	19,331	19,896
BAE Systems PLC 5.25% 3/26/2031 (h)	10,863	11,297
BAE Systems PLC 5.30% 3/26/2034 (h)	11,308	11,714
BAE Systems PLC 5.50% 3/26/2054 (h)	2,445	2,462
Boeing Co. (The) 2.75% 2/1/2026	20,502	20,479
Boeing Co. (The) 2.196% 2/4/2026	19,842	19,805
Boeing Co. (The) 3.10% 5/1/2026	4,822	4,804
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,525
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,146
Boeing Co. (The) 3.25% 3/1/2028	3,455	3,394
Boeing Co. (The) 6.298% 5/1/2029	13,899	14,758
Boeing Co. (The) 5.15% 5/1/2030	9,820	10,093
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,248
Boeing Co. (The) 6.388% 5/1/2031	3,696	4,013
Boeing Co. (The) 3.60% 5/1/2034	3,180	2,895
Boeing Co. (The) 6.528% 5/1/2034	37,024	40,975
Boeing Co. (The) 3.25% 2/1/2035	133	117
Boeing Co. (The) 3.50% 3/1/2039	116	95
Boeing Co. (The) 5.705% 5/1/2040	183	187
Boeing Co. (The) 3.90% 5/1/2049	342	256
Boeing Co. (The) 3.75% 2/1/2050	229	167
Boeing Co. (The) 5.805% 5/1/2050	39,286	38,700
Boeing Co. (The) 6.858% 5/1/2054	15,201	17,084
Boeing Co. (The) 5.93% 5/1/2060	12,115	11,895
Boeing Co. (The) 7.008% 5/1/2064	20,378	23,241
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,993
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,875
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	850
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,346
Carrier Global Corp. 2.493% 2/15/2027	30	29
Carrier Global Corp. 3.377% 4/5/2040	1,080	874
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (h)	29,900	31,283
CSX Corp. 3.80% 3/1/2028	3,590	3,587
CSX Corp. 4.25% 3/15/2029	3,650	3,684
CSX Corp. 5.20% 11/15/2033	5,000	5,208
CSX Corp. 5.05% 6/15/2035	26,813	27,285
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,433
John Deere Capital Corp. 5.10% 4/11/2034	30,000	31,032
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,475
Masco Corp. 1.50% 2/15/2028	1,996	1,891
Masco Corp. 2.00% 2/15/2031	1,922	1,703
Masco Corp. 3.125% 2/15/2051	110	72
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,792
Mexico City Airport Trust 5.50% 7/31/2047	2,948	2,591
Norfolk Southern Corp. 4.45% 3/1/2033	7,243	7,226
Norfolk Southern Corp. 5.10% 5/1/2035	13,125	13,446
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,963
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,667
Norfolk Southern Corp. 5.35% 8/1/2054	36,463	34,857
Paychex, Inc. 5.10% 4/15/2030	7,804	8,038
Paychex, Inc. 5.60% 4/15/2035	1,989	2,084
RTX Corp. 5.00% 2/27/2026	207	207
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,770
RTX Corp. 5.15% 2/27/2033	13,347	13,790

53	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
RTX Corp. 5.375% 2/27/2053	USD5,079	$4,907
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (h)	10,165	10,115
Siemens Funding BV 5.80% 5/28/2055 (h)	28,035	29,371
Siemens Funding BV 5.90% 5/28/2065 (h)	26,262	27,578
Triton Container International, Ltd. 3.15% 6/15/2031 (h)	19,690	17,773
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,900
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,242
Union Pacific Corp. 5.60% 12/1/2054	9,629	9,609
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,720
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,635
		670,356

Real estate 0.13%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,709
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,311
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,726
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,918
American Tower Corp. 1.45% 9/15/2026	3,032	2,978
American Tower Corp. 3.60% 1/15/2028	3,750	3,717
American Tower Corp. 2.30% 9/15/2031	732	651
American Tower Corp. 2.95% 1/15/2051	3,750	2,398
Boston Properties, LP 2.90% 3/15/2030	47,006	44,123
Boston Properties, LP 3.25% 1/30/2031	20,599	19,333
Boston Properties, LP 2.55% 4/1/2032	49,079	42,856
Boston Properties, LP 6.50% 1/15/2034	22,812	24,578
Boston Properties, LP 5.75% 1/15/2035	19,203	19,760
COPT Defense Properties, LP 2.00% 1/15/2029	301	281
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,297
COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,555
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (h)	7,150	6,654
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,679
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,140
ERP Operating, LP 4.65% 9/15/2034	4,736	4,697
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,390
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,686
GLP Capital, LP 4.00% 1/15/2030	5,000	4,876
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,921
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	43,922	44,976
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	1,170	1,241
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,607	3,646
Prologis, LP 4.875% 6/15/2028	5,969	6,116
Prologis, LP 4.75% 6/15/2033	10,929	11,038
Prologis, LP 5.00% 3/15/2034	2,650	2,703
Prologis, LP 5.00% 1/31/2035	5,735	5,816
Prologis, LP 5.25% 6/15/2053	273	261
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,433
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,761
Public Storage Operating Co. 2.30% 5/1/2031	1,855	1,680
Scentre Group Trust 1 3.75% 3/23/2027 (h)	7,630	7,599
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	6,121
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,594
VICI Properties, LP 4.75% 4/1/2028	10,834	10,951
		334,170

Materials 0.07%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	7,053
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,892
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	301
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	139
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	11,429	11,665
Celanese US Holdings, LLC 6.665% 7/15/2027	4,670	4,817
Celanese US Holdings, LLC 6.879% 7/15/2032	2,094	2,181
Celanese US Holdings, LLC 7.20% 11/15/2033	7,724	8,167
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	7,829	7,935

American Balanced Fund	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033 (h)	USD299	$301
Dow Chemical Co. (The) 5.35% 3/15/2035	7,668	7,604
Dow Chemical Co. (The) 5.65% 3/15/2036	6,005	5,983
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,659
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	4,919
Dow Chemical Co. (The) 5.95% 3/15/2055	20,250	18,445
JH North America Holdings, Inc. 5.875% 1/31/2031 (h)	3,845	3,930
JH North America Holdings, Inc. 6.125% 7/31/2032 (h)	3,730	3,831
LYB International Finance III, LLC 5.125% 1/15/2031	3,332	3,346
LYB International Finance III, LLC 5.50% 3/1/2034	3,557	3,518
LYB International Finance III, LLC 6.15% 5/15/2035	2,636	2,703
LYB International Finance III, LLC 5.875% 1/15/2036	31,524	31,388
Minera Mexico, SA de CV, 5.625% 2/12/2032 (h)	30,680	31,784
Mosaic Co. 4.05% 11/15/2027	4,490	4,491
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,522
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	14,682	14,989
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,742
Sherwin-Williams Co. 3.80% 8/15/2049	80	60
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,022
Westlake Corp. 4.375% 11/15/2047	1,500	1,164
		197,551

Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,951
Total corporate bonds and notes		18,374,134
Asset-backed obligations 2.58%
Auto loan 1.13%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(h)	1,350	1,350
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(h)	5,045	5,054
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (d)(h)	1,664	1,666
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (d)(h)	2,196	2,206
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (d)(h)	19,805	19,840
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(h)	4,632	4,661
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (d)(h)	4,998	5,023
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (d)(h)	12,578	12,683
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (d)(h)	14,562	14,874
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(h)	29,744	30,039
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (d)(h)	9,497	9,692
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (d)(h)	7,497	7,539
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(h)	6,144	6,179
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (d)(h)	12,883	13,031
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (d)(h)	6,074	6,114
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (d)	39	39
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (d)	20,192	20,164
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (d)	11,077	11,163
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (d)	24,720	24,886
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (d)(h)	28,057	28,120
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (d)(h)	1,294	1,294
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(h)	18,285	18,249
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(h)	1,291	1,289
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(h)	75,784	74,907
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (d)(h)	13,825	13,668
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (d)(h)	1,542	1,525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	8,650	8,709
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (d)(h)	3,228	3,261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (d)(h)	2,750	2,784
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(h)	25,110	25,560
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (d)(h)	10,000	10,117
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (d)(h)	19,885	20,331
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (d)(h)	9,510	9,826
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (d)(h)	12,400	12,727
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(h)	3,763	3,826
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	28,032	29,185

55	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (d)(h)	USD7,175	$7,529
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class C, 7.34% 2/20/2030 (d)(h)	1,400	1,485
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(h)	15,860	16,378
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (d)(h)	2,846	2,953
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (d)(h)	16,000	16,525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (d)(h)	3,342	3,450
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(h)	9,540	9,638
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (d)	230	230
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (d)	4,174	4,181
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (d)	1,420	1,422
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	8,007	8,027
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (d)	2,236	2,241
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	6,448	6,461
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (d)	6,126	6,157
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (d)	9,466	9,529
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (d)	2,220	2,243
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (d)	15,155	15,292
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (d)	25,773	25,927
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (d)	2,271	2,279
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (d)	9,797	10,014
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (d)	7,401	7,437
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (d)	11,925	12,012
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (d)	6,174	6,212
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (d)	7,492	7,565
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (d)	214	214
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	37,004	37,470
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (d)	1,255	1,257
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (d)	4,489	4,635
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (d)(h)	3,911	3,918
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(h)	2,365	2,381
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	328	320
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (d)	2,147	2,113
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (d)(h)	3,658	3,687
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(h)	1,562	1,564
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(h)	796	797
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (d)(h)	2,672	2,675
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(h)	26,027	26,397
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(h)	35,542	35,897
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(h)	19,285	19,517
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (d)(h)	2,470	2,496
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (d)(h)	7,710	7,804
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(h)	12,232	12,317
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(h)	12,269	12,303
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(h)	727	728
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (d)(h)	273	274
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(h)	3,027	3,041
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(h)	2,951	2,956
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (d)(h)	13,097	13,192
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (d)(h)	394	402
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (d)(h)	5,048	5,111
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (d)(h)	11,656	11,671
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (d)(h)	3,659	3,666
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(h)	4,542	4,565
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (d)(h)	20,578	20,666
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (d)(h)	1,261	1,275
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (d)(h)	243	247
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (d)	7,110	7,120
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	8,179	8,214
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	6,146	6,235
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (d)	13,117	13,154
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(h)	1,328	1,333
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(h)	10,576	10,615
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(h)	5,890	5,911
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (d)(h)	7,766	7,779
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(h)	1,007	1,008
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(h)	3,015	3,026

American Balanced Fund	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (d)(h)	USD4,481	$4,515
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(h)	4,751	4,845
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (d)(h)	6,047	6,252
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (d)	5,022	4,997
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (d)	1,036	1,036
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (d)	3,170	3,171
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (d)	1,362	1,363
Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38% 6/15/2028 (d)	4,500	4,505
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (d)	1,157	1,162
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (d)	3,697	3,700
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (d)	6,808	6,821
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (d)	3,215	3,224
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (d)	6,250	6,256
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (d)	3,884	3,977
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (d)	7,232	7,327
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (d)	25,639	25,862
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (d)	6,376	6,406
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (d)	8,879	8,960
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (d)	9,461	9,493
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (d)	9,082	9,125
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (d)	6,028	6,093
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (d)	9,760	9,924
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (d)	9,939	9,966
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (d)	8,067	8,102
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (d)	7,612	7,700
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (d)	9,492	9,708
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (d)	13,416	13,719
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (d)	9,878	9,930
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (d)	34,257	34,700
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (d)	26,811	27,233
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (d)	1,025	1,029
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (d)	1,108	1,117
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (d)	17,038	17,058
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (d)	2,102	2,104
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (d)	3,749	3,790
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (d)	5,289	5,332
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (d)(h)	4,742	4,778
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (d)(h)	5,001	5,007
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (d)(h)	4,775	4,799
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (d)(h)	1,689	1,695
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75% 12/15/2031 (d)(h)	5,000	5,017
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (d)(h)	2,500	2,512
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (d)	3,755	3,763
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (d)	1,989	1,998
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(h)	26,615	27,531
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(f)(h)	61,000	62,618
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(h)	13,105	13,220
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (d)	39,291	39,456
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (d)	2,062	2,068
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (d)(h)	851	852
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (d)(h)	2,763	2,771
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (d)(h)	5,098	5,113
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (d)(h)	2,500	2,505
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (d)(h)	8,588	8,646
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(h)	6,394	6,435
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (d)(h)	4,567	4,586
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (d)(h)	8,920	8,979
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (d)(h)	2,414	2,436
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (d)(h)	2,182	2,237
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (d)(h)	3,327	3,337
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (d)(h)	9,026	9,120
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(h)	16,572	16,737
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(h)	5,212	5,274
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (d)(h)	3,347	3,408
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (d)(h)	13,069	13,126
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (d)(h)	11,932	12,180

57	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (d)(h)	USD16,784	$16,865
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (d)(h)	11,421	11,552
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (d)(h)	13,143	13,350
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (d)(h)	5,987	6,062
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (d)(h)	3,956	3,981
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (d)(h)	4,580	4,621
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (d)(h)	2,047	2,057
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(h)	5,001	5,021
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (d)(h)	3,351	3,374
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(h)	7,526	7,584
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (d)(h)	5,118	5,179
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(h)	6,405	6,447
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (d)(h)	12,716	12,758
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(h)	1,021	1,043
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(h)	22,705	23,540
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(h)	38,047	39,966
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(h)	61,215	62,287
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	7,867	7,917
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (d)(h)	17,626	17,735
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (d)(h)	8,150	8,277
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (d)(h)	9,146	9,177
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (d)(h)	1,640	1,648
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(h)	61,371	59,980
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028 (d)(h)	8,792	8,582
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (d)(h)	5,075	4,954
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(h)	22,138	22,030
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(h)	18,253	19,136
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(h)	111,172	109,106
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(h)	19,644	19,270
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(h)	11,677	11,465
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(h)	14,231	14,451
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(h)	30,334	30,997
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	6,543	6,627
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(h)	20,044	20,029
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (d)(h)	3,597	3,601
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (d)(h)	23,227	23,376
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (d)(h)	847	848
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (d)	1,263	1,266
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (d)(h)	14,256	14,385
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (d)(h)	3,028	3,042
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	13,516	13,634
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (d)(h)	63,190	63,264
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(h)	1,977	1,978
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(h)	1,780	1,783
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (d)(h)	490	491
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (d)(h)	1,749	1,750
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(h)	12,712	12,788
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(h)	7,194	7,227
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(h)	2,219	2,241
LAD Auto Receivables Trust, Series 2025-3A, Class A4, 4.17% 8/15/2031 (d)(h)	2,500	2,509
LAD Auto Receivables Trust, Series 2025-3A, Class B, 4.40% 9/15/2031 (d)(h)	3,150	3,160
LAD Auto Receivables Trust, Series 2025-3A, Class C, 4.60% 3/15/2033 (d)(h)	4,100	4,117
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	2,853	2,854
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	4,770	4,817
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (d)	5,008	5,051
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (d)(h)	6,190	6,209
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.19% 5/15/2031 (d)(h)	2,199	2,208
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (d)(h)	800	800
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (d)(h)	2,613	2,615
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (d)(h)	6,547	6,561
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(h)	12,218	12,268
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (d)(h)	4,938	4,957
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (d)(h)	3,815	3,807
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (d)(h)	2,983	2,996
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (d)(h)	1,690	1,702
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (d)(h)	6,618	6,633

American Balanced Fund	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (d)(h)	USD4,644	$4,657
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class C, 5.534% 8/25/2034 (d)(h)	2,500	2,511
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (d)	330	330
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (d)	696	697
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (d)	2,351	2,354
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (d)	2,472	2,479
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (d)	4,361	4,373
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (d)	1,312	1,313
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	5,613	5,623
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (d)	11,818	11,860
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (d)	20,096	20,292
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (d)	1,172	1,175
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	34,174	34,266
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (d)	3,363	3,376
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	12,138	12,288
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (d)	8,547	8,615
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (d)	1,407	1,424
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (d)	16,016	16,085
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (d)	9,491	9,597
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (d)	10,034	10,224
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (d)	6,376	6,429
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (d)	13,412	13,587
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (d)	2,182	2,187
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (d)	4,984	5,000
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (d)	924	929
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (d)	12,336	12,429
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(h)	4,544	4,552
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(h)	8,717	8,764
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(h)	3,413	3,421
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	1,026	1,035
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(h)	4,381	4,420
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(h)	5,568	5,574
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(h)	10,295	10,363
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (d)(h)	2,222	2,277
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(h)	12,902	12,993
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (d)(h)	3,535	3,638
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(h)	6,614	6,660
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (d)(h)	12,607	12,625
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	12,836	12,913
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (d)	7,901	8,027
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(h)(l)	13,962	8,360
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (d)(h)	12,952	12,980
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(h)	1,471	1,472
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(h)	6,450	6,462
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(h)	1,487	1,494
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (d)(h)	2,590	2,632
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(h)	8,343	8,419
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (d)(h)	3,058	3,090
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (d)(h)	850	849
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (d)(h)	753	754
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(h)	14,052	14,078
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (d)(h)	1,750	1,752
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(h)	12,741	12,784
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (d)(h)	11,868	11,936
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(h)	4,397	4,419
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(h)	8,184	8,203
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (d)(h)	9,545	9,648
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(h)	4,187	4,236
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (d)(h)	5,314	5,437
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (d)(h)	13,581	13,633
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (d)(h)	5,627	5,772
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(h)	28,358	28,489
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (d)(h)	16,701	16,828
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (d)(h)	7,827	7,902
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (d)(h)	17,000	17,274
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (d)(h)	18,000	18,235

59	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (d)(h)	USD6,004	$6,135
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (d)(h)	14,985	15,119
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(h)	19,367	19,582
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (d)(h)	7,216	7,333
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (d)(h)	11,755	11,827
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (d)(h)	11,232	11,273
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (d)(h)	2,173	2,180
Westlake Automobile Receivables Trust, Series 2025-3A, Class D, 5.04% 7/15/2031 (d)(h)	3,750	3,759
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (d)(h)	5,364	5,372
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (d)(h)	6,227	6,240
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (d)(h)	4,996	5,011
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (d)(h)	15,908	16,109
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (d)(h)	22,389	22,616
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(h)	16,787	16,971
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (d)	1,250	1,251
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (d)	18,199	18,295
		3,039,004

Other asset-backed securities 1.11%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(h)	1,095	1,099
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(h)	40,547	40,664
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (d)(h)	2,253	2,261
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (d)(h)	1,062	1,067
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (d)(h)	821	825
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (d)(h)	2,134	2,143
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(h)	12,687	12,779
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (d)(h)	8,403	8,438
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(h)	12,111	12,130
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(h)	686	686
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (d)(h)	2,848	2,852
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (d)(h)	28,908	29,007
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(h)	17,620	17,698
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(h)	61,916	62,166
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(h)	43,927	44,280
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(h)	15,662	15,995
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (d)(h)	497	498
Auxilior Term Funding, LLC, Series 2024-1, Class A3, 5.49% 7/15/2031 (d)(h)	11,907	12,130
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(h)	8,942	9,063
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(h)	552	549
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (d)(h)	1,715	1,690
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (d)(h)	15,473	14,709
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (d)(h)	2,347	2,258
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(h)	1,877	1,884
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(h)	1,235	1,250
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(h)	19,873	20,061
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(h)	17,397	17,728
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(h)	39,043	37,046
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (d)(h)	15,896	15,037
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(h)	555	553
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	67,984	69,167
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (d)(h)	11,979	12,149
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (d)(h)	49,550	49,779
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (d)(h)	29,598	29,672
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (d)(h)	2,410	2,419
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(h)	104,075	88,418
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(h)	19,570	16,546
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (d)(h)	15,185	9,651
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (d)(h)	1,579	1,021
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(h)	48,951	39,785
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (d)(h)	7,528	4,695
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(h)	52,570	51,913
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(h)	42,983	41,863
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(h)	3,579	3,593

American Balanced Fund	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(h)	USD15,654	$14,796
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(h)	15,525	14,670
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(h)	21,318	20,178
CLI Funding VI, LLC, Series 2020-3A, Class B, 3.30% 10/18/2045 (d)(h)	570	544
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(h)	16,880	15,734
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (d)(h)	1,209	1,125
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (d)(h)	973	908
CLI Funding, LLC, Series 2022-1A, Class B, 3.12% 1/18/2047 (d)(h)	848	778
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (d)	2,804	2,807
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(h)	11,652	11,870
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(h)	3,666	3,706
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	22,064	22,253
Dell Equipment Finance Trust, Series 2025-2, Class A2, 4.10% 2/22/2028 (d)(h)	2,000	2,006
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(h)	6,096	6,144
Dell Equipment Finance Trust, Series 2025-2, Class A3, 4.12% 3/24/2031 (d)(h)	1,750	1,758
Dell Equipment Finance Trust, Series 2025-2, Class B, 4.34% 3/24/2031 (d)(h)	613	616
Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53% 3/24/2031 (d)(h)	967	971
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (d)(h)	5,330	5,333
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (d)(h)	18,243	18,457
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (d)(h)	2,063	2,073
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(h)	8,835	9,026
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (d)(h)	1,929	2,003
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(h)	4,052	3,807
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	35,880	36,439
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (d)(h)	1,943	1,954
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(h)	13,601	13,703
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(h)	11,855	11,384
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(h)	1,633	1,562
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(h)	2,675	2,514
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (d)(h)	23,372	23,574
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (d)(h)	54,844	54,990
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (d)(h)	6,770	6,647
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(h)	33,567	32,264
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(h)	877	848
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(h)	48,858	46,992
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(h)	51,406	48,142
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(h)	58,298	54,949
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(h)	3,775	3,526
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(h)	3,575	3,588
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (d)(h)	3,448	3,462
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (d)(h)	2,027	2,047
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(h)	29,488	29,847
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (d)(h)	2,565	2,594
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (d)(h)	7,212	7,254
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (d)(h)	8,984	9,006
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (d)(h)	1,338	1,340
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (d)(h)	2,081	2,084
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (d)(h)	4,032	4,037
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	12,300	12,411
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (d)(h)	6,330	6,358
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(h)	4,212	4,239
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (d)(h)	4,995	5,006
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(h)	1,181	1,192
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(h)	49,061	46,917
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(h)	250,811	210,120
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (d)(h)	3,958	2,488
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(h)	7,483	7,533
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	6,809	6,837
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (d)(h)	10,157	10,201
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (d)(h)	6,822	6,870
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	19,638	19,899
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(h)	8,928	9,002
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (d)(h)	2,030	2,044
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (d)(h)	643	647
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (d)(h)	935	939
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (d)(h)	22,230	22,259

61	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (d)(h)	USD4,948	$4,956
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (d)(h)	5,694	5,727
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (d)(h)	3,881	3,898
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (d)(h)	1,960	1,969
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (d)(h)	2,408	2,419
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(h)	2,676	2,682
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(h)	8,439	8,506
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	8,845	8,903
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(h)	3,805	3,830
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 4.60% 1/15/2028 (d)(f)(h)	14,516	14,519
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 4.784% 4/15/2028 (d)(f)(h)	15,000	15,012
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(h)	36,810	36,983
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (d)(h)	9,986	10,166
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	14,999	15,268
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (d)	13,836	13,487
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (d)(h)	7,984	8,012
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (d)(f)(h)	3,392	3,431
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(h)	6,297	6,443
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(h)	9,707	9,750
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (d)(h)	734	738
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(h)	8,789	8,862
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (d)(h)	758	762
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (d)(h)	1,716	1,724
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(h)	3,540	3,553
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (d)(h)	4,434	4,564
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (d)(h)	4,885	5,007
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (d)(h)	2,677	2,698
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (d)(h)	1,041	1,051
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (d)(h)	16,480	15,749
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (d)(h)	3,034	2,908
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(h)	29,990	30,438
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(h)	27,647	26,407
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(h)	15,137	14,821
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(h)	14,849	14,642
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(h)	8,905	8,698
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(h)	6,106	5,957
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(h)	20,543	20,507
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(h)	24,253	24,106
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (d)(h)	64,868	65,815
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (d)(h)	53,160	54,350
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (d)(h)	10,182	10,546
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(h)	9,624	9,402
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (d)	33,163	33,448
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (d)	39,744	40,451
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (d)	29,101	29,260
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(h)	26,929	25,807
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(h)	9,116	8,842
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(h)	18,522	17,606
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(h)	2,809	2,691
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(h)	2,532	2,423
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(h)	23,128	21,797
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (d)(h)	995	935
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(h)	47,524	45,071
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(h)	25,011	25,161
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (d)(h)	12,200	11,693
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(h)	10,066	9,241
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (d)(h)	365	334
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (d)(h)	493	499
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(h)	25,463	25,625
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (d)(h)	2,776	2,660
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (d)(h)	14,373	13,814
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(h)	99,540	94,053
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(h)	4,506	4,331
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(h)	26,598	24,763
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (d)(h)	971	898

American Balanced Fund	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (d)(h)	USD4,276	$4,136
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	6,777	6,812
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (d)(h)	26,323	26,484
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (d)(h)	6,229	6,259
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (d)(h)	5,319	5,335
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(h)	8,302	8,343
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(h)	5,584	5,699
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (d)(i)	77,422	77,439
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	42,675	43,530
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (d)(i)	3,656	3,675
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(h)	44,216	45,022
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (d)	18,581	18,644
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (d)(h)	8,341	8,611
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (d)(h)	14,123	14,485
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (d)(h)(i)	4,489	4,514
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(h)	8,818	8,838
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(h)	4,403	4,430
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (d)(h)	2,877	2,884
		2,996,298

Collateralized loan obligations 0.21%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(f)(h)	9,211	9,216
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (d)(f)(h)	1,843	1,845
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (d)(f)(h)	11,141	11,149
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.856% 10/24/2036 (d)(f)(h)	2,425	2,427
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.316% 10/24/2036 (d)(f)(h)	1,967	1,971
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.566% 10/24/2036 (d)(f)(h)	2,501	2,504
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.216% 10/24/2036 (d)(f)(h)	1,358	1,360
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.975% 7/15/2034 (d)(f)(h)	23,348	23,355
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (d)(f)(h)	13,255	13,265
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.052% 5/17/2031 (d)(f)(h)	13,891	13,840
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (d)(f)(m)	3,080	3,083
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (d)(f)(h)	24,873	24,891
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (d)(f)(h)	13,646	13,630
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.996% 4/19/2034 (d)(f)(h)	3,112	3,114
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (d)(f)(h)	25,000	25,019
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.985% 10/15/2030 (d)(f)(h)	5,846	5,849
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.266% 1/15/2031 (d)(f)(h)	1,283	1,283
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.136% 4/15/2031 (d)(f)(h)	405	405
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (d)(f)(h)	14,120	14,146
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (d)(f)(h)	5,787	5,786
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 5.028% 10/20/2033 (d)(f)(h)	4,329	4,331
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.328% 10/20/2033 (d)(f)(h)	3,112	3,114
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (d)(f)(h)	4,313	4,316
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.303% 1/20/2037 (d)(f)(h)	2,512	2,519
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.503% 1/20/2037 (d)(f)(h)	1,295	1,297

63	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.353% 1/20/2037 (d)(f)(h)	USD2,113	$2,116
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.446% 7/20/2035 (d)(f)(h)	9,928	9,928
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (d)(f)(h)	5,252	5,253
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.346% 1/15/2031 (d)(f)(h)	492	492
LCM, LP, CLO, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (d)(f)(h)	256	256
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(f)(h)	13,393	13,399
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (d)(f)(h)	23,254	23,263
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (d)(f)(h)	4,372	4,375
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.115% 4/16/2031 (d)(f)(m)	235	235
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.005% 4/15/2031 (d)(f)(h)	193	193
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (d)(f)(h)	1,913	1,914
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (d)(f)(h)	35,040	35,057
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.355% 1/15/2033 (d)(f)(h)	21,286	21,258
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.605% 1/15/2033 (d)(f)(h)	6,000	6,007
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.815% 5/18/2034 (d)(f)(h)	5,125	5,122
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.184% 4/20/2033 (d)(f)(h)	16,169	16,173
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (d)(f)(h)	15,945	15,931
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(h)	39,535	39,461
Symphony CLO, Ltd., Series 2025-52A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.305% 1/16/2031 (d)(f)(h)	24	24
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (d)(f)(h)	32,456	32,472
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (d)(f)(h)	2,431	2,432
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2032 (d)(f)(h)	9,000	9,021
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (d)(f)(h)	18,336	18,356
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (d)(f)(h)	72,350	72,362
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.103% 9/7/2030 (d)(f)(h)	172	172
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.216% 7/18/2031 (d)(f)(h)	3,599	3,602
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (d)(f)(h)	5,109	5,111
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.884% 4/20/2037 (d)(f)(h)	19,735	19,579
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 10/20/2030 (d)(f)(h)	16,351	16,366
		573,645

Credit card 0.07%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(h)	33,250	33,332
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (d)	18,221	18,267
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (d)(h)	3,023	3,032
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (d)(h)	956	967
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	20,870	21,302
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	22,257	22,707
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(h)	27,098	27,177
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (d)(h)	1,598	1,603
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (d)(h)	1,239	1,243
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (d)(h)	1,492	1,496

American Balanced Fund	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	USD3,233	$3,254
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	2,595	2,609
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (d)	39,226	39,382
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (d)	8,090	8,253
		184,624

Student loan 0.05%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(h)	11,868	12,010
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(h)	16,694	15,322
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(h)	17,719	16,114
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(h)	31,410	29,520
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(h)	17,478	16,546
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(h)	29,608	28,088
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (d)(h)	5,033	5,173
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.595% 1/15/2053 (d)(f)(h)	10,386	10,295
		133,068

Franchise/equipment 0.01%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (d)(h)	20,434	20,751
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (d)(h)	17,190	17,589
		38,340
Total asset-backed obligations		6,964,979
Bonds & notes of governments & government agencies outside the U.S. 0.48%
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (h)	324,360	330,795
United Mexican States 4.75% 4/27/2032	19,875	19,396
United Mexican States 5.85% 7/2/2032	20,000	20,573
United Mexican States 3.50% 2/12/2034	9,008	7,810
United Mexican States 6.875% 5/13/2037	11,335	12,123
United Mexican States 6.338% 5/4/2053	6,235	5,959
United Mexican States 7.375% 5/13/2055	17,730	19,144
United Mexican States 3.771% 5/24/2061	13,292	8,231
		424,031

Greece 0.13%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	35,849
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	55,530
Greece (Hellenic Republic of) 3.375% 6/15/2034	142,470	168,379
Greece (Hellenic Republic of) 3.625% 6/15/2035	70,000	83,538
		343,296

Canada 0.09%
CPPIB Capital, Inc. 0.875% 9/9/2026 (h)	USD17,827	17,488
CPPIB Capital, Inc. 2.75% 11/2/2027 (h)	23,770	23,408
Hydro-Quebec 9.50% 11/15/2030	22,230	27,331
OMERS Finance Trust 1.10% 3/26/2026 (h)	26,770	26,596
OMERS Finance Trust 3.50% 4/19/2032 (h)	33,621	32,334
OMERS Finance Trust 4.00% 4/19/2052 (h)	33,621	25,908
Ontario (Province of) 3.90% 9/4/2030	36,249	36,294
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (h)	18,000	17,848
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,941
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,194
		249,342

65	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD40,334	$33,395
Peru (Republic of) 5.875% 8/8/2054	8,925	8,865
Peru (Republic of) 2.78% 12/1/2060	40,618	22,153
		64,413

Japan 0.02%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (h)	18,000	17,644
Development Bank of Japan, Inc. 1.75% 10/20/2031 (h)	12,582	11,103
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	24,296
		53,043

Supra National 0.01%
European Investment Bank 0.75% 10/26/2026	19,007	18,567
European Investment Bank 0.625% 10/21/2027	7,655	7,271
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,545
		34,383

Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	8,035	8,928
Panama (Republic of) 2.252% 9/29/2032	19,671	16,299
		25,227

Hungary 0.01%
Hungary (Republic of) 2.125% 9/22/2031 (h)	14,164	12,234
Hungary (Republic of) 3.125% 9/21/2051 (h)	17,678	10,945
		23,179

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (h)	16,195	16,554
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (h)	4,883	4,952
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (h)	310	315
		21,821

Philippines 0.01%
Philippines (Republic of) 6.375% 10/23/2034	19,260	21,657

Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (h)	7,101	7,126
Qatar (State of) 4.817% 3/14/2049 (h)	7,101	6,707
		13,833

Germany 0.00%
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,756

Chile 0.00%
Chile (Republic of) 3.10% 1/22/2061	15,816	9,838

Indonesia 0.00%
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	3,000	3,099
Total bonds & notes of governments & government agencies outside the U.S.		1,298,918

American Balanced Fund	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.26%
California 0.03%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	USD7,980	$5,237
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,709
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,716
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,332
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,475	1,313
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,560
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	8,195	6,900
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,270
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,005	788
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	345	313
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,227
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,862
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,479
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,060
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,157
		72,923

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	42,792
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	39,867
		82,659

Illinois 0.09%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	197,178	202,170
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	26,641	27,369
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,777	5,050
		234,589

Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	57,933

Michigan 0.01%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,645
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,950
		12,595

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,868
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,405
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	7,980	8,391
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	15,960	16,855
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	13,280	13,219
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,745
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	23,610	22,847
		85,330

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,010	45,444

67	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	USD10	$10

Wisconsin 0.03%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	93,330	92,693
Total municipals		684,176
Federal agency bonds & notes 0.03%
Fannie Mae 0.75% 10/8/2027 (j)	11,330	10,805
Fannie Mae 0.875% 8/5/2030	17,097	15,062
Federal Home Loan Bank 5.50% 7/15/2036	600	657
Korea Gas Corp. 5.00% 7/8/2029 (h)	4,334	4,476
Korea Housing Finance Corp. 4.625% 2/24/2028 (h)	19,870	20,199
Tennessee Valley Authority 4.375% 8/1/2034	36,227	36,651
		87,850
Total bonds, notes & other debt instruments (cost: $77,223,805,000)		76,853,162
Investment funds 2.52%	Shares
Capital Group Central Corporate Bond Fund (b)	797,545,334	6,779,135
Total investment funds (cost: $7,688,192,000)		6,779,135
Short-term securities 4.26%
Money market investments 4.20%
Capital Group Central Cash Fund 3.79% (b)(n)	113,354,560	11,336,590

Money market investments purchased with collateral from securities on loan 0.06%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (n)(o)	21,200,000	21,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (n)(o)	21,162,042	21,163
Capital Group Central Cash Fund 3.79% (b)(n)(o)	201,412	20,143
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (n)(o)	19,700,000	19,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (n)(o)	19,700,000	19,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (n)(o)	16,600,000	16,600
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (n)(o)	12,100,000	12,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (n)(o)	12,100,000	12,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (n)(o)	9,100,000	9,100
		151,806
Total short-term securities (cost: $11,486,389,000)		11,488,396
Total investment securities 101.19% (cost: $182,330,122,000)		272,929,072
Other assets less liabilities (1.19)%		(3,204,126)
Net assets 100.00%		$269,724,946
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	12,438	3/2/2026	USD4,996,589	$(733)
3 Month SOFR Futures	Short	2,904	6/17/2026	(700,481)	1,503
2 Year U.S. Treasury Note Futures	Long	119,528	4/6/2026	24,956,139	(3,084)

American Balanced Fund	68

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
5 Year U.S. Treasury Note Futures	Long	44,561	4/6/2026	USD4,870,726	$(15,003)
10 Year Italy Government Bond Futures	Long	2,676	3/10/2026	377,946	(1,144)
10 Year Euro-Bund Futures	Short	8,022	3/10/2026	(1,202,660)	8,099
10 Year U.S. Treasury Note Futures	Long	12,916	3/31/2026	1,452,243	(12,000)
10 Year Ultra U.S. Treasury Note Futures	Short	14,226	3/31/2026	(1,636,212)	6,161
20 Year U.S. Treasury Bond Futures	Long	10,662	3/31/2026	1,232,460	(16,327)
30 Year Ultra U.S. Treasury Bond Futures	Long	16,820	3/31/2026	1,984,760	(31,278)
					$(63,806)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	13,515	JPY	2,083,828	Morgan Stanley	1/9/2026	$200
USD	120,600	EUR	103,522	Morgan Stanley	1/15/2026	(1,148)
USD	422,649	EUR	358,739	Morgan Stanley	1/23/2026	585
USD	22,064	EUR	18,708	Standard Chartered Bank	1/29/2026	47
USD	32,252	EUR	27,409	Morgan Stanley	1/30/2026	(6)
						$(322)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD174,359	$21	$—	$21
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	20	—	20
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	5	—	5
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	288	—	288
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	142	—	142
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	92	—	92
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	83	—	83
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	82	—	82
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	63	—	63
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	63	—	63
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	1,528	—	1,528
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	1,518	—	1,518
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	2,072	—	2,072
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	3,650	—	3,650
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	3,263	—	3,263
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	6,205	—	6,205
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	715	—	715
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	692	—	692
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	382	—	382
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(20,316)	—	(20,316)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	4,263	—	4,263
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	2,113	—	2,113
SOFR	Annual	3.39981%	Annual	3/31/2027	1,024,400	(220)	—	(220)
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	11,398	—	11,398

69	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.34%	Annual	10/3/2027	USD974,000	$(276)	$—	$(276)
SOFR	Annual	3.2715%	Annual	10/17/2027	505,285	427	—	427
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	6,389	—	6,389
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(606)	—	(606)
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	(830)	—	(830)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	(1,025)	—	(1,025)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	(1,286)	—	(1,286)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(1,191)	—	(1,191)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(721)	—	(721)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(334)	—	(334)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(389)	—	(389)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(383)	—	(383)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(1,472)	—	(1,472)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(689)	—	(689)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(819)	—	(819)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(1,198)	—	(1,198)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(1,052)	—	(1,052)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(826)	—	(826)
SOFR	Annual	3.325%	Annual	5/31/2030	228,875	907	—	907
SOFR	Annual	3.237%	Annual	10/24/2030	216,095	2,073	—	2,073
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	9,693	—	9,693
SOFR	Annual	3.326%	Annual	9/19/2032	477,983	7,554	—	7,554
SOFR	Annual	3.4225%	Annual	9/22/2032	478,897	4,821	—	4,821
SOFR	Annual	3.473%	Annual	10/2/2032	497,200	3,583	—	3,583
SOFR	Annual	3.4805%	Annual	10/2/2032	166,400	1,124	—	1,124
SOFR	Annual	3.48%	Annual	10/2/2032	55,509	377	—	377
SOFR	Annual	3.4815%	Annual	10/2/2032	55,557	372	—	372
SOFR	Annual	3.482%	Annual	10/2/2032	54,122	361	—	361
SOFR	Annual	3.34%	Annual	10/24/2032	159,795	2,480	—	2,480
SOFR	Annual	3.50061%	Annual	11/3/2032	340,100	2,010	—	2,010
SOFR	Annual	3.486%	Annual	11/15/2032	156,910	1,082	—	1,082
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	3,088	—	3,088
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	409	—	409
SOFR	Annual	3.665%	Annual	8/15/2035	119,345	1,086	—	1,086
SOFR	Annual	3.6385%	Annual	10/2/2035	246,102	3,017	—	3,017
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY8,900,000	1,703	—	1,703
TONAR	Annual	1.52%	Annual	10/6/2035	3,000,000	576	—	576
TONAR	Annual	1.51812%	Annual	10/7/2035	17,926,928	3,463	—	3,463
SOFR	Annual	3.6775%	Annual	10/8/2035	USD244,036	2,238	—	2,238
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY3,023,638	628	—	628
SOFR	Annual	3.663%	Annual	10/9/2035	USD117,995	1,222	—	1,222
TONAR	Annual	1.53%	Annual	10/9/2035	JPY3,042,488	567	—	567
TONAR	Annual	1.5225%	Annual	10/10/2035	3,083,959	588	—	588
TONAR	Annual	1.51%	Annual	10/14/2035	3,083,960	613	—	613
TONAR	Annual	1.491%	Annual	10/15/2035	3,083,960	647	—	647
TONAR	Annual	1.475%	Annual	10/16/2035	1,897,257	416	—	416
SOFR	Annual	3.504%	Annual	10/24/2035	USD118,405	2,804	—	2,804
SOFR	Annual	3.66593%	Annual	11/3/2035	252,030	2,654	—	2,654
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	13,375	—	13,375
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	13,316	—	13,316
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	7,776	—	7,776
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	7,382	—	7,382
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	7,119	—	7,119
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	6,998	—	6,998
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	7,107	—	7,107
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	8,036	—	8,036
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	14,650	—	14,650
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	7,159	—	7,159
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	6,992	—	6,992

American Balanced Fund	70

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.1605%	Annual	5/19/2053	USD47,600	$7,997	$—	$7,997
SOFR	Annual	4.052%	Annual	11/15/2053	57,315	1,214	—	1,214
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	8,027	—	8,027
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	7,630	—	7,630
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	5,869	—	5,869
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	7,260	—	7,260
2.477%	Annual	TONAR	Annual	10/6/2055	JPY1,200,000	(550)	—	(550)
2.47825%	Annual	TONAR	Annual	10/6/2055	4,000,000	(1,826)	—	(1,826)
2.47%	Annual	TONAR	Annual	10/7/2055	7,594,463	(3,551)	—	(3,551)
2.5425%	Annual	TONAR	Annual	10/8/2055	1,292,192	(479)	—	(479)
SOFR	Annual	3.953%	Annual	10/9/2055	USD56,620	2,089	—	2,089
2.57%	Annual	TONAR	Annual	10/9/2055	JPY1,303,527	(436)	—	(436)
2.515%	Annual	TONAR	Annual	10/10/2055	1,311,084	(535)	—	(535)
2.52%	Annual	TONAR	Annual	10/14/2055	1,314,862	(528)	—	(528)
2.50%	Annual	TONAR	Annual	10/15/2055	1,311,084	(561)	—	(561)
2.51625%	Annual	TONAR	Annual	10/16/2055	807,988	(329)	—	(329)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD112,305	6,729	—	6,729
						$211,927	$—	$211,927
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD2,989,346	$(67,753)	$(66,612)	$(1,141)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.18%
Financials 0.63%
Synchrony Financial	$1,359,805	$29,904	$57,635	$30,258	$348,847	$1,711,179	$23,468
Materials 0.35%
Royal Gold, Inc.	562,960	—	—	—	386,151	949,111	7,685
Consumer discretionary 0.20%
Aramark	536,166	—	—	—	(6,466)	529,700	6,251
Total common stocks						3,189,990
Bonds, notes & other debt instruments 0.00%
Financials 0.00%
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (i)	—	6,593	—	—	85	6,678	139
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029) (i)(p)	35,375	—	36,288	880	33	—	1,348
Synchrony Financial 2.875% 10/28/2031 (p)	17,415	—	18,619	1,171	33	—	707
						6,678

71	American Balanced Fund

Investments in affiliates (b) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.52%
Capital Group Central Corporate Bond Fund	$6,435,120	$506,199	$320,000	$(52,677)	$210,494	$6,779,136	$313,385
Short-term securities 4.21%
Money market investments 4.20%
Capital Group Central Cash Fund 3.79% (n)	11,595,494	32,862,982	33,121,993	24	83	11,336,590	558,946
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.79% (n)(o)	13,465	6,678 (q)				20,143	— (r)
Total short-term securities						11,356,733
Total 7.91%				$(20,344)	$939,260	$21,332,537	$911,929
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (d)(f)	9/5/2024	$3,084	$3,083	0.00%(s)
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.115% 4/16/2031 (d)(f)	10/28/2022	232	235	0.00 (s)
Total		$3,316	$3,318	0.00%(s)

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Amount less than one thousand.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,862,524,000, which represented 5.14% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $623,325,000, which represented 0.23% of the net assets of the fund.
(k)	Index-linked bond whose principal amount moves with a government price index.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(n)	Rate represents the seven-day yield at 12/31/2025.
(o)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(p)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(q)	Represents net activity. Refer to Note 5 for more information on securities lending.
(r)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(s)	Amount less than 0.01%.

American Balanced Fund	72

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

73	American Balanced Fund

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $2,298,311 of investment securities on loan):
Unaffiliated issuers (cost: $162,019,428)	$251,596,535
Affiliated issuers (cost: $20,310,694)	21,332,537	$272,929,072
Cash		4,446
Cash denominated in currencies other than U.S. dollars (cost: $3,739)		3,739
Unrealized appreciation on open forward currency contracts		832
Receivables for:
Sales of investments	2,741,707
Sales of fund’s shares	213,660
Dividends and interest	900,624
Securities lending income	860
Variation margin on futures contracts	4,907
Variation margin on centrally cleared swap contracts	20,313
Other	8,102	3,890,173
		276,828,262
Liabilities:
Collateral for securities on loan		151,806
Unrealized depreciation on open forward currency contracts		1,154
Payables for:
Purchases of investments	6,485,713
Repurchases of fund’s shares	270,345
Investment advisory services	48,238
Services provided by related parties	50,379
Trustees’ deferred compensation	7,538
Variation margin on futures contracts	26,574
Variation margin on centrally cleared swap contracts	7,563
Other	54,006	6,950,356
Net assets at December 31, 2025		$269,724,946
Net assets consist of:
Capital paid in on shares of beneficial interest		$177,407,466
Total distributable earnings (accumulated loss)		92,317,480
Net assets at December 31, 2025		$269,724,946

Refer to the notes to financial statements.

American Balanced Fund	74

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (7,198,422 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$124,383,748	3,317,624	$37.49
Class C	8,116,885	218,459	37.16
Class T	14	— *	37.48
Class F-1	4,604,985	122,963	37.45
Class F-2	36,592,117	977,033	37.45
Class F-3	15,025,686	401,019	37.47
Class 529-A	6,466,459	172,904	37.40
Class 529-C	245,275	6,546	37.47
Class 529-E	189,307	5,065	37.38
Class 529-T	23	1	37.49
Class 529-F-1	17	— *	37.34
Class 529-F-2	714,369	19,057	37.49
Class 529-F-3	2,255	60	37.48
Class R-1	179,337	4,833	37.11
Class R-2	1,160,033	31,227	37.15
Class R-2E	170,526	4,576	37.27
Class R-3	2,565,925	68,933	37.22
Class R-4	4,371,261	116,845	37.41
Class R-5E	714,802	19,088	37.45
Class R-5	1,105,242	29,432	37.55
Class R-6	63,116,680	1,682,757	37.51
*
Amount less than one thousand.
Refer to the notes to financial statements.

75	American Balanced Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest (includes $2,194 from affiliates)	$3,378,026
Dividends (net of non-U.S. taxes of $36,486; also includes $909,735 from affiliates)	3,268,796
Securities lending income (net of fees)	3,755	$6,650,577
Fees and expenses*:
Investment advisory services	528,828
Distribution services	431,375
Transfer agent services	127,337
Administrative services	74,939
529 plan services	3,770
Reports to shareholders	3,444
Registration statement and prospectus	4,041
Trustees’ compensation	2,053
Auditing and legal	488
Custodian	2,325
Other	259	1,178,859
Net investment income		5,471,718
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $9,265):
Unaffiliated issuers	14,801,589
Affiliated issuers	(20,344)
Futures contracts	122,090
Forward currency contracts	(50,915)
Swap contracts	(11,183)
Currency transactions	(1,215)	14,840,022
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $45,494):
Unaffiliated issuers	21,476,529
Affiliated issuers	939,260
Futures contracts	179,513
Forward currency contracts	(6,452)
Swap contracts	90,851
Currency translations	3,768	22,683,469
Net realized gain (loss) and unrealized appreciation (depreciation)		37,523,491
Net increase (decrease) in net assets resulting from operations		$42,995,209
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Balanced Fund	76

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$5,471,718	$5,241,267
Net realized gain (loss)	14,840,022	15,028,772
Net unrealized appreciation (depreciation)	22,683,469	11,167,984
Net increase (decrease) in net assets resulting from operations	42,995,209	31,438,023
Distributions paid to shareholders	(21,209,572)	(16,284,422)
Net capital share transactions	11,869,784	9,589,580
Total increase (decrease) in net assets	33,655,421	24,743,181
Net assets:
Beginning of year	236,069,525	211,326,344
End of year	$269,724,946	$236,069,525
Refer to the notes to financial statements.

77	American Balanced Fund

Notes to financial statements
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Balanced Fund	78

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

79	American Balanced Fund

appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$50,864,632	$4,572,733	$—	$55,437,365
Financials	21,535,116	580,222	—	22,115,338
Industrials	17,986,153	1,847,336	—	19,833,489
Communication services	17,893,693	—	—	17,893,693
Health care	16,716,680	730,888	—	17,447,568
Consumer staples	10,302,429	3,026,040	—	13,328,469
Consumer discretionary	12,199,427	191,416	—	12,390,843
Materials	6,179,823	397,342	—	6,577,165
Energy	4,783,084	—	—	4,783,084
Utilities	4,058,919	166,762	—	4,225,681
Real estate	2,132,425	—	—	2,132,425
Preferred securities	288,127	—	—	288,127
Convertible stocks	1,355,132	—	—	1,355,132
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	26,145,679	—	26,145,679
U.S. Treasury bonds & notes	—	23,297,426	—	23,297,426
Corporate bonds and notes	—	18,374,134	—	18,374,134
Asset-backed obligations	—	6,964,979	—	6,964,979
Other bonds & notes	—	2,070,944	—	2,070,944
Investment funds	6,779,135	—	—	6,779,135
Short-term securities	11,488,396	—	—	11,488,396
Total	$184,563,171	$88,365,901	$—	$272,929,072

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,763	$—	$—	$15,763
Unrealized appreciation on open forward currency contracts	—	832	—	832
Unrealized appreciation on centrally cleared interest rate swaps	—	254,355	—	254,355
Liabilities:
Unrealized depreciation on futures contracts	(79,569)	—	—	(79,569)
Unrealized depreciation on open forward currency contracts	—	(1,154)	—	(1,154)
Unrealized depreciation on centrally cleared interest rate swaps	—	(42,428)	—	(42,428)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,141)	—	(1,141)
Total	$(63,806)	$210,464	$—	$146,658
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

81	American Balanced Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

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Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2025, the total value of securities on loan was $2,298,311,000, and the total value of collateral received was $2,345,782,000. Collateral received includes cash of $151,806,000 and U.S. government securities of $2,193,976,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $47,098,734,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

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Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $772,430,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $21,710,973,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,420,808,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15,763	Unrealized depreciation*	$79,569
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	832	Unrealized depreciation on open forward currency contracts	1,154
Swap (centrally cleared)	Interest	Unrealized appreciation*	254,355	Unrealized depreciation*	42,428
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,141
			$270,950		$124,292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$122,090	Net unrealized appreciation (depreciation) on futures contracts	$179,513
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(50,915)	Net unrealized appreciation (depreciation) on forward currency contracts	(6,452)
Swap	Interest	Net realized gain (loss) on swap contracts	26,375	Net unrealized appreciation (depreciation) on swap contracts	92,820
Swap	Credit	Net realized gain (loss) on swap contracts	(37,558)	Net unrealized appreciation (depreciation) on swap contracts	(1,969)
			$59,992		$263,912
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

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Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$785	$ (785)	$ —	$ —	$ —
Standard Chartered Bank	47	—	—	—	47
Total	$832	$ (785)	$ —	$ —	$47
Liabilities:
Morgan Stanley	$1,154	$ (785)	$ (369)	$ —	$ —
Total	$1,154	$ (785)	$ (369)	$ —	$ —
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

87	American Balanced Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended December 31, 2025, the fund reclassified $908,812,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,799,431
Gross unrealized appreciation on investments	95,310,744
Gross unrealized depreciation on investments	(4,725,073)
Net unrealized appreciation (depreciation) on investments	90,585,671
Cost of investments	182,556,671
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,449,807	$7,260,111	$9,709,918	$2,190,423	$5,295,497	$7,485,920
Class C	105,817	478,951	584,768	106,371	393,077	499,448
Class T	— *	1	1	— *	1	1
Class F-1	88,053	268,402	356,455	81,265	199,359	280,624
Class F-2	771,524	2,126,823	2,898,347	646,689	1,443,081	2,089,770
Class F-3	333,655	875,564	1,209,219	284,291	608,336	892,627
Class 529-A	126,004	377,814	503,818	114,830	281,087	395,917
Class 529-C	3,033	14,304	17,337	3,120	11,970	15,090
Class 529-E	3,292	11,094	14,386	3,155	8,626	11,781
Class 529-T	1	1	2	1	1	2
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	15,091	41,259	56,350	12,195	27,352	39,547
Class 529-F-3	52	133	185	39	94	133
Class R-1	2,380	10,794	13,174	2,651	10,012	12,663
Class R-2	15,018	69,008	84,026	14,748	55,645	70,393
Class R-2E	2,731	10,425	13,156	2,474	7,707	10,181
Class R-3	43,678	151,937	195,615	42,265	120,040	162,305
Class R-4	85,920	256,058	341,978	84,030	203,105	287,135
Class R-5E	15,062	41,520	56,582	13,506	29,606	43,112
Class R-5	25,732	64,658	90,390	23,861	50,355	74,216
Class R-6	1,410,985	3,652,879	5,063,864	1,255,599	2,657,957	3,913,556
Total	$5,497,835	$15,711,737	$21,209,572	$4,881,513	$11,402,909	$16,284,422
*
Amount less than one thousand.

American Balanced Fund	88

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the year ended December 31, 2025, the investment advisory services fees were $528,828,000, which were equivalent to an annualized rate of 0.212% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, unreimbursed expenses subject to reimbursement totaled $23,314,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

89	American Balanced Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $3,770,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$289,219	$64,396	$34,707	Not applicable
Class C	79,414	4,454	2,382	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	10,565	5,018	1,282	Not applicable
Class F-2	Not applicable	35,330	9,809	Not applicable
Class F-3	Not applicable	157	4,076	Not applicable
Class 529-A	14,225	3,074	1,819	$3,209
Class 529-C	2,404	125	72	128
Class 529-E	890	54	54	96
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	241	191	336
Class 529-F-3	Not applicable	— *	1	1
Class R-1	1,979	176	60	Not applicable
Class R-2	8,636	3,823	346	Not applicable
Class R-2E	1,009	330	50	Not applicable
Class R-3	12,474	3,645	749	Not applicable
Class R-4	10,560	4,239	1,268	Not applicable
Class R-5E	Not applicable	984	199	Not applicable
Class R-5	Not applicable	616	342	Not applicable
Class R-6	Not applicable	675	17,532	Not applicable

Total class-specific expenses	$431,375	$127,337	$74,939	$3,770
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,053,000 in the fund’s statement of operations reflects $928,000 in current fees (either paid in cash or deferred) and a net increase of $1,125,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,663,020,000 and $1,637,886,000, respectively, which generated $236,191,000 of net realized gains from such sales.

American Balanced Fund	90

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$9,055,572	248,769	$9,571,721	259,602	$(13,967,920)	(383,542)	$4,659,373	124,829
Class C	1,116,904	30,890	581,955	15,907	(2,356,901)	(65,592)	(658,042)	(18,795)
Class T	—	—	—	—	—	—	—	—
Class F-1	457,114	12,406	353,576	9,601	(696,274)	(19,146)	114,416	2,861
Class F-2	7,160,249	196,277	2,803,622	76,137	(6,008,108)	(165,176)	3,955,763	107,238
Class F-3	2,679,006	73,316	1,198,996	32,553	(2,603,503)	(71,573)	1,274,499	34,296
Class 529-A	648,464	17,856	503,640	13,697	(1,034,844)	(28,426)	117,260	3,127
Class 529-C	58,378	1,602	17,328	470	(102,580)	(2,827)	(26,874)	(755)
Class 529-E	20,304	555	14,380	391	(38,541)	(1,058)	(3,857)	(112)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	149,006	4,097	56,338	1,528	(118,342)	(3,238)	87,002	2,387
Class 529-F-3	653	19	185	5	(737)	(21)	101	3
Class R-1	23,325	645	13,170	361	(82,924)	(2,231)	(46,429)	(1,225)
Class R-2	150,910	4,205	83,902	2,293	(325,441)	(8,959)	(90,629)	(2,461)
Class R-2E	30,813	859	13,156	359	(47,640)	(1,307)	(3,671)	(89)
Class R-3	342,586	9,531	195,282	5,333	(647,872)	(17,891)	(110,004)	(3,027)
Class R-4	447,952	12,382	341,489	9,287	(981,119)	(27,120)	(191,678)	(5,451)
Class R-5E	134,333	3,737	56,557	1,536	(151,544)	(4,168)	39,346	1,105
Class R-5	271,225	7,466	89,661	2,432	(401,700)	(10,757)	(40,814)	(859)
Class R-6	5,322,499	146,154	5,062,680	137,345	(7,591,160)	(206,869)	2,794,019	76,630
Total net increase (decrease)	$28,069,293	770,766	$20,957,641	568,837	$(37,157,150)	(1,019,901)	$11,869,784	319,702
Refer to the end of the table(s) for footnote(s).

91	American Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$8,523,280	247,423	$7,381,678	209,979	$(12,370,857)	(358,847)	$3,534,101	98,555
Class C	1,029,548	30,121	496,917	14,226	(2,435,144)	(71,437)	(908,679)	(27,090)
Class T	—	—	—	—	—	—	—	—
Class F-1	363,843	10,602	278,370	7,928	(772,661)	(22,560)	(130,448)	(4,030)
Class F-2	5,848,375	170,024	2,017,818	57,479	(5,140,402)	(149,242)	2,725,791	78,261
Class F-3	2,363,650	68,435	884,532	25,188	(2,134,696)	(61,992)	1,113,486	31,631
Class 529-A	672,615	19,585	395,751	11,283	(956,015)	(27,830)	112,351	3,038
Class 529-C	63,690	1,856	15,079	428	(112,501)	(3,278)	(33,732)	(994)
Class 529-E	20,636	604	11,773	336	(38,946)	(1,131)	(6,537)	(191)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	131,033	3,799	39,532	1,125	(98,323)	(2,853)	72,242	2,071
Class 529-F-3	1,082	31	133	4	(243)	(7)	972	28
Class R-1	26,461	778	12,655	362	(36,672)	(1,071)	2,444	69
Class R-2	169,235	4,965	70,310	2,013	(276,381)	(8,123)	(36,836)	(1,145)
Class R-2E	33,805	995	10,181	291	(38,616)	(1,134)	5,370	152
Class R-3	374,115	10,933	162,133	4,639	(600,820)	(17,572)	(64,572)	(2,000)
Class R-4	460,689	13,400	287,115	8,185	(944,044)	(27,527)	(196,240)	(5,942)
Class R-5E	138,259	4,016	43,054	1,227	(252,789)	(7,530)	(71,476)	(2,287)
Class R-5	160,447	4,665	73,926	2,101	(253,514)	(7,346)	(19,141)	(580)
Class R-6	5,675,070	165,388	3,912,617	111,332	(6,097,205)	(177,562)	3,490,482	99,158
Total net increase (decrease)	$26,055,833	757,620	$16,093,576	458,127	$(32,559,829)	(947,042)	$9,589,580	268,705
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $206,665,774,000 and $218,753,337,000, respectively, during the year ended December 31, 2025.

American Balanced Fund	92

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
12/31/2025	$34.34	$.77	$5.48	$6.25	$(.78 )	$(2.32)	$(3.10)	$37.49	18.47%	$124,384	.55%	2.11%
12/31/2024	31.99	.77	4.05	4.82	(.72 )	(1.75)	(2.47)	34.34	14.95	109,637.56		2.24
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
Class C:
12/31/2025	34.06	.49	5.44	5.93	(.51 )	(2.32)	(2.83)	37.16	17.60	8,117	1.30	1.36
12/31/2024	31.74	.51	4.02	4.53	(.46 )	(1.75)	(2.21)	34.06	14.08	8,080	1.31	1.49
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
Class T:
12/31/2025	34.33	.86	5.48	6.34	(.87 )	(2.32)	(3.19)	37.48	18.78 [4]	— [5]	.30 [4]	2.36 [4]
12/31/2024	31.99	.86	4.04	4.90	(.81 )	(1.75)	(2.56)	34.33	15.21 [4]	— [5]	.30 [4]	2.49 [4]
12/31/2023	28.76	.80	3.27	4.07	(.84 )	—	(.84 )	31.99	14.33 [4]	— [5]	.29 [4]	2.66 [4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56 )	(.18 )	(.74 )	28.76	(11.91)[4]	— [5]	.31 [4]	2.38 [4]
12/31/2021	30.20	.56	4.24	4.80	(.48 )	(1.04)	(1.52)	33.48	16.08 [4]	— [5]	.32 [4]	1.74 [4]
Class F-1:
12/31/2025	34.30	.75	5.48	6.23	(.76 )	(2.32)	(3.08)	37.45	18.43	4,605.61		2.05
12/31/2024	31.96	.75	4.04	4.79	(.70 )	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
Class F-2:
12/31/2025	34.31	.84	5.47	6.31	(.85 )	(2.32)	(3.17)	37.45	18.69	36,592.35		2.31
12/31/2024	31.96	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
Class F-3:
12/31/2025	34.32	.88	5.48	6.36	(.89 )	(2.32)	(3.21)	37.47	18.84	15,026.25		2.41
12/31/2024	31.97	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
Class 529-A:
12/31/2025	34.26	.76	5.47	6.23	(.77 )	(2.32)	(3.09)	37.40	18.45	6,467.58		2.08
12/31/2024	31.92	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
Refer to the end of the table(s) for footnote(s).

93	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
12/31/2025	$34.32	$.48	$5.47	$5.95	$(.48 )	$(2.32)	$(2.80)	$37.47	17.54%	$245	1.35%	1.32%
12/31/2024	31.97	.50	4.04	4.54	(.44 )	(1.75)	(2.19)	34.32	14.05	251	1.35	1.44
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
Class 529-E:
12/31/2025	34.24	.67	5.47	6.14	(.68 )	(2.32)	(3.00)	37.38	18.18	189.82		1.84
12/31/2024	31.91	.67	4.04	4.71	(.63 )	(1.75)	(2.38)	34.24	14.62	177.83		1.96
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
Class 529-T:
12/31/2025	34.34	.85	5.47	6.32	(.85 )	(2.32)	(3.17)	37.49	18.72 [4]	— [5]	.35 [4]	2.32 [4]
12/31/2024	31.99	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.34	15.17 [4]	— [5]	.36 [4]	2.43 [4]
12/31/2023	28.76	.78	3.27	4.05	(.82 )	—	(.82 )	31.99	14.25 [4]	— [5]	.36 [4]	2.60 [4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)[4]	— [5]	.35 [4]	2.35 [4]
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.97 [4]	— [5]	.38 [4]	1.69 [4]
Class 529-F-1:
12/31/2025	34.21	.82	5.46	6.28	(.83 )	(2.32)	(3.15)	37.34	18.64 [4]	— [5]	.41 [4]	2.24 [4]
12/31/2024	31.88	.81	4.04	4.85	(.77 )	(1.75)	(2.52)	34.21	15.09 [4]	— [5]	.42 [4]	2.37 [4]
12/31/2023	28.67	.75	3.26	4.01	(.80 )	—	(.80 )	31.88	14.15 [4]	— [5]	.44 [4]	2.51 [4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52 )	(.18 )	(.70 )	28.67	(12.01)[4]	— [5]	.43 [4]	2.27 [4]
12/31/2021	30.11	.53	4.21	4.74	(.44 )	(1.04)	(1.48)	33.37	15.93 [4]	— [5]	.43 [4]	1.63 [4]
Class 529-F-2:
12/31/2025	34.33	.85	5.49	6.34	(.86 )	(2.32)	(3.18)	37.49	18.76	714.34		2.32
12/31/2024	31.99	.85	4.04	4.89	(.80 )	(1.75)	(2.55)	34.33	15.20	572.34		2.45
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
Class 529-F-3:
12/31/2025	34.33	.86	5.48	6.34	(.87 )	(2.32)	(3.19)	37.48	18.77	2.30		2.37
12/31/2024	31.98	.86	4.05	4.91	(.81 )	(1.75)	(2.56)	34.33	15.25	2.30		2.48
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
Class R-1:
12/31/2025	34.01	.48	5.43	5.91	(.49 )	(2.32)	(2.81)	37.11	17.58	179	1.33	1.34
12/31/2024	31.71	.50	4.01	4.51	(.46 )	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	94

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
12/31/2025	$34.05	$.48	$5.44	$5.92	$(.50 )	$(2.32)	$(2.82)	$37.15	17.58%	$1,160	1.33%	1.34%
12/31/2024	31.74	.50	4.02	4.52	(.46 )	(1.75)	(2.21)	34.05	14.08	1,147	1.32	1.47
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
Class R-2E:
12/31/2025	34.15	.59	5.45	6.04	(.60 )	(2.32)	(2.92)	37.27	17.91	171	1.04	1.62
12/31/2024	31.83	.60	4.03	4.63	(.56 )	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
Class R-3:
12/31/2025	34.11	.64	5.45	6.09	(.66 )	(2.32)	(2.98)	37.22	18.08	2,566.89		1.77
12/31/2024	31.79	.65	4.03	4.68	(.61 )	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
Class R-4:
12/31/2025	34.27	.75	5.47	6.22	(.76 )	(2.32)	(3.08)	37.41	18.43	4,371.60		2.07
12/31/2024	31.93	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
Class R-5E:
12/31/2025	34.30	.83	5.48	6.31	(.84 )	(2.32)	(3.16)	37.45	18.68	715.40		2.27
12/31/2024	31.96	.82	4.05	4.87	(.78 )	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
Class R-5:
12/31/2025	34.39	.86	5.49	6.35	(.87 )	(2.32)	(3.19)	37.55	18.77	1,105.30		2.36
12/31/2024	32.03	.86	4.06	4.92	(.81 )	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
Class R-6:
12/31/2025	34.35	.88	5.49	6.37	(.89 )	(2.32)	(3.21)	37.51	18.85	63,117.25		2.41
12/31/2024	32.00	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
Refer to the end of the table(s) for footnote(s).

95	American Balanced Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[6,7]	Year ended December 31,
	2025[8]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	50%	44%[9]	42%[9]	52%[9]	53%[9]
Including mortgage dollar roll transactions	106%	131%[9]	171%[9]	157%[9]	158%[9]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[7]	Refer to Note 5 for more information on mortgage dollar rolls.
[8]	Rates exclude in-kind transactions, if any.
[9]
Includes the value of securities sold due to redemptions of shares in-kind, if any. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31,
2021.

Refer to the notes to financial statements.

American Balanced Fund	96

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

97	American Balanced Fund

American Balanced Fund

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-10758 and 1933 Act No. 811-00066)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Amended and Restated Agreement and Declaration of Trust dated 3/3/20 – previously filed (see P/E Amendment No. 131 filed 10/29/20)

(b)	By-laws – Amended and Restated By-laws effective 8/27/18 – previously filed (see P/E Amendment No. 127 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 2/1/22 – previously filed (see P/E Amendment No. 133 filed 2/28/22)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 2/1/21 – previously filed (see P/E Amendment No, 133 filed 2/28/22); Form of Selling Group Agreement – previously filed (see P/E Amendment No. 125 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 125 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 125 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 125 filed 2/28/18)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/26

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 96 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 115 filed 10/30/15)

(h-1)	Other Material Contracts –Form of Indemnification Agreement – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Fund of Funds Investment Agreement – American Funds (Rule 12d1-4) – previously filed (see P/E Amendment No. 133 filed 2/28/22); Form of Fund of Funds Investment Agreement – American Funds/American Funds Insurance Series (Rule 12d1-4) – previously filed (see P/E Amendment No. 133 filed 2/28/22); and Amended and Restated Shareholder Services Agreement effective 1/1/23 – previously filed (see P/E Amendment No. 134 filed 2/28/23)

(h-2)	Amended and Restated Administrative Services Agreement effective 9/8/25

(i-1)	Legal Opinion - Legal Opinion – previously filed (see P/E Amendment No. 102 filed 2/26/10; P/E Amendment No. 111 filed 8/28/14; P/E Amendment No. 115 filed 10/30/15; P/E Amendment No. 119 filed 12/29/16; P/E Amendment No. 123 filed 4/6/17; and P/E Amendment No. 131 filed 10/29/20)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - not applicable to this filing

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C, T, F-1, 529-A, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares dated 2/1/21 – previously filed (see P/E Amendment No. 132 filed 2/26/21); and Amended and Restated Plan of Distribution for Class 529-C shares dated 2/1/21 – previously filed (see P/E Amendment No. 134 filed 2/28/23)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/21 – previously filed (see P/E Amendment No. 132 filed 2/26/21)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2025; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital

Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None

SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None

LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None

LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None

LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None

LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None

LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None

CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
IND	Philip A. Kojich	Assistant Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None

LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None

LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None

LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None

IND	Kevin G. Olson	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None

SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None

LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None

SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None

LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Vice President	None

LAO	Sheraton Welch	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 25th day of February, 2026.

AMERICAN BALANCED FUND

By: /s/ Donald H. Rolfe

(Donald H. Rolfe, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 25, 2026, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Donald H. Rolfe	Principal Executive Officer
(Donald H. Rolfe)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Hong T. Le	Treasurer
(Hong T. Le)

(3)	Trustees:
	Gina F. Adams*	Trustee
	Charles E. Andrews*	Trustee
	Joseph J. Bonner*	Trustee
	Michael C. Camuñez*	Trustee
	Vanessa C. L. Chang*	Trustee
	Cecilia V. Estolano*	Trustee
	Bradford F. Freer*	Trustee
	Yvonne L. Greenstreet*	Trustee
	Martin E. Koehler*	Trustee
	Sharon I. Meers*	Trustee
	Pascal Millaire*	Trustee
	William I. Miller*	Chair of the Board (Independent and Non-Executive)
	Anne-Marie Peterson*	Trustee
	Josette Sheeran*	Trustee
*By: /s/ Michael R. Tom
(Michael R. Tom, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Joshua R. Diggs

(Joshua R. Diggs, Counsel)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811 05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333 135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811 00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, on January 1, 2026.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Charles E. Andrews, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Vienna, Virginia, on January 1, 2026.

(City, State)

/s/ Charles E. Andrews

Charles E. Andrews, Board member

POWER OF ATTORNEY

I, Joseph J. Bonner, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Carlsbad, CA, on January 1, 2026.

(City, State)

/s/ Joseph J. Bonner

Joseph J. Bonner, Board member

POWER OF ATTORNEY

I, Michael C. Camuñez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Fresno, CA, on January 1, 2026.

(City, State)

/s/Michael C. Camuñez

Michael C. Camuñez, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX, on January 1, 2026.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Cecilia V. Estolano, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Cecilia V. Estolano

Cecilia V. Estolano, Board member

POWER OF ATTORNEY

I, Bradford F. Freer, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Bradford F. Freer

Bradford F. Freer, Board member

POWER OF ATTORNEY

I, Yvonne L. Greenstreet, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA, on January 1, 2026.

(City, State)

/s/ Yvonne L. Greenstreet

Yvonne L. Greenstreet, Board member

POWER OF ATTORNEY

I, Martin E. Koehler, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Berlin, Germany, on January 1, 2026.

(City, State)

/s/ Martin E. Koehler

Martin E. Koehler, Board member

POWER OF ATTORNEY

I, Sharon I. Meers, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Menlo Park, CA, on January 1, 2026.

(City, State)

/s/ Sharon I. Meers

Sharon I. Meers, Board member

POWER OF ATTORNEY

I, Pascal Millaire, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on January 1, 2026.

(City, State)

/s/ Pascal Millaire

Pascal Millaire, Board member

POWER OF ATTORNEY

I, William I. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ William I. Miller

William I. Miller, Board member

POWER OF ATTORNEY

I, Anne-Marie Peterson, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on January 1, 2026.

(City, State)

/s/ Anne-Marie Peterson

Anne-Marie Peterson, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member